PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.9%
Asset-Backed Securities 22.0%
Automobiles 0.6%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A	6.022%	05/17/32		1,813	$1,845,920
Series 2024-A, Class D, 144A	6.315	05/17/32		907	922,032
Series 2024-B, Class D, 144A	5.410	09/15/32		2,614	2,637,507
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020	02/20/27		4,283	4,278,276
Series 2023-04A, Class A, 144A	5.490	06/20/29		13,963	14,333,278
Series 2023-08A, Class A, 144A	6.020	02/20/30		43,300	45,365,743
Series 2024-01A, Class A, 144A	5.360	06/20/30		98,743	101,942,046

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.197(c)	12/26/31		1,297	1,301,568
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		2,668	2,673,749
JPMorgan Chase Bank NA,
Series 2021-01, Class R, 144A	28.348	09/25/28		966	938,649
Series 2021-02, Class G, 144A	8.482	12/26/28		39	39,224
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28		20,418	20,399,271
Series 2022-01A, Class D, 144A	5.900	12/16/30		8,465	8,495,188
Series 2025-01A, Class A, 144A	5.360	04/16/35		67,700	69,907,311
Santander Drive Auto Receivables Trust,
Series 2023-06, Class C	6.400	03/17/31		7,800	8,059,078
Series 2024-02, Class D	6.280	08/15/31		18,820	19,439,726
Series 2025-03, Class D	5.110	09/15/31		9,200	9,296,919

Westlake Automobile Receivables Trust, Series 2025-02A, Class C, 144A	4.850	01/15/31		15,200	15,377,382
					327,252,867
Collateralized Loan Obligations 18.0%
720 East CLO Ltd. (Cayman Islands), Series 2023-IA, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.042(c)	04/15/38		32,250	32,417,281
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.198(c)	04/20/37		67,750	67,906,740
Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	5.434(c)	04/15/34		6,500	6,517,551
Series 2021-15A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.871(c)	01/20/39		57,700	57,715,810
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.970(c)	07/21/38		85,494	85,922,325
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	10/20/37		47,750	47,981,650
Series 2024-37A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.909(c)	04/22/38		21,750	21,831,430

AlbaCore Euro CLO DAC (Ireland), Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	3.100(c)	06/15/34	EUR	9,461	11,194,349
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-18A, Class B1, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 0.000%)	5.434(c)	04/15/34		6,000	6,015,601
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.102(c)	07/15/37		124,500	124,919,926
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.060(c)	04/20/35		21,000	21,028,526
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class ARR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.377(c)	10/22/38	EUR	64,200	76,224,730
Series 08A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.130(c)	10/25/38	EUR	18,400	21,870,877

Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.028(c)	10/26/37		35,350	35,518,934
Armada Euro CLO DAC (Ireland), Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.206(c)	04/15/39	EUR	135,850	161,144,209
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.184(c)	11/27/31		8,857	8,857,334
Aurium CLO DAC (Ireland),
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	3.215(c)	06/22/34	EUR	14,000	16,637,783
Series 08A, Class AR, 144A, 3 Month EURIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.333(c)	10/16/38	EUR	80,474	95,790,531
Avoca CLO DAC (Ireland),
Series 11A, Class ARRR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.306(c)	10/15/38	EUR	91,000	107,969,075

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Avoca CLO DAC (Ireland), (cont’d.)
Series 18A, Class BR, 144A, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 1.950%)	3.966%(c)	01/15/38	EUR	31,700	$37,686,931
Series 29A, Class AR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.296(c)	10/15/38	EUR	32,000	38,024,681

Bain Capital Credit CLO (Cayman Islands), Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.898(c)	04/19/34		27,000	27,000,000
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2022-05A, Class ARR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.808(c)	01/24/37		89,850	89,903,910
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.051(c)	10/16/37		27,000	27,099,298
Bain Capital Euro CLO DAC (Ireland), Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	2.896(c)	07/15/34	EUR	47,750	56,553,105
Barings CLO Ltd., Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	03/31/38		30,000	30,161,730
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.288(c)	04/20/37		43,250	43,363,592
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.798(c)	04/24/34		35,303	35,324,170
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	03/09/34		49,500	49,549,277
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.092(c)	10/15/37		27,500	27,610,000

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2020-21A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.912(c)	01/15/39		86,650	87,020,602
BlueMountain CLO Ltd. (Cayman Islands), Series 2020-30A, Class AR2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.822(c)	04/15/35		71,825	71,890,289
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.616(c)	04/15/31	EUR	40,474	47,823,619
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.099(c)	07/20/34		19,410	19,438,181
Bryant Park Funding Ltd. (Cayman Islands), Series 2023-21A, Class AR, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.938(c)	10/18/38		40,500	40,669,290
Capital Four CLO DAC (Ireland), Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)	3.374(c)	01/25/38	EUR	127,100	150,733,013
Carlyle Global Market Strategies Euro CLO DAC (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	2.760(c)	01/25/32	EUR	4,263	5,050,888
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.070(c)	10/21/37		16,250	16,313,676
Series 2021-05A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	03/31/38		98,380	98,909,776

CarVal CLO Ltd. (United Kingdom), Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.089(c)	10/22/37		20,000	20,080,436
CBAM Ltd. (Cayman Islands), Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.812(c)	10/17/38		29,090	29,168,569
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.038(c)	10/20/37		56,010	56,282,029
Series 2021-07A, Class AR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.761(c)	01/23/35		63,250	63,351,820
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.912(c)	10/15/38		58,300	58,529,935
Series 2023-03A, Class A1R, 144A	0.000(cc)	01/20/39		44,650	44,663,440
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.020(c)	07/21/38		70,150	70,552,661

Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.198(c)	04/20/37		35,390	35,467,741
Contego CLO DAC (Ireland), Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.216(c)	10/15/37	EUR	102,050	121,583,740
CQS US CLO Ltd. (United Kingdom), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	5.558(c)	01/25/37		41,000	41,036,195
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.288(c)	04/20/37		32,300	32,379,871
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	5.538(c)	10/20/36		25,750	25,779,304
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	10/20/37		48,010	48,235,167
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	10/20/37		47,450	47,769,884
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.028(c)	10/17/37		59,650	59,933,737
Series 2020-04A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	10/17/37		23,500	23,658,907

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands), (cont’d.)
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.198%(c)	04/20/37		36,500	$36,586,994
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.188(c)	04/20/37		53,915	54,038,837
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	10/20/37		43,000	43,289,459
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.908(c)	03/22/38		155,000	155,576,910
Series 2025-04A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	07/17/38		100,000	100,568,700
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	03/31/38		93,500	94,032,950
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.012(c)	10/14/36		86,000	86,161,026
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.148(c)	10/20/37		102,500	102,890,310

Generate CLO Ltd. (Cayman Islands), Series 2024-18A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418(c)	01/20/38		37,500	37,662,630
Golub Capital Partners CLO, Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.788(c)	10/25/37		50,000	50,089,300
Golub Capital Partners CLO Ltd. (Cayman Islands),
Series 2017-19RA, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.037(c)	10/20/36		80,000	80,158,880
Series 2017-19RA, Class A2R3, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.287(c)	10/20/36		3,000	2,999,960

Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.654(c)	05/24/38	EUR	103,000	122,126,102
Harvest CLO DAC (Ireland), Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.480(c)	07/25/37	EUR	39,750	47,164,780
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.000(c)	12/25/35	EUR	17,250	20,473,812
Series 05A, Class B2, 144A	2.100	10/25/34	EUR	15,000	16,630,981
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.230(c)	04/25/39	EUR	77,200	91,399,191
Series 14A, Class A, 144A, 3 Month EURIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.360(c)	03/25/38	EUR	121,000	143,866,668

HPS Loan Management Ltd., Series 2025-26A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	07/20/38		55,750	56,050,214
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	3.760(c)	01/26/38	EUR	99,750	118,512,976
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.780(c)	01/26/38	EUR	20,000	23,791,838

ICG US CLO Ltd. (Cayman Islands), Series 2024-R1A, Class A, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088(c)	01/25/38		45,950	46,133,887
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B2, 144A	1.950	04/15/33	EUR	10,000	11,407,083
Series 09A, Class AR, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.406(c)	07/20/38	EUR	45,051	53,623,606

Jamestown CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.708(c)	10/20/34		54,500	54,557,388
Jubilee CLO DAC (Ireland), Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	3.016(c)	07/15/34	EUR	30,000	35,534,249
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 03A, Class A1R3, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858(c)	10/20/36		35,105	35,194,609
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.098(c)	07/20/37		21,850	21,923,728
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.048(c)	01/20/38		39,700	39,865,819

KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.114(c)	01/15/31		99	98,786
LCM Ltd. (Cayman Islands), Series 39A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.422(c)	10/15/34		25,000	25,142,343
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.269(c)	01/22/37		57,750	57,809,200
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.041(c)	10/16/37		78,750	79,044,139
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.168(c)	04/18/37		126,465	126,857,168
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.950(c)	07/27/34		78,500	78,576,687
Series 2025-70A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	09/04/38		50,000	50,254,150

Magnetite Ltd. (Cayman Islands), Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.978(c)	01/25/38		70,000	70,319,858
Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.302(c)	08/15/37		55,000	55,199,529
Marble Point CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858(c)	10/20/36		55,000	55,153,653

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Market Street CLO Ltd. (Cayman Islands), Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.214%(c)	03/20/38		100,100	$100,523,533
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.654(c)	05/15/37	EUR	102,500	121,759,050
Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.580% (Cap N/A, Floor 1.580%)	3.606(c)	01/20/39	EUR	6,000	7,149,136
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.396(c)	04/15/38	EUR	75,650	89,947,109

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	4.911(c)	10/12/30		11,792	11,792,389
Nassau Euro CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.366(c)	10/15/39	EUR	53,930	64,149,666
Series 04A, Class B, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.176(c)	07/20/38	EUR	20,000	23,775,141

Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands), Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.030(c)	10/19/38		28,850	28,987,297
NGC Euro CLO DAC (Ireland), Series 05A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.236(c)	01/15/39	EUR	72,550	85,868,233
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	2.897(c)	07/22/34	EUR	98,400	116,288,548
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	3.177(c)	07/22/34	EUR	19,000	22,504,619
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R3, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.047(c)	03/20/38		138,750	138,947,441
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.118(c)	07/19/37		84,529	84,829,399
Series 2019-20A, Class AR2, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.008(c)	10/25/38		75,000	75,289,620

Oak Hill Credit Partners Ltd. (Cayman Islands), Series 2014-10RA, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.798(c)	04/20/38		110,300	110,394,968
Obra CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.148(c)	01/20/38		87,000	87,336,525
Octagon Alto Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.808(c)	10/20/36		105,000	105,220,500
Octagon Investment Partners Ltd. (Cayman Islands), Series 2018-01A, Class A3R, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.468(c)	10/20/37		35,000	35,225,782
Octagon Investment Partners Ltd., Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.472(c)	10/31/37		18,750	18,868,172
Octagon Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.930(c)	07/21/35		45,100	45,257,701
Series 2022-01A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.902(c)	02/16/37		77,500	77,662,052
Series 2022-01A, Class A2R2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.252(c)	02/16/37		10,000	10,047,537
OFSI BSL Ltd. (Cayman Islands),
Series 2021-10A, Class BR, 144A, 3 Month SOFR + 1.830% (Cap N/A, Floor 1.830%)	5.498(c)	04/20/34		25,650	25,737,946
Series 2022-11A, Class A1RR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	03/31/38		53,800	54,062,921

Palmer Square European CLO DAC (Ireland), Series 2021-02A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.873(c)	03/15/38	EUR	24,300	28,832,809
Penta CLO DAC (Ireland), Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.276(c)	10/17/38	EUR	34,750	41,273,307
Pikes Peak CLO (Cayman Islands), Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.888(c)	04/20/38		4,900	4,916,659
Polen Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	03/06/38		49,800	50,059,757
Providus CLO DAC (Ireland), Series 02A, Class BRR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.916(c)	10/15/38	EUR	27,915	33,187,684
Rad CLO Ltd. (Cayman Islands),
Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 1.400%)	5.333(c)	04/23/34		12,000	12,034,381
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.268(c)	04/20/37		42,200	42,305,416

Ravensdale Park CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.200(c)	04/25/38	EUR	131,500	155,933,131
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R3, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.765(c)	06/20/34		45,000	45,062,473
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.012(c)	07/15/38		34,750	34,943,697
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.052(c)	09/06/37		76,500	76,876,533
Series 2025-04A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.008(c)	07/25/38		24,510	24,648,261

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.072%(c)	01/15/38		20,500	$20,578,283
Series 2022-02A, Class A1R2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	03/20/38		40,250	40,454,269
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.972(c)	03/15/38		70,600	70,958,930
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.068(c)	03/31/38		32,000	32,190,723
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.316(c)	07/15/38	EUR	44,500	52,766,273
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.250(c)	10/25/37	EUR	133,615	158,843,867

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.808(c)	07/25/31		7,585	7,585,308
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.231(c)	05/07/31		1,254	1,253,590
Signal Harmonic CLO DAC (Ireland), Series 01A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.066(c)	07/15/38	EUR	24,600	29,305,408
Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.058(c)	10/20/37		40,000	40,142,476
Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.969(c)	01/22/38		26,600	26,706,400

Signal Peak CLO Ltd. (United Kingdom), Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.068(c)	07/18/37		50,000	50,177,130
Silver Rock CLO (Cayman Islands), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	5.548(c)	01/20/36		45,250	45,288,417
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088(c)	10/20/37		22,600	22,688,004
Sixth Street CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1R2, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.868(c)	01/17/39		64,350	64,550,823
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	5.458(c)	01/20/37		65,000	65,000,000
Series 2021-17A, Class A2R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.118(c)	04/17/38		3,250	3,253,168
Sona Fios CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.614(c)	02/15/37	EUR	61,750	73,221,457
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.372(c)	08/25/38	EUR	31,000	36,819,342

Sound Point CLO Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.008(c)	04/25/35		45,000	45,052,826
St. Pauls CLO (Netherlands), Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.876(c)	01/17/32	EUR	16,323	19,321,689
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.860(c)	04/25/30	EUR	33,105	39,166,659
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	2.761(c)	02/20/30	EUR	90,875	107,609,989
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	2.916(c)	07/18/34	EUR	75,017	88,720,273

TCW CLO AMR Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	5.802(c)	08/16/34		16,600	16,646,950
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	4.718(c)	04/20/34		87,500	87,575,232
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.048(c)	03/31/38		20,950	21,072,683

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.238(c)	07/20/37		43,000	43,074,584
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	5.538(c)	01/20/36		105,500	105,587,723
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.072(c)	03/15/38		50,000	50,297,635
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.622(c)	01/15/36		27,500	27,535,783
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.118(c)	07/18/37		56,000	56,208,522
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.666(c)	04/15/37	EUR	98,750	117,425,718
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.266(c)	04/15/38	EUR	149,000	176,197,508

Trimaran CAVU Ltd., Series 2025-02A, Class A, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.030(c)	03/18/38		70,750	71,119,598
Trinitas Euro CLO DAC (Ireland), Series 06A, Class BR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.816(c)	01/15/39	EUR	31,600	37,625,617
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.194(c)	01/15/32		9,653	9,662,030
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.778(c)	10/20/34		57,450	57,509,489

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.029%(c)	07/18/31	6,417	$6,416,591
Series 2018-33A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	5.484(c)	07/15/31	8,000	8,009,939
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	5.064(c)	04/15/34	10,000	10,011,114

Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.622(c)	01/15/37	50,000	50,064,250
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088(c)	10/18/37	47,690	47,875,209
Wind River CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.098(c)	07/20/37	41,700	41,843,348
				9,441,946,746
Consumer Loans 0.6%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1B, 144A	5.930	02/15/29	3,000	3,004,824
Series 2024-A, Class 1C, 144A	6.160	02/15/29	3,000	3,004,838
Series 2024-A, Class 1D, 144A	6.890	02/15/29	2,000	2,003,825

Affirm Master Trust, Series 2025-03A, Class A, 144A	4.450	10/16/34	35,000	35,059,441
GreenSky Home Improvement Issuer Trust,
Series 2024-02, Class A4, 144A	5.150	10/27/59	8,732	8,866,569
Series 2025-02A, Class A4, 144A	4.890	06/25/60	13,150	13,270,210
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59	6,300	6,453,348
Series 2024-01, Class A4, 144A	5.670	06/25/59	7,222	7,394,776

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31	10,935	10,816,857
Mariner Finance Issuance Trust, Series 2025-BA, Class A, 144A	4.590	11/22/38	25,600	25,655,368
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	48,387	47,680,727
Series 2023-01A, Class D, 144A	7.490	06/14/38	1,300	1,372,565
Series 2023-02A, Class C, 144A	6.740	09/15/36	20,700	21,408,907
Series 2023-02A, Class D, 144A	7.520	09/15/36	25,130	26,007,884
Series 2024-01A, Class A, 144A	5.790	05/14/41	67,000	70,228,884

Sotheby’s Artfi Master Trust, Series 2026-01A, Class A1, 144A	4.800	06/20/33	53,300	53,316,656
				335,545,679
Credit Cards 0.2%
Genesis Sales Finance Master Trust, Series 2024-B, Class A, 144A	5.870	12/20/32	87,700	88,909,102
Equipment 0.2%
HPEFS Equipment Trust,
Series 2025-01A, Class C, 144A	4.790	09/20/32	6,500	6,560,585
Series 2025-01A, Class D, 144A	4.990	03/21/33	4,500	4,536,984
MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class A2, 144A	5.400	08/20/55	58,420	59,286,532
Series 2025-04A, Class A2, 144A	5.163	12/20/55	10,000	10,080,271
				80,464,372
Home Equity Loans 1.6%
ABFC Trust, Series 2003-OPT01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	4.427(c)	04/25/33	757	761,091
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	4.762(c)	11/25/33	255	261,835

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE09, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	4.762%(c)	12/25/34	926	$875,355
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE08, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	4.762(c)	09/25/34	206	209,011
BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	2,796	2,835,343
EFMT, Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	13,303	13,429,849
FIGRE Trust, Series 2025-FL01, Class A1, 144A	5.265(cc)	07/25/55	9,129	9,182,004
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)	6.712(c)	10/25/31	25	28,521
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.197(c)	01/25/55	42,755	42,890,048
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.247(c)	10/25/55	17,097	17,189,880

GSAA Trust, Series 2006-07, Class AF2	5.995(cc)	03/25/46	542	186,836
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.402(c)	03/20/54	5,031	5,049,501
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.303(c)	05/20/54	3,084	3,095,674
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	4.902(c)	10/20/54	5,994	6,001,209

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	4.507(c)	07/25/34	22	22,505
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE03, Class A4, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	4.587(c)	03/25/34	483	474,621
Series 2004-HE08, Class A7, 1 Month SOFR + 1.174% (Cap N/A, Floor 1.060%)	4.847(c)	09/25/34	663	709,165

New Century Home Equity Loan Trust, Series 2003-A, Class A, 144A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	3.317(c)	10/25/33	747	767,684
NLT Trust, Series 2025-CES01, Class A1, 144A	5.038(cc)	08/25/60	4,930	4,944,637
OBX Trust,
Series 2025-HE02, Class A1, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)	5.147(c)	08/25/55	35,533	35,758,991
Series 2025-HE02, Class M1, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 0.000%)	5.447(c)	08/25/55	6,750	6,823,880
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	6,236	6,291,312
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	3,344	3,397,490
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	15,967	16,153,498
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	20,638	20,729,675
Series 2024-CES08, Class A1A, 144A	5.490(cc)	11/25/44	34,937	35,244,754
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	42,819	43,287,407
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	43,622	44,143,960
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	18,291	18,479,757
Series 2025-CES08, Class A1A, 144A	5.148(cc)	08/25/55	73,759	74,305,290
Series 2025-CES09, Class A1A, 144A	4.795(cc)	09/25/55	18,862	18,875,910
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	21,372	21,632,046
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	7,506	7,554,631
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	6,978	7,043,922
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	22,153	22,436,120
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	75,033	75,219,382
Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64	41,989	42,417,276
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	43,926	44,424,668
Series 2025-CES03, Class A1A, 144A	5.278(cc)	08/25/65	35,221	35,509,488
Series 2025-CES04, Class A1A, 144A	5.091(cc)	10/25/65	25,441	25,600,255
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	52,159	52,788,809
Series 2025-FIX01, Class A1, 144A	4.968(cc)	09/25/65	13,883	13,899,957
Series 2025-HE01, Class A1A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.047(c)	07/25/65	34,300	34,425,136
				815,358,383

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other 0.6%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.057%(c)	10/16/28		71,000	$70,999,787
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A	5.350	10/20/46		12,129	12,282,425
Series 2025-01A, Class A, 144A	5.380	02/20/49		27,157	27,531,868
Series 2025-02A, Class A, 144A	5.320	06/20/49		22,173	22,402,401
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57		22,675	22,351,034
Series 2024-01GS, Class A, 144A	6.250	06/20/57		40,494	39,379,791

PK Alift Loan Funding 7 LP, Series 2025-02, Class A, 144A	4.750	03/15/43		12,174	12,178,269
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.423(c)	12/25/27		20,000	20,147,502
Sunrun Artemis Issuer LLC, Series 2024-02A, Class A1, 144A	6.250	07/30/59		25,260	24,999,751
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		15,082	14,732,432
Series 2024-03A, Class A2, 144A	5.880	10/30/59		64,873	62,539,974
					329,545,234
Residential Mortgage-Backed Securities 0.1%
Countrywide Asset-Backed Certificates, Series 2003-BC05, Class 2A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	4.487(c)	12/25/33		202	204,606
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	4.207(c)	08/25/34		2,726	2,688,623
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)	4.567(c)	11/25/34		247	241,418
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	4.837(c)	11/25/34		4	6,075

Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB08, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	3.330(c)	12/25/35		57	56,653
GSAMP Trust, Series 2004-AR01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	4.762(c)	06/25/34		682	755,574
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.047(c)	11/25/60	EUR	4,121	4,900,059
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)	5.632(c)	01/25/35		831	816,970
Specialty Underwriting & Residential Finance Trust, Series 2003-BC02, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	4.912(c)	06/25/34		279	277,311
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	4.737(c)	07/25/33		371	365,449
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	4.787(c)	09/25/34		508	531,073
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)	4.727(c)	09/25/34		378	401,578
TFS (Spain),
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.185(c)	03/15/26	EUR	26,630	23,674,501
					34,919,891
Student Loans 0.1%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)	5.147(c)	06/25/47		23,403	23,616,361
Series 2024-EDU01, Class C, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.497(c)	06/25/47		2,490	2,486,046
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		82,210	10,732,332
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		11,871	11,346,391

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
Laurel Road Prime Student Loan Trust, (cont’d.)
Series 2018-D, Class A, 144A	0.000%(cc)	11/25/43	15,212	$14,544,861
Series 2019-A, Class R, 144A	0.000	10/25/48	22,452	9,975,174
				72,701,165

Total Asset-Backed Securities (cost $11,285,099,333)				11,526,643,439
Commercial Mortgage-Backed Securities 9.4%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.100(cc)	05/15/35	39,245	34,143,150
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35	40,253	34,013,363

ALA Trust, Series 2025-OANA, Class A, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)	5.424(c)	06/15/40	16,110	16,240,894
ARES Trust, Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.180(c)	04/15/42	47,990	48,049,954
Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.199(cc)	05/15/49	1,863	1,846,133
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50	8,520	8,394,182
Series 2019-BN20, Class A2	2.758	09/15/62	48,568	46,080,594
Series 2019-BN21, Class XB, IO	0.349(cc)	10/17/52	206,158	2,468,206
Series 2019-BN24, Class A2	2.707	11/15/62	69,300	65,590,191
Series 2020-BN29, Class A3	1.742	11/15/53	36,788	32,828,625
Series 2023-BNK46, Class A21	6.725(cc)	08/15/56	74,030	77,211,454
BANK5,
Series 2023-05YR2, Class A3	6.656(cc)	07/15/56	30,000	31,512,315
Series 2025-5YR19, Class A3	5.270	12/15/58	75,000	77,562,277
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	17,157,250
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,813,045
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	5,587,580
Series 2016-ETC, Class D, 144A	3.609(cc)	08/14/36	21,720	20,837,779
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	13,900	13,208,481
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38	7,345	7,024,649
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	10,055	9,418,963
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	19,295	17,404,536
Series 2019-C03, Class A3	3.319	05/15/52	24,500	23,842,832
Series 2020-C08, Class XB, IO	1.016(cc)	10/15/53	119,592	5,425,686
Series 2024-05C27, Class A3	6.014	07/15/57	25,000	26,258,635
Series 2024-05C29, Class A3	5.208	09/15/57	64,600	66,493,807

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	14,600	13,771,346
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	11,073	10,921,626
Series 2019-B10, Class A3	3.455	03/15/62	39,418	38,546,335
Series 2019-B11, Class A4	3.281	05/15/52	57,606	56,081,590
Series 2019-B12, Class A4	2.859	08/15/52	81,000	77,725,445
Series 2019-B13, Class A3	2.701	08/15/57	38,700	36,704,264
Series 2019-B14, Class A3	3.090	12/15/62	48,180	46,764,896
Series 2019-B14, Class A4	2.795	12/15/62	57,600	54,702,841
Series 2020-B17, Class A4	2.042	03/15/53	78,000	71,424,826
Series 2020-B20, Class A3	1.945	10/15/53	13,000	12,274,019
Series 2020-B21, Class A4	1.704	12/17/53	37,450	33,759,228
Series 2020-IG01, Class A2	2.677	09/15/43	28,000	25,563,482
Series 2023-V03, Class A3	6.363(cc)	07/15/56	20,000	20,920,020
Series 2024-V08, Class A3	6.189(cc)	07/15/57	102,300	108,083,152
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	5.570(c)	07/15/41	37,000	37,161,875
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.269(c)	07/15/41	7,500	7,504,688

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BFLD Mortgage Trust, (cont’d.)
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.172%(c)	07/15/39	39,027	$39,050,967

BFLD Trust, Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.230(c)	06/15/42	17,700	17,711,063
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.880(c)	03/15/42	40,507	40,491,831
Series 2025-IND, Class C, 144A, 1 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.480(c)	03/15/42	3,812	3,806,783
BMO Mortgage Trust,
Series 2023-C05, Class A2	6.518	06/15/56	25,000	25,712,063
Series 2024-05C5, Class A3	5.857	02/15/57	50,000	52,249,745

BPR Trust, Series 2023-BRK02, Class A, 144A	6.899(cc)	10/05/38	77,084	80,168,246
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class B, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.044(c)	11/15/38	9,172	9,171,834
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.173(c)	10/15/41	70,644	70,731,922
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.371(c)	08/15/41	75,624	75,789,729
Series 2025-COPT, Class A, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.430(c)	08/15/42	40,960	41,113,600
Series 2025-JDI, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.080(c)	11/15/42	73,465	73,603,248
Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)	5.124(c)	04/15/40	38,732	38,804,373
BX Trust,
Series 2025-ARIA, Class A, 144A	5.031(cc)	12/13/42	100,000	101,698,080
Series 2025-LUNR, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.180(c)	06/15/40	29,905	29,951,840

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	26,734	26,282,788
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	49,592	49,111,759
Series 2017-CD06, Class A4	3.190	11/13/50	77,064	76,066,439
Series 2018-CD07, Class A3	4.013	08/15/51	25,927	25,811,518

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52	22,698	22,581,873
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,966,942
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	20,514,660

CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	19,032	18,781,355
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.209	10/12/50	63,251	62,517,363
Series 2017-P07, Class A3	3.442	04/14/50	14,389	14,292,785
Series 2019-GC41, Class A4	2.620	08/10/56	94,960	89,919,713
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	83,091,897
Commercial Mortgage Trust,
Series 2016-COR01, Class A4	3.091	10/10/49	6,400	6,340,090
Series 2017-COR02, Class A2	3.239	09/10/50	74,027	73,380,501
Series 2018-COR03, Class A2	3.961	05/10/51	54,997	54,425,855
Series 2019-GC44, Class A4	2.698	08/15/57	20,000	18,891,364
Series 2024-277P, Class A, 144A	6.338	08/10/44	29,200	30,762,545
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	97,400	2,275,722

Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	94,640	87,077,800
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,386	153,491
Series 2019-C16, Class A2	3.067	06/15/52	26,843	25,975,887
Series 2019-C17, Class A4	2.763	09/15/52	37,150	35,390,550

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,960	22,895,843
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A4	3.071	06/10/50	5,132	5,048,501
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0055, Class X1, IO	1.333(cc)	03/25/26	178,877	87,221
Series K0058, Class XAM, IO	0.814(cc)	08/25/26	59,334	266,831
Series K0069, Class X1, IO	0.340(cc)	09/25/27	493,519	2,390,311
Series K0087, Class X1, IO	0.339(cc)	12/25/28	384,735	3,664,443

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K0090, Class X1, IO	0.706%(cc)	02/25/29	447,429	$8,862,089
Series K0091, Class X1, IO	0.558(cc)	03/25/29	536,767	8,638,083
Series K0092, Class XAM, IO	0.982(cc)	04/25/29	53,046	1,583,269
Series K0093, Class X1, IO	0.937(cc)	05/25/29	374,109	9,671,400
Series K0095, Class X1, IO	0.938(cc)	06/25/29	496,568	13,399,701
Series K0096, Class XAM, IO	1.395(cc)	07/25/29	56,489	2,451,803
Series K0097, Class X1, IO	1.082(cc)	07/25/29	428,474	14,117,366
Series K0101, Class X1, IO	0.826(cc)	10/25/29	454,502	12,103,069
Series K0108, Class X1, IO	1.690(cc)	03/25/30	322,833	18,869,309
Series K0114, Class X1, IO	1.110(cc)	06/25/30	253,699	10,451,466
Series K0735, Class X1, IO	0.958(cc)	05/25/26	194,797	306,590
Series K1513, Class X1, IO	0.850(cc)	08/25/34	329,007	16,294,399
Series Q001, Class XA, IO	2.060(cc)	02/25/32	21,801	1,251,373
Series Q002, Class XA, IO	0.916(cc)	07/25/33	26,887	861,414
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.277(cc)	06/10/47	37,110	39,793
Series 2015-GC34, Class A4	3.506	10/10/48	242	239,433
Series 2017-GS06, Class A2	3.164	05/10/50	12,934	12,779,241
Series 2018-GS09, Class A3	3.727	03/10/51	10,441	10,386,412
Series 2019-GC39, Class A3	3.307	05/10/52	64,721	62,218,099
Series 2019-GC40, Class A3	2.904	07/10/52	40,481	38,926,874
Series 2019-GSA01, Class A2	2.613	11/10/52	4,941	4,873,721
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	40,142,491
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.335(cc)	09/15/47	2,886	48
Series 2014-C24, Class A5	3.639	11/15/47	516	507,859
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	69,569,176
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	30,886,003
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	30,848,080
Series 2019-COR04, Class A5	4.029	03/10/52	4,797	4,629,167
Series 2019-COR05, Class A3	3.123	06/13/52	22,100	21,355,612
Series 2019-COR05, Class XB, IO	0.930(cc)	06/13/52	65,497	1,758,712
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	20,481	20,283,278
Series 2017-C07, Class A4	3.147	10/15/50	65,118	64,164,289
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	75,834,578

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A4	2.627	08/15/49	15,160	15,043,647
KRE Commercial Mortgage Trust, Series 2025-AIP04, Class A, 144A, 1 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.980(c)	03/15/42	31,021	30,982,473
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,463,511
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	6.395(c)	04/15/38	14,566	14,565,600
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C34, Class A3	3.276	11/15/52	18,615	18,355,918
Series 2025-05C1, Class A3	5.635	03/15/58	45,000	47,028,883
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4	3.259	06/15/50	51,175	50,730,090
Series 2018-H03, Class A4	3.914	07/15/51	5,199	5,167,472
Series 2018-H04, Class A3	4.043	12/15/51	16,356	16,231,466
Series 2019-H06, Class A3	3.158	06/15/52	31,881	30,875,705
Series 2019-H07, Class A3	3.005	07/15/52	66,390	63,776,052
Series 2019-L02, Class A3	3.806	03/15/52	43,236	42,640,139
Series 2019-L03, Class A3	2.874	11/15/52	35,030	33,536,724

NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.073(c)	10/15/40	43,000	43,134,375
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)	4.893(c)	02/15/42	49,015	49,045,634
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	5.572(c)	02/15/42	18,945	19,016,044

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
NYC Commercial Mortgage Trust, (cont’d.)
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.121%(c)	02/15/42	25,000	$25,125,000

One Bryant Park Trust, Series 2019-OBP, Class A, 144A	2.516	09/15/54	7,000	6,521,934
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.880(c)	03/15/35	25,990	25,925,025
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	32,411,526
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	20,955	20,838,149
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	6.420(c)	11/15/38	62,913	62,893,452
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.196	06/15/50	6,639	6,578,383
Series 2017-C05, Class A4	3.212	11/15/50	21,220	20,914,929
Series 2017-C06, Class A4	3.320	12/15/50	29,785	29,446,491
Series 2018-C10, Class A3	4.048	05/15/51	59,378	59,215,428
Series 2018-C11, Class A4	3.977	06/15/51	39,214	39,172,344
Series 2018-C15, Class A3	4.075	12/15/51	16,998	16,831,435
Series 2019-C16, Class A3	3.344	04/15/52	31,500	31,039,653
Series 2019-C16, Class XB, IO	0.852(cc)	04/15/52	96,253	2,400,425
Series 2019-C17, Class A3	2.669	10/15/52	80,671	77,015,563
Series 2019-C18, Class A3	2.782	12/15/52	22,850	21,677,199

UBS-Barclays Commercial Mortgage Trust, Series 2013-C05, Class XB, IO, 144A	0.107(cc)	03/10/46	41,314	116
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	5.921(c)	11/15/41	15,200	15,285,500
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class XB, IO	0.965(cc)	06/15/49	36,018	44,115
Series 2016-C35, Class XB, IO	0.920(cc)	07/15/48	55,952	76,693
Series 2016-C36, Class A3	2.807	11/15/59	26,080	25,886,747
Series 2017-C39, Class A4	3.157	09/15/50	36,567	36,017,256
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	995,896
Series 2018-C44, Class A4	3.948	05/15/51	19,843	19,793,913
Series 2018-C45, Class A3	3.920	06/15/51	23,154	23,032,064
Series 2018-C47, Class A3	4.175	09/15/61	37,090	37,154,121
Series 2019-C50, Class A4	3.466	05/15/52	34,566	33,900,275
Series 2019-C52, Class A4	2.643	08/15/52	85,830	81,958,531
Series 2019-C53, Class A3	2.787	10/15/52	5,951	5,668,853
Series 2019-C54, Class A3	2.892	12/15/52	42,492	40,537,664
Series 2020-C55, Class A4	2.474	02/15/53	58,725	54,795,499
Series 2024-01CHI, Class A, 144A	5.484(cc)	07/15/35	75,100	75,724,817

Total Commercial Mortgage-Backed Securities (cost $5,050,945,019)				4,945,122,511
Corporate Bonds 30.7%
Aerospace & Defense 0.9%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	17,025,931
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	196,834	196,834,000
Sr. Unsec’d. Notes	2.750	02/01/26	8,273	8,273,000
Sr. Unsec’d. Notes(a)	3.250	02/01/28	14,855	14,634,633
Sr. Unsec’d. Notes	3.550	03/01/38	15,098	12,721,629
Sr. Unsec’d. Notes(a)	3.600	05/01/34	14,772	13,444,772
Sr. Unsec’d. Notes	3.625	03/01/48	2,130	1,525,167
Sr. Unsec’d. Notes	3.850	11/01/48	990	734,391
Sr. Unsec’d. Notes	3.900	05/01/49	44,475	33,241,429
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	10,391,642
Sr. Unsec’d. Notes	5.705	05/01/40	22,420	22,921,039
Sr. Unsec’d. Notes	5.805	05/01/50	23,258	22,947,611

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	5.930%	05/01/60	52,200	$51,383,136
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	42,750	42,803,438
Sr. Unsec’d. Notes, 144A(a)	6.750	06/15/33	7,645	8,036,806
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	3,675	3,812,813

HEICO Corp., Gtd. Notes	5.250	08/01/28	9,750	10,021,062
L3Harris Technologies, Inc., Sr. Unsec’d. Notes(a)	5.050	06/01/29	15,850	16,285,066
Spirit AeroSystems, Inc., Sr. Sec’d. Notes	3.850	06/15/26	1,660	1,656,289
				488,693,854
Agriculture 0.6%
Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	39,709	30,605,252
Gtd. Notes	4.250	08/09/42	15,984	13,354,887
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	41,745	40,214,219
Gtd. Notes	3.557	08/15/27	12,287	12,200,579
Gtd. Notes	4.390	08/15/37	69,276	63,339,269
Gtd. Notes	5.834	02/20/31	4,000	4,241,792
Gtd. Notes	6.343	08/02/30	10,195	10,999,163
Gtd. Notes	7.750	10/19/32	5,000	5,828,192
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	9,736	9,703,349
Gtd. Notes	5.931	02/02/29	23,565	24,713,356

Bunge Ltd. Finance Corp., Gtd. Notes(a)	2.750	05/14/31	6,500	5,982,446
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN	5.500	02/01/30	10,804	11,198,337
Gtd. Notes, 144A, MTN	5.875	07/01/34	1,395	1,454,699
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.100	05/01/30	30,645	28,099,989
Sr. Unsec’d. Notes(a)	3.125	03/02/28	1,802	1,774,883
Sr. Unsec’d. Notes	4.875	02/13/29	1,198	1,226,344
Sr. Unsec’d. Notes	5.250	02/13/34	9,347	9,642,122
Sr. Unsec’d. Notes(h)	5.625	09/07/33	52,304	55,292,003
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	5.700	08/15/35	737	764,629
Gtd. Notes	7.250	06/15/37	983	1,130,048
				331,765,558
Airlines 0.4%
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28	1,361	1,356,366
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	5,604	5,535,621
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600	03/22/29	6,888	6,821,652
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	5,660	5,714,831
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	20,577	19,861,942
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	53,955	54,249,594
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	38,315	38,779,620

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450%	06/01/29	6,012	$5,925,089
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	9,955	9,597,742
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500	09/01/31	8,015	7,885,932
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates(a)	2.700	11/01/33	7,270	6,736,529
United Airlines Holdings, Inc., Gtd. Notes	5.375	03/01/31	18,380	18,566,452
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,860	34,834,399
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	9,655,520

VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	6.375	02/01/30	1,925	1,828,750
				227,350,039
Apparel 0.0%
PVH Corp., Sr. Unsec’d. Notes	5.500	06/13/30	2,240	2,277,321
Auto Manufacturers 0.8%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	1,055	939,640
Sr. Unsec’d. Notes	4.750	01/15/43	13,282	10,645,835
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	24,254	24,054,365
Sr. Unsec’d. Notes	2.900	02/16/28	16,452	15,921,612
Sr. Unsec’d. Notes	2.900	02/10/29	3,279	3,107,455
Sr. Unsec’d. Notes	3.625	06/17/31	2,010	1,857,184
Sr. Unsec’d. Notes	4.125	08/17/27	11,147	11,093,333
Sr. Unsec’d. Notes	4.271	01/09/27	44,065	44,046,527
Sr. Unsec’d. Notes	4.950	05/28/27	2,000	2,011,434
Sr. Unsec’d. Notes(a)	5.113	05/03/29	3,250	3,275,338
Sr. Unsec’d. Notes	5.125	11/05/26	864	868,481
Sr. Unsec’d. Notes	5.800	03/05/27	4,115	4,172,409
Sr. Unsec’d. Notes(a)	5.800	03/08/29	15,525	15,955,586
Sr. Unsec’d. Notes(a)	5.850	05/17/27	12,674	12,883,181
Sr. Unsec’d. Notes(a)	5.875	11/07/29	12,500	12,888,517
Sr. Unsec’d. Notes	6.950	03/06/26	8,988	8,989,863
Sr. Unsec’d. Notes(a)	7.350	03/06/30	1,815	1,958,642
General Motors Co.,
Sr. Unsec’d. Notes	5.200	04/01/45	2,660	2,398,059
Sr. Unsec’d. Notes	6.250	10/02/43	5,906	6,023,288
Sr. Unsec’d. Notes	6.600	04/01/36	3,260	3,552,290
Sr. Unsec’d. Notes(a)	6.750	04/01/46	3,172	3,402,039
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	20,453	20,393,460
Gtd. Notes	4.000	10/06/26	7,785	7,784,320
Gtd. Notes	4.350	01/17/27	4,416	4,426,841
Sr. Unsec’d. Notes	2.350	01/08/31	84,135	75,846,300
Sr. Unsec’d. Notes	2.400	10/15/28	1,680	1,606,546
Sr. Unsec’d. Notes	2.700	08/20/27	2,435	2,385,101
Sr. Unsec’d. Notes	5.550	07/15/29	720	747,615
Sr. Unsec’d. Notes	5.650	01/17/29	2,775	2,875,231
Sr. Unsec’d. Notes	5.800	06/23/28	1,370	1,419,314
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.550	09/26/29	4,000	4,029,073
Sr. Unsec’d. Notes, 144A	5.100	06/24/30	25,370	25,975,312

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.350%	03/19/29	7,175	$7,394,304
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.950	08/15/29	1,490	1,511,196
Gtd. Notes, 144A	5.050	03/27/28	32,852	33,306,222
Gtd. Notes, 144A(a)	5.250	03/22/29	23,837	24,373,108
				404,119,021
Auto Parts & Equipment 0.2%
Aptiv Swiss Holdings Ltd., Gtd. Notes(a)	6.875(ff)	12/15/54	4,965	5,137,211
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	2,150	2,246,107
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	3,650	3,769,183
Sr. Sec’d. Notes, 144A	5.750	08/15/32	4,000	4,072,924

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	62,743	63,091,176
				78,316,601
Banks 8.8%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	40,600	41,219,304
Sub. Notes	2.749	12/03/30	6,400	5,828,053
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	36,615	37,214,006
Jr. Sub. Notes, Series FF(a)	5.875(ff)	03/15/28(oo)	5,595	5,659,911
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	267,035	244,848,289
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	77,387,777
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	48,286	43,451,914
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	14,481	12,953,744
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	204,919,238
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	26,185	23,936,330
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	45,315	43,822,670
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	26,759,782
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	21,644	17,298,062
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	1,034,435
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	40,400	37,063,057
Sub. Notes, MTN	4.450	03/03/26	21,450	21,456,077
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.667(ff)	03/10/32	7,000	6,365,449
Sr. Unsec’d. Notes	2.894(ff)	11/24/32	3,745	3,396,545
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	5,825	5,855,042
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	40,628	41,349,911
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	6,885	7,021,537
Sr. Unsec’d. Notes	5.785(ff)	02/25/36	6,035	6,281,877
Sr. Unsec’d. Notes	6.692(ff)	09/13/34	4,100	4,522,257
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	4,130	4,710,315
Sub. Notes	4.836	05/09/28	7,715	7,770,828
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	32,200	31,035,619
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	19,050	18,043,451
Sr. Non-Preferred Notes, 144A	2.591(ff)	01/20/28	19,375	19,099,958
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	27,265	24,896,290
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	15,150	13,797,575
Sr. Non-Preferred Notes, 144A	4.400	08/14/28	4,458	4,475,643
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	17,340	16,402,475
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	17,175	16,991,343

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	5.936%(ff)	05/30/35	14,539	$15,184,142
Sr. Non-Preferred Notes, 144A, MTN(a)	3.500	10/23/27	4,330	4,282,496
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	6,850	6,746,066
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	1,015,516
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A	5.581(ff)	07/03/36	65,503	66,958,215
Sr. Non-Preferred Notes, 144A	6.037(ff)	06/15/35	52,618	55,810,303
Sr. Non-Preferred Notes, 144A	6.840(ff)	09/13/34	61,848	68,790,438

Capital One NA, Sr. Unsec’d. Notes	4.250	03/13/26	675	675,075
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	12,600	12,563,071
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	15,200	15,259,055
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	20,510	21,533,369
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	23,660	24,072,179
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	46,837	47,861,076
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	26,270	26,237,300
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	195,755	183,370,310
Sr. Unsec’d. Notes(a)	2.904(ff)	11/03/42	53,586	39,457,650
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	23,165	21,201,414
Sr. Unsec’d. Notes	3.200	10/21/26	30,952	30,808,116
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	12,547,840
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	63,929	60,836,478
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,697,791
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	21,090	21,269,487
Sub. Notes	4.450	09/29/27	470	473,120
Sub. Notes	4.750	05/18/46	42,640	37,399,974

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	24,593	25,705,746
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN(a)	4.631(ff)	09/11/28	19,955	20,094,942
Sr. Non-Preferred Notes, 144A, MTN	5.222(ff)	05/27/31	10,865	11,134,999
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	19,490	19,620,363
Sr. Non-Preferred Notes, 144A(a)	5.705(ff)	03/01/30	43,015	44,713,219
Sr. Non-Preferred Notes, 144A, MTN	5.019(ff)	03/04/31	4,470	4,552,704
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	815	803,222
Sr. Non-Preferred Notes(a)	2.552(ff)	01/07/28	2,170	2,137,359
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	43,922	44,371,630
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	7,220	7,388,930
Sr. Non-Preferred Notes	5.373(ff)	01/10/29	7,070	7,218,311
Sr. Non-Preferred Notes	6.720(ff)	01/18/29	12,325	12,911,102
Sr. Non-Preferred Notes(a)	7.146(ff)	07/13/27	8,015	8,117,067
Sub. Notes	3.729(ff)	01/14/32	15,400	14,581,810
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	5,965	5,913,071
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	15,995	15,951,466
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	48,415	42,959,930
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	49,619,357
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	110,085	84,205,504
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	16,800	16,695,494
Sr. Unsec’d. Notes	3.850	01/26/27	31,440	31,442,222
Sr. Unsec’d. Notes(a)	4.223(ff)	05/01/29	10,000	10,020,755
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	12,700	11,683,326
Sub. Notes	6.750	10/01/37	216	239,636

Hamburg Commercial Bank AG (Germany), Sub. Notes, EMTN, SOFR + 0.667%	4.350(c)	03/21/31	40,000	38,539,432

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.013%(ff)	09/22/28	6,010	$5,808,496
Sr. Unsec’d. Notes	4.619(ff)	11/06/31	4,415	4,428,898
Sr. Unsec’d. Notes	5.887(ff)	08/14/27	1,625	1,639,745
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	23,395	24,337,932
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	9,560	10,018,835
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A(a)	7.778(ff)	06/20/54	14,870	17,870,107
Sr. Preferred Notes, 144A	7.800	11/28/53	1,820	2,232,755
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(a)	6.505(c)	05/01/26(oo)	30,100	30,307,545
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.406(c)	04/01/26(oo)	89,955	90,282,541
Jr. Sub. Notes, Series KK(a)	3.650(ff)	06/01/26(oo)	28,750	28,706,351
Sr. Unsec’d. Notes(a)	1.953(ff)	02/04/32	115,410	102,756,916
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	63,170	58,826,135
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	94,664,286
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	19,240	17,563,301
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	127,835	121,488,525
Sr. Unsec’d. Notes	3.300	04/01/26	15,205	15,190,285
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	89,844,122
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	5,859,238
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	52,425,174
Sr. Unsec’d. Notes	4.565(ff)	06/14/30	14,310	14,479,933
Sr. Unsec’d. Notes(a)	4.995(ff)	07/22/30	8,490	8,712,226

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes(a)	5.110	12/08/26	2,835	2,864,027
Kasikornbank PCL (Thailand), Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	8,541,399
KeyCorp, Sr. Unsec’d. Notes, MTN(a)	2.550	10/01/29	13,917	13,169,088
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	14,595	14,585,475
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.170	09/11/27	9,800	9,687,302
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	2,515	1,951,562
Sr. Unsec’d. Notes	5.320(ff)	07/19/35	37,210	38,127,851
Sr. Unsec’d. Notes	5.466(ff)	01/18/35	58,319	60,285,316
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	95,450	84,653,647
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	129,705	121,728,892
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	49,813,069
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	10,595,459
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	69,925	61,363,241
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	88,076	77,378,908
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	23,000	20,634,218
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	38,692	24,519,487
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	10,000	9,115,786
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	17,990	17,925,143
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	29,190	28,999,497
Sr. Unsec’d. Notes, MTN	5.250(ff)	04/21/34	14,145	14,499,270
Sr. Unsec’d. Notes, MTN, Series I(a)	4.892(ff)	10/22/36	5,000	4,920,851
Sub. Notes, GMTN	4.350	09/08/26	14,335	14,363,900
Sub. Notes, MTN	3.950	04/23/27	16,325	16,319,561

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.115(ff)	05/23/31	1,585	1,623,826
PNC Bank NA, Sub. Notes	4.050	07/26/28	1,200	1,200,132
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	3.450	04/23/29	4,815	4,744,612

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	5.582%(ff)	06/12/29		30,325	$31,387,205

Rheinland-Pfalz Bank (Germany), Sub. Notes, 144A(a)	6.875	02/23/28		10,500	10,969,118
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.954(ff)	07/08/33		7,500	7,611,410
Sr. Unsec’d. Notes(a)	5.046(ff)	01/15/37		14,245	14,205,194
Sr. Unsec’d. Notes	5.246(ff)	07/08/36		74,985	76,437,399
Truist Financial Corp.,
Jr. Sub. Notes, Series N	6.669(ff)	03/01/26(oo)		34,643	34,708,699
Sr. Unsec’d. Notes, MTN(a)	4.873(ff)	01/26/29		555	563,604
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		11,290	11,953,186
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29		20,905	22,501,820
Sub. Notes, MTN	3.875	03/19/29		7,090	7,018,994

U.S. Bancorp, Sr. Unsec’d. Notes	5.836(ff)	06/12/34		2,155	2,282,831
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26		4,065	4,071,031
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27		4,900	4,898,862
Sr. Unsec’d. Notes, 144A	2.746(ff)	02/11/33		22,794	20,398,043
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30		14,130	13,568,923
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		8,734	8,684,728
Sr. Unsec’d. Notes, 144A	4.125	04/15/26		2,440	2,440,863
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31		1,150	1,137,427
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		1,206	1,208,534
Sr. Unsec’d. Notes, 144A, MTN	4.844(ff)	11/06/33		98,415	98,361,767
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41		64,795	49,986,149
Sr. Unsec’d. Notes	5.150(ff)	04/23/31		40,465	41,670,851
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		189,245	176,767,421
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30		55,529	52,881,318
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33		41,995	39,139,214
					4,629,450,298
Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36		52,960	52,237,806
Gtd. Notes	4.900	02/01/46		31,653	29,112,764
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.439	10/06/48		2,330	2,000,882
Gtd. Notes	8.000	11/15/39		1,880	2,387,389
Gtd. Notes	8.200	01/15/39		445	570,896
					86,309,737
Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.650	03/02/53		18,280	17,973,517
Sr. Unsec’d. Notes	5.750	03/02/63		21,500	21,011,402

Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650	12/01/41		1,200	1,244,384
					40,229,303
Building Materials 0.1%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28		1,900	1,475,019
Cemex SAB de CV (Mexico), Gtd. Notes	3.125	03/19/26	EUR	750	886,790

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Owens Corning,
Sr. Unsec’d. Notes	3.400%	08/15/26	3,315	$3,302,717
Sr. Unsec’d. Notes	4.300	07/15/47	8,585	7,032,406
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	16,435	17,045,835
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	2,320	2,408,016

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,709	2,719,030
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31	15,125	13,956,183
Sr. Unsec’d. Notes, 144A(a)	4.375	07/15/30	2,600	2,510,861
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,325	1,318,868
				52,655,725
Chemicals 0.3%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	11,140	11,740,114
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28	2,600	1,180,400
Gtd. Notes, 144A	4.500	01/10/28	15,682	7,119,628
Gtd. Notes, 144A	4.500	01/31/30	11,857	5,035,668
Gtd. Notes, 144A	8.500	01/12/31	47,933	20,491,358
Celanese US Holdings LLC,
Gtd. Notes(a)	6.850	11/15/28	2,790	2,929,280
Gtd. Notes	7.050	11/15/30	4,375	4,622,918

CF Industries, Inc., Gtd. Notes	4.950	06/01/43	6,755	6,088,726
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.800	05/15/49	10,718	8,516,758
Sr. Unsec’d. Notes	9.400	05/15/39	125	161,013
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	5.419	11/15/48	288	272,153
Sr. Unsec’d. Notes, 144A	4.725	11/15/28	10,462	10,599,793

FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	12,925	8,090,871
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625	11/15/43	3,376	3,251,365
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43	3,370	3,047,781
Sr. Unsec’d. Notes	5.250	01/15/45	8,000	7,454,318
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A(a)	3.750	06/23/31	4,572	4,247,388
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	28,050	30,049,685
Sasol Financing USA LLC (South Africa),
Gtd. Notes	6.500	09/27/28	7,510	7,465,391
Gtd. Notes	8.750	05/03/29	15,000	15,351,750
				157,716,358
Commercial Services 0.8%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	1,714	1,712,514
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29	20,025	19,856,824
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	20,190	19,881,699
Sr. Sec’d. Notes, 144A	4.625	06/01/28	14,970	14,789,462

AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29	2,656	2,540,273

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
California Institute of Technology,
Sr. Unsec’d. Notes	3.650%	09/01/2119		39,775	$25,167,892
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	1,687,547

DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		19,436	19,793,650
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	22,944	27,094,683
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,234,260
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26		10,390	10,345,018
Gtd. Notes, 144A	6.700	06/01/34		1,840	2,054,585
Gtd. Notes, 144A	7.000	10/15/37		4,090	4,713,625
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.500	11/15/28		69,650	69,948,130
Sr. Unsec’d. Notes	4.950	08/15/27		9,080	9,185,401
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		18,809	18,933,450
Gtd. Notes, 144A	6.000	03/15/34		3,460	3,476,293
Gtd. Notes, 144A	7.000	06/15/30		12,960	13,596,649
Gtd. Notes, 144A(a)	7.250	06/15/33		6,000	6,349,561

Johns Hopkins University, Sr. Unsec’d. Notes, Series A(a)	2.813	01/01/60		8,040	4,739,294
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		5,345	4,201,847
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	12,488,598
Unsec’d. Notes	4.678	07/01/2114		3,000	2,485,248
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50		8,950	5,438,068
Unsec’d. Notes	3.150	07/15/46		9,930	7,255,188
Unsec’d. Notes	3.300	07/15/56		5,630	3,861,499
Unsec’d. Notes	3.619	10/01/37		3,710	3,302,735

Trustees of Princeton University (The), Unsec’d. Notes, Series 2020	2.516	07/01/50		6,310	3,925,550
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes(a)	3.610	02/15/2119		1,065	673,440
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32		5,275	4,930,086
Gtd. Notes	3.875	02/15/31		1,200	1,144,566
Gtd. Notes(a)	4.875	01/15/28		62,805	62,810,265
Gtd. Notes(a)	5.250	01/15/30		6,492	6,564,891

University of Chicago (The), Unsec’d. Notes, Series 20B	2.761	04/01/45		6,560	5,175,154
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120		5,210	2,989,191
Unsec’d. Notes, Series 2017	3.841	10/01/47		9,375	7,500,581
					412,847,717
Computers 0.1%
Accenture Capital, Inc., Gtd. Notes	4.250	10/04/31		13,380	13,378,706
Genpact UK Finco PLC/Genpact USA, Inc., Gtd. Notes(a)	4.950	11/18/30		13,625	13,640,753
Leidos, Inc., Gtd. Notes	2.300	02/15/31		20,140	18,138,065
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		10,758	11,525,536
					56,683,060

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Cosmetics/Personal Care 0.0%
Gillette Co. (The), Sr. Unsec’d. Notes, MTN, 3 Month SOFR + (0.038)%	3.622%(c)	04/02/43		6,519	$6,463,440
Diversified Financial Services 0.8%
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100	03/29/26		339	338,847
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		43,775	43,903,523
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28		37,660	40,100,834
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39		700	746,894
Gtd. Notes, 144A	5.600	11/25/39		2,195	2,342,045

Charles Schwab Corp. (The), Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)		28,365	26,602,982
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31		3,250	3,227,946
Sr. Unsec’d. Notes, 144A	9.250	02/01/29		760	795,511
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	6.875	02/15/31		4,675	4,382,857
Sr. Unsec’d. Notes, 144A	7.625	07/01/29		9,000	8,896,500

Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.460(c)	05/31/26(d)		196,471	174,859,216
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A(a)	5.000	08/15/28		4,900	4,749,995
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.750	10/15/32		39,020	34,077,572
Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.850	04/15/34		4,510	4,727,132
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		10,325	10,040,937
Gtd. Notes	6.625	05/15/29		14,255	14,718,291
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		26,225	25,216,692
Gtd. Notes, 144A	7.875	12/15/29		8,295	8,738,903

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	3,488,359
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30		5,000	5,120,842
Gtd. Notes, 144A	7.125	02/01/32		2,175	2,277,119

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	3.875	03/01/31		11,425	10,715,419
					430,068,416
Electric 2.4%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26		1,300	1,292,480
Sr. Unsec’d. Notes	3.750	12/01/47		5,595	4,274,055
Sr. Unsec’d. Notes	3.800	06/15/49		7,345	5,564,306
Sr. Unsec’d. Notes, Series M	3.650	04/01/50		7,206	5,323,316

Avangrid, Inc., Sr. Unsec’d. Notes	3.800	06/01/29		21,920	21,635,730
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		11,540	10,225,815
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.125	03/15/28		27,041	27,029,277
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48		6,685	5,283,918

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950%	03/01/30	22,696	$21,532,754
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A(a)	3.500	04/01/28	4,415	4,349,695
CMS Energy Corp., Jr. Sub. Notes(a)	4.750(ff)	06/01/50	23,485	23,165,487
Comision Federal de Electricidad (Mexico),
Gtd. Notes	4.688	05/15/29	5,000	4,986,000
Gtd. Notes, 144A(a)	4.688	05/15/29	45,602	45,474,314
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,077,128
First Mortgage	4.350	11/15/45	2,780	2,367,975
First Mortgage(a)	6.450	01/15/38	690	768,087
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes(a)	3.850	06/15/46	7,580	5,940,592
Sr. Unsec’d. Notes, Series C(a)	4.300	12/01/56	2,920	2,293,496
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A(a)	4.625	02/01/29	16,692	16,695,912
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	31,865	32,306,343
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C	3.375	04/01/30	665	641,780
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,651,552

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	37,340	37,076,218
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	5,324,242
First Mortgage	4.250	12/15/41	12,105	10,672,760
First Mortgage(a)	4.950	01/15/33	9,637	9,887,233
First Ref. Mortgage	3.750	06/01/45	3,045	2,397,151
First Ref. Mortgage	4.000	09/30/42	1,025	862,899
First Ref. Mortgage	6.000	01/15/38	3,675	3,954,538

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,485	12,394,529
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	779,165
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	4,959	4,947,432
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.125	07/12/28	16,155	15,393,476
Gtd. Notes, 144A	3.500	04/06/28	13,415	13,244,807
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	12,814,295
Collateral Trust	3.250	04/01/28	5,000	4,938,322
Collateral Trust	4.200	09/01/48	29,046	23,448,105
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	22,487	23,206,584
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	22,062	22,767,984
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	40,406	43,234,420

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	786,119
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	7,771,510
First Mortgage	3.950	03/01/48	8,210	6,536,309
Sr. Unsec’d. Notes, Series A	3.300	05/30/27	2,385	2,371,446

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	25,625	25,439,460
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	996,553
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	50	50,413

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Hydro-Quebec (Canada), (cont’d.)
Local Gov’t. Gtd. Notes, Series FSA	8.625%	06/15/29		130	$148,411
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29		18,667	21,310,613
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29		15,025	17,264,179
Local Gov’t. Gtd. Notes, Series HK(a)	9.375	04/15/30		7,750	9,245,358
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30		28,750	35,020,938
Local Gov’t. Gtd. Notes, Series MBIA	8.250	04/15/26		25	25,206

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33		15	16,353
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.100	09/26/28		3,260	3,265,782
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30		6,350	6,223,666
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		27,660	27,374,825
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		8,000	8,434,400

John Sevier Combined Cycle Generation LLC, Sec’d. Notes(a)	4.626	01/15/42		1,342	1,310,566
MidAmerican Energy Co., First Mortgage	4.250	07/15/49		1,865	1,530,567
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40		500	494,598
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.800(ff)	12/01/77		12,235	12,117,273
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		12,825	12,832,141
Gtd. Notes, 144A	3.375	02/15/29		875	838,771
Gtd. Notes, 144A	3.625	02/15/31		10,700	10,009,668
Gtd. Notes, 144A	3.875	02/15/32		7,800	7,298,898
Gtd. Notes, 144A	5.250	06/15/29		7,560	7,581,334
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		12,943	14,221,575
Sr. Unsec’d. Notes, 144A(a)	5.750	01/15/34		12,530	12,613,158
Pacific Gas & Electric Co.,
First Mortgage	3.300	08/01/40		1,970	1,496,668
First Mortgage	3.750	08/15/42		4,000	3,038,425
First Mortgage	3.950	12/01/47		30,960	23,002,087
First Mortgage	4.000	12/01/46		785	590,323
First Mortgage	4.500	07/01/40		32,080	27,929,845
First Mortgage	4.750	02/15/44		5,535	4,703,857
First Mortgage	4.950	07/01/50		23,061	19,544,045
First Mortgage	5.800	05/15/34		9,880	10,251,287
First Mortgage	5.900	06/15/32		7,000	7,359,956
PacifiCorp,
First Mortgage	2.700	09/15/30		10,355	9,549,384
First Mortgage	3.300	03/15/51		4,510	2,896,263

PECO Energy Co., First Mortgage	4.375	08/15/52		4,050	3,334,843
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes	1.875	11/05/31	EUR	10,974	11,613,700
PG&E Corp., Jr. Sub. Notes(a)	7.375(ff)	03/15/55		1,325	1,366,763
PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48		8,855	7,244,909
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48		2,945	2,341,791
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	1,585,571
Puget Sound Energy, Inc., First Mortgage(a)	4.223	06/15/48		11,280	9,178,717

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100%	06/01/27	17,545	$17,381,404
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40	9,512	9,484,398
First Mortgage, Series RRR	3.750	06/01/47	1,665	1,267,015

SCE Recovery Funding LLC, Sr. Sec’d. Notes, Series A-2	5.112	12/14/49	1,100	1,047,568
Sempra,
Sr. Unsec’d. Notes	3.400	02/01/28	7,758	7,665,833
Sr. Unsec’d. Notes(a)	3.800	02/01/38	5,485	4,712,708
Sr. Unsec’d. Notes(a)	4.000	02/01/48	8,300	6,338,658

Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41	725	699,863
Tucson Electric Power Co., Sr. Unsec’d. Notes	5.200	09/15/34	24,470	24,926,096
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27	6,045	5,981,525
Virginia Electric & Power Co., Sr. Unsec’d. Notes	6.350	11/30/37	6,000	6,563,917
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	28,350	28,768,365
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	92,575	94,272,784
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	23,450	25,742,825
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	26,000	25,693,279
Gtd. Notes, 144A	5.000	07/31/27	48,211	48,242,402
Gtd. Notes, 144A	5.625	02/15/27	11,464	11,468,008
Gtd. Notes, 144A(a)	6.875	04/15/32	2,095	2,202,096
Sr. Sec’d. Notes, 144A	3.700	01/30/27	1,800	1,792,377

VoltaGrid LLC, Sec’d. Notes, 144A(a)	7.375	11/01/30	16,545	16,766,221
				1,237,400,038
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	9,075	9,361,052
Gtd. Notes, 144A	6.625	03/15/32	6,770	7,077,625
Gtd. Notes, 144A	7.250	06/15/28	3,595	3,640,381
				20,079,058
Electronics 0.0%
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26	20,000	19,731,891
Engineering & Construction 0.2%
AECOM, Gtd. Notes, 144A	6.000	08/01/33	1,245	1,274,844
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27	2,275	2,246,949
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26	1,000	997,850
Sr. Sec’d. Notes	5.500	07/31/47	13,000	11,196,250
Sr. Sec’d. Notes, 144A	3.875	04/30/28	17,976	17,588,977
Sr. Sec’d. Notes, 144A	4.250	10/31/26	16,218	16,183,131
Sr. Sec’d. Notes, 144A	5.500	10/31/46	3,377	2,944,373
Sr. Sec’d. Notes, 144A	5.500	07/31/47	68,904	59,343,570
				111,775,944

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625%	10/15/29		54,543	$52,365,453
Sr. Sec’d. Notes, 144A(a)	7.000	02/15/30		8,780	9,068,723

Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.125	07/01/29		1,390	1,291,281
Voyager Parent LLC, Sr. Sec’d. Notes, 144A(a)	9.250	07/01/32		17,830	18,955,290
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250	03/15/33		5,530	5,634,935
Gtd. Notes, 144A(a)	7.125	02/15/31		1,200	1,293,199
					88,608,881
Foods 0.6%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		11,989	12,970,557
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27		3,935	3,934,001
Gtd. Notes, 144A	5.500	03/31/31		2,395	2,403,692
Gtd. Notes, 144A(a)	5.750	03/31/34		3,775	3,711,557
Gtd. Notes, 144A	6.500	02/15/28		5,050	5,132,026
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		22,078	21,341,091
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		20,779	19,615,525
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes(a)	8.000	07/01/31	EUR	39,135	44,185,210
Sr. Sec’d. Notes	8.125	05/14/30	GBP	35,350	44,561,943

Cencosud SA (Chile), Gtd. Notes, 144A(a)	4.375	07/17/27		3,835	3,834,617
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Sr. Unsec’d. Notes	3.750	12/01/31		600	568,461
Sr. Unsec’d. Notes	6.750	03/15/34		44,351	48,789,360
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		12,845	12,800,336
Gtd. Notes	4.625	10/01/39		4,231	3,823,629
Gtd. Notes	5.000	06/04/42		1,215	1,109,122

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		6,325	6,026,276
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		8,185	7,144,681
Sr. Unsec’d. Notes, 144A	5.200	03/01/35		7,605	7,780,321
Sr. Unsec’d. Notes, 144A	5.700	05/01/55		6,575	6,550,926
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		5,560	5,147,151
Gtd. Notes	4.250	04/15/31		4,375	4,265,591
Gtd. Notes	6.875	05/15/34		5,000	5,526,878
Post Holdings, Inc.,
Gtd. Notes, 144A	4.500	09/15/31		1,420	1,344,454
Gtd. Notes, 144A	4.625	04/15/30		1,025	1,000,275
Gtd. Notes, 144A(a)	6.375	03/01/33		4,905	4,945,379

Smithfield Foods, Inc., Gtd. Notes, 144A	3.000	10/15/30		8,931	8,218,431
					286,731,490
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		7,284	7,331,276
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,175,700

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas (cont’d.)
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600%	05/01/30		11,180	$10,893,245
Sr. Unsec’d. Notes	4.800	02/15/44		1,550	1,390,421

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		15,235	14,921,776
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49		7,470	6,080,190
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	4,159,829

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,320,864
					48,273,301
Healthcare-Products 0.2%
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	13,421	11,772,206
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		36,351	35,583,833
Solventum Corp., Sr. Unsec’d. Notes	5.400	03/01/29		2,210	2,289,636
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	18,933,360
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	41,520,307
					110,099,342
Healthcare-Services 1.2%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	6,220,025
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	10,671,912
Unsec’d. Notes, Series 2020	2.211	06/15/30		14,025	12,919,742
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	15,554,298
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42		9,540	8,185,355
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	5,894,417
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46		2,565	2,073,570
Sr. Unsec’d. Notes, Series B(a)	2.532	11/15/29		29,625	28,103,640
Sr. Unsec’d. Notes, Series B	3.106	11/15/39		4,680	3,711,358

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50		14,365	10,976,996
Cigna Group (The),
Gtd. Notes	3.400	03/01/27		2,035	2,023,893
Gtd. Notes(a)	4.375	10/15/28		17,363	17,503,779

Cleveland Clinic Foundation (The), Unsec’d. Notes(a)	4.858	01/01/2114		2,815	2,377,328
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		9,775	8,982,649
Gtd. Notes, 144A	4.625	06/01/30		7,345	7,076,564
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		15,600	14,901,345
Sr. Unsec’d. Notes	4.101	03/01/28		2,970	2,974,615
Sr. Unsec’d. Notes	4.650	01/15/43		1,650	1,470,289
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		20,412	23,424,035
Gtd. Notes, MTN	7.750	07/15/36		20,300	23,112,100

Humana, Inc., Sr. Unsec’d. Notes	5.375	04/15/31		31,487	32,257,802

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970%	11/01/48	10,475	$8,353,163
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	12,686,148
Gtd. Notes, Series 2019	3.266	11/01/49	21,296	14,948,047

Mayo Clinic, Unsec’d. Notes, Series 2016	4.128	11/15/52	8,312	6,701,997
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	19,720,358
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	17,745	12,339,215
New York & Presbyterian Hospital (The), Unsec’d. Notes, Series 2019(a)	3.954	08/01/2119	14,835	10,213,317
NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44	6,375	5,837,384
Orlando Health Obligated Group, Sr. Unsec’d. Notes	3.327	10/01/50	6,850	4,926,362
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	14,445	9,469,155
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,200,265
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.950	06/30/30	13,180	12,484,243
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	14,900	14,673,646
Sr. Sec’d. Notes	4.375	01/15/30	18,829	18,508,613
Sr. Sec’d. Notes	4.625	06/15/28	5,625	5,616,829
Sr. Sec’d. Notes	5.125	11/01/27	730	730,193
Sr. Sec’d. Notes, 144A	5.500	11/15/32	27,685	27,984,218
Sr. Unsec’d. Notes(a)	6.875	11/15/31	12,100	13,239,377
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	2,677	2,208,354
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,575,367
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	8,240	7,430,445
Sr. Unsec’d. Notes	2.750	05/15/40	18,130	13,409,777
Sr. Unsec’d. Notes	3.500	08/15/39	55,681	45,959,339
Sr. Unsec’d. Notes	3.875	08/15/59	10,656	7,602,066
Sr. Unsec’d. Notes	4.200	05/15/32	13,000	12,784,439
Sr. Unsec’d. Notes	4.375	03/15/42	615	537,783
Sr. Unsec’d. Notes	4.500	04/15/33	4,590	4,529,339
Sr. Unsec’d. Notes	4.625	11/15/41	1,336	1,210,898
Sr. Unsec’d. Notes	4.750	05/15/52	11,131	9,560,337
Sr. Unsec’d. Notes	5.050	04/15/53	2,800	2,514,052
Sr. Unsec’d. Notes	5.200	04/15/63	46,040	40,957,898
Sr. Unsec’d. Notes(a)	5.300	06/15/35	5,170	5,320,006
Sr. Unsec’d. Notes	5.500	07/15/44	15,095	14,840,974
Sr. Unsec’d. Notes	5.500	04/15/64	30,370	28,353,461
Sr. Unsec’d. Notes	5.700	10/15/40	185	190,021
Sr. Unsec’d. Notes	5.800	03/15/36	669	707,670

Willis-Knighton Medical Center, Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,369,686
				642,110,154
Holding Companies-Diversified 0.2%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	89,552	95,034,235

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	08/01/29		4,675	$4,478,841
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		1,775	1,683,099
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		50	49,880
Gtd. Notes	7.250	10/15/29		1,350	1,366,402
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(a)	4.875	02/15/30		1,000	932,560
Gtd. Notes, 144A	6.250	09/15/27		1,525	1,524,436
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		6,025	5,827,259
KB Home,
Gtd. Notes(a)	4.000	06/15/31		3,200	3,019,135
Gtd. Notes	4.800	11/15/29		50	49,770

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30		50	48,885
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		6,683	6,810,518
Gtd. Notes, 144A	5.750	11/15/32		4,085	4,191,626
					29,982,411
Household Products/Wares 0.0%
Spectrum Brands, Inc., Gtd. Notes, 144A(a)	3.875	03/15/31		5,657	4,585,887
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30		6,035	5,963,263
Sr. Unsec’d. Notes(a)	6.625	05/15/32		3,560	3,488,800
Sr. Unsec’d. Notes, 144A(a)	8.500	06/01/28		4,400	4,616,117
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.375	02/01/32		1,800	1,699,630
Gtd. Notes	5.250	12/15/26		52	51,989

SWF Holdings I Corp., Sec’d. Notes, 144A	6.500	10/06/29		3,813	1,525,232
					17,345,031
Insurance 0.5%
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	29,631	34,837,864
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	6,043,770
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,125,204
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.000	12/31/32		12,265	12,822,078
Sr. Sec’d. Notes, 144A	8.375	02/01/34		17,580	17,779,117
Berkshire Hathaway Finance Corp.,
Gtd. Notes(a)	2.850	10/15/50		9,400	5,983,507
Gtd. Notes	4.300	05/15/43		4,365	3,869,609

CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29		16,610	16,502,253
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50		27,295	18,992,908
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	6.350	03/22/54		38,720	40,362,634
Hartford Insurance Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	413,975
Sr. Unsec’d. Notes	5.950	10/15/36		755	809,839

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Hartford Insurance Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	6.100%	10/01/41	995	$1,061,284
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	26,250	18,261,539
Gtd. Notes, 144A	3.951	10/15/50	13,748	10,192,811
Gtd. Notes, 144A	4.569	02/01/29	1,675	1,684,876
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30	8,918	8,498,950
Sr. Unsec’d. Notes	5.852	03/15/34	1,790	1,867,702
Sr. Unsec’d. Notes	6.300	10/09/37	3,930	4,183,664
Sr. Unsec’d. Notes	7.000	06/15/40	5,490	6,129,506
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43	300	275,054
Sr. Unsec’d. Notes	5.000	04/05/46	7,530	6,815,329
Sr. Unsec’d. Notes	5.000	05/20/49	14,057	12,482,924
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46	7,190	6,015,204
Gtd. Notes	4.350	05/15/43	760	652,957
Gtd. Notes	4.625	09/15/42	275	245,300

Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34	525	580,824
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44	16,598	15,127,048
Sub. Notes, 144A	6.850	12/16/39	325	371,069
				254,988,799
Internet 0.6%
Alphabet, Inc., Sr. Unsec’d. Notes	4.700	11/15/35	29,270	29,124,879
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	221,090	230,967,276
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	400	398,470
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	199,295

Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	3,762	3,781,629
Meta Platforms, Inc.,
Sr. Unsec’d. Notes(a)	4.600	11/15/32	10,410	10,429,569
Sr. Unsec’d. Notes	4.875	11/15/35	1,555	1,536,475
Sr. Unsec’d. Notes	5.500	11/15/45	10,000	9,616,545

Uber Technologies, Inc., Sr. Unsec’d. Notes	4.800	09/15/34	21,680	21,549,809
				307,603,947
Iron/Steel 0.1%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	40	40,307
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	16,175	17,307,250
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	6.875	11/01/29	12,710	13,212,372
Gtd. Notes, 144A(a)	7.375	05/01/33	9,245	9,637,977
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	5,895	5,993,116
Sr. Unsec’d. Notes, 144A(a)	6.000	12/15/35	5,745	5,870,047

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	7.000%	04/01/31	4,415	$4,635,750
Sr. Unsec’d. Notes, 144A, MTN(a)	8.000	11/01/27	1,500	1,535,115
				58,231,934
Leisure Time 0.1%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	1,545	1,562,324
Gtd. Notes, 144A(a)	5.750	03/15/30	15,609	16,054,637
Gtd. Notes, 144A	5.750	08/01/32	13,450	13,833,325
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	4,740	4,844,280
Sr. Unsec’d. Notes, 144A(a)	6.750	02/01/32	10,285	10,538,525
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	5,000	5,343,750
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	500	500,524
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	2,500	2,551,108
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	2,140	2,196,407
Sr. Unsec’d. Notes, 144A	6.250	03/15/32	990	1,025,022

Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.875	10/15/33	1,170	1,186,088
				59,635,990
Lodging 0.3%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	4,000	3,705,747
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.400	12/15/35	20,650	20,687,960
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29	2,250	2,192,630
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	17,030	15,891,368
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	37,700	37,578,933
MGM Resorts International,
Gtd. Notes(a)	4.750	10/15/28	7,900	7,883,419
Gtd. Notes(a)	5.500	04/15/27	9,882	9,945,821
Gtd. Notes(a)	6.125	09/15/29	26,757	27,355,940

Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	5.400	08/08/28	3,263	3,324,964
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	13,502	13,576,582
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	500	499,095
				142,642,459
Machinery-Diversified 0.2%
AGCO Corp., Gtd. Notes	5.450	03/21/27	2,140	2,168,953
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	5,375	5,600,121
CNH Industrial Capital LLC,
Gtd. Notes(a)	5.100	04/20/29	6,300	6,456,446
Gtd. Notes	5.500	01/12/29	2,130	2,204,750

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	11,660	12,417,226
Nordson Corp., Sr. Unsec’d. Notes	4.500	12/15/29	17,995	18,115,532

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)

Otis Worldwide Corp., Sr. Unsec’d. Notes	5.250%	08/16/28		39,875	$41,051,171
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26		5,000	4,979,970
Gtd. Notes	4.700	09/15/28		11,817	11,977,029
					104,971,198
Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29		17,232	17,040,220
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30		8,925	8,532,249
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		4,300	4,304,005
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		14,056	14,056,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	3.700	04/01/51		16,385	10,491,434
Sr. Sec’d. Notes	4.400	12/01/61		5,000	3,285,319
Sr. Sec’d. Notes(a)	4.800	03/01/50		13,600	10,299,046
Sr. Sec’d. Notes	5.125	07/01/49		40,050	31,483,795
Sr. Sec’d. Notes	5.375	04/01/38		6,070	5,556,148
Sr. Sec’d. Notes	5.375	05/01/47		19,064	15,704,430
Sr. Sec’d. Notes	5.750	04/01/48		8,123	6,985,996
Sr. Sec’d. Notes	6.484	10/23/45		7,251	6,838,098

Comcast Corp., Gtd. Notes	3.969	11/01/47		16	12,026
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34		48,652	47,617,512
Sr. Unsec’d. Notes, 144A	2.600	06/15/31		1,804	1,611,868
Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15,505	15,434,190
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		3,510	2,086,348
Gtd. Notes, 144A	4.125	12/01/30		5,275	3,206,163
Gtd. Notes, 144A(a)	4.500	11/15/31		2,500	1,506,350
Gtd. Notes, 144A	5.375	02/01/28		208	155,858
Gtd. Notes, 144A	5.500	04/15/27		13,800	12,163,267
Gtd. Notes, 144A	6.500	02/01/29		700	449,151
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		8,450	3,146,400
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		11,500	4,496,310
Sr. Unsec’d. Notes, 144A	7.500	04/01/28		3,465	2,066,794
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29		14,950	13,230,750
Gtd. Notes(x)	7.375	07/01/28		345	331,103
Gtd. Notes(x)	7.750	07/01/26		97,996	96,089,928

DISH Network Corp., Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27		32,376	33,480,540
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550	05/01/37		3,690	3,730,993
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		9,355	9,657,494
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	11,600	14,464,144
Sr. Sec’d. Notes	4.250	01/15/30	GBP	13,400	17,054,945
					416,568,874
Mining 0.3%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31		11,177	12,321,545
Barrick Mining Corp. (Canada), Sr. Unsec’d. Notes, Series A	5.800	11/15/34		7,300	7,644,439

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	11,880	$12,074,289
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33	6,290	6,501,596
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.250	02/15/34	19,318	20,296,264
Gtd. Notes, 144A	8.000	03/01/33	6,550	7,018,849
Gtd. Notes, 144A	8.625	06/01/31	18,578	19,479,590
Sec’d. Notes, 144A	9.375	03/01/29	27,278	28,607,802

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32	10,370	10,538,513
Kinross Gold Corp. (Canada), Sr. Unsec’d. Notes	6.250	07/15/33	9,209	9,986,871
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32	3,160	3,352,436
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34	2,500	2,603,033
Novelis Corp.,
Gtd. Notes, 144A(a)	6.375	08/15/33	12,545	12,783,216
Gtd. Notes, 144A	6.875	01/30/30	10,375	10,761,206
				163,969,649
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/30	347	343,324
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	1,300	1,304,168
				1,647,492
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29	4,843	4,993,133
Sr. Unsec’d. Notes	6.000	04/26/27	2,000	2,046,482

European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN, 3 Month SOFR + 0.262% (Cap 2.590%, Floor N/A)	2.590(c)	12/29/26	3,500	3,421,006
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes	6.950	08/01/26	1,900	1,923,822
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	14,115,875
Unsec’d. Notes, Series 3, MTN	6.290	07/16/27	2,552	2,624,185
International Bank for Reconstruction & Development (Supranational Bank),
Notes, Series C, MTN	2.219(s)	10/31/30	5,239	4,298,547
Sr. Unsec’d. Notes	0.185(cc)	06/30/34	8,591	5,913,117
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	190,731
Sr. Unsec’d. Notes, MTN	1.379(cc)	07/31/34	4,605	3,234,700
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,208	22,714,972
Sr. Unsec’d. Notes, Series 1, MTN	1.768(cc)	08/28/34	853	592,761
				66,069,331
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	15,000	14,827,129
Gtd. Notes	3.250	02/15/29	50	48,268
Gtd. Notes	5.100	03/01/30	1,146	1,168,094
				16,043,491

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas 1.7%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100%	07/15/31		9,800	$8,998,214
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		13,765	13,320,159
Sr. Unsec’d. Notes, 144A	4.000	01/15/31		12,010	11,619,448
Sr. Unsec’d. Notes, 144A	5.125	10/01/34		17,100	16,782,509
Sr. Unsec’d. Notes, 144A	5.250	10/30/35		31,340	30,634,236
Sr. Unsec’d. Notes, 144A	5.600	06/13/28		8,500	8,746,184
Sr. Unsec’d. Notes, 144A	6.000	06/13/33		37,300	38,976,385
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		15,981	19,675,305
Sr. Unsec’d. Notes, 144A	6.625	10/15/32		5,325	5,524,272

BP Capital Markets PLC, Gtd. Notes	6.450(ff)	12/01/33(oo)		19,295	20,452,700
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37		11,044	10,716,841
Sr. Unsec’d. Notes(a)	5.400	03/20/36		11,560	11,519,817
Sr. Unsec’d. Notes	5.400	06/15/47		8,720	7,993,056
Sr. Unsec’d. Notes	6.750	11/15/39		3,008	3,289,833
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.375	01/15/33		7,311	7,068,089
Gtd. Notes, 144A(a)	7.625	04/01/32		2,250	2,233,601
Gtd. Notes, 144A	7.875	04/15/32		19,720	19,619,167
Gtd. Notes, 144A(a)	8.375	01/15/34		17,700	17,911,906
Gtd. Notes, 144A(a)	9.750	10/15/30		10,515	11,170,335
Devon Energy Corp.,
Sr. Unsec’d. Notes	4.750	05/15/42		10,544	9,252,633
Sr. Unsec’d. Notes	5.250	10/15/27		113	112,973
Sr. Unsec’d. Notes(a)	5.600	07/15/41		4,047	3,978,612
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26		51,435	51,121,418
Gtd. Notes	5.400	04/18/34		22,885	23,455,706
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		26,440	26,745,646
Sr. Unsec’d. Notes	8.625	01/19/29		30,525	32,699,906

Energean Israel Finance Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.875	03/30/31		140	136,150
EOG Resources, Inc., Sr. Unsec’d. Notes	5.350	01/15/36		33,500	34,378,328
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50		20,155	15,241,368
Gtd. Notes	4.250	11/23/41		9,026	7,944,263
Expand Energy Corp.,
Gtd. Notes(a)	4.750	02/01/32		2,000	1,982,532
Gtd. Notes	5.375	02/01/29		1,000	1,000,563
Gtd. Notes, 144A	5.875	02/01/29		4,900	4,904,884

Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46		5,335	4,456,798
Gazprom PJSC Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	2.500	03/21/26	EUR	3,000	3,218,225
Gazprom PJSC via Gaz Finance PLC (Russia), Sr. Unsec’d. Notes, EMTN	1.500	02/17/27	EUR	1,367	1,215,280
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	6,066,270
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		16,015	15,780,934
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	3,090,348
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,354,002
Sr. Unsec’d. Notes, 144A(a)	6.250	04/15/32		19,100	18,347,145
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		2,183	2,265,478

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	3,002,730

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417%(c)	09/30/29		6,824	$6,721,959
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29		8,189	8,066,351
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29		6,824	6,721,959
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		2,047	2,016,588
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		2,853	3,040,095
Sr. Unsec’d. Notes	7.500	05/01/31		43	48,431
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,879,920

Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,057,109
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	9,150	12,437,455
Gtd. Notes	6.625	01/16/34	GBP	27,600	38,417,931
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	01/23/29		16,725	17,076,225
Gtd. Notes(a)	6.625	06/15/35		2,920	2,782,147
Gtd. Notes	6.625	06/15/38		1,916	1,757,700
Gtd. Notes	6.700	02/16/32		44,083	44,003,210
Gtd. Notes(a)	6.840	01/23/30		13,588	13,886,936
Gtd. Notes	9.500	09/15/27		4,190	4,410,604
Gtd. Notes, EMTN	2.750	04/21/27	EUR	3,725	4,356,096
Gtd. Notes, MTN	8.750	06/02/29		63,441	68,135,634

Phillips 66, Gtd. Notes	2.150	12/15/30		2,150	1,940,331
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.900	08/15/30		6,410	5,816,456
QatarEnergy (Qatar), Sr. Unsec’d. Notes, 144A	1.375	09/12/26		4,400	4,313,892
Santos Finance Ltd. (Australia), Gtd. Notes, 144A(a)	6.875	09/19/33		4,600	5,033,365
SM Energy Co.,
Gtd. Notes, 144A	5.000	10/15/26		1,000	998,863
Gtd. Notes, 144A	8.375	07/01/28		10,440	10,795,328
Gtd. Notes, 144A	8.625	11/01/30		9,575	10,132,380
Gtd. Notes, 144A(a)	8.750	07/01/31		882	926,537

Sunoco LP, Sr. Unsec’d. Notes, 144A(a)	6.625	08/15/32		2,520	2,598,907
Transocean International Ltd., Gtd. Notes, 144A	8.250	05/15/29		2,365	2,406,388
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	6.500	05/22/35		27,115	28,622,054
Sr. Unsec’d. Notes, 144A	7.500	01/15/28		20,838	22,011,290
Sr. Unsec’d. Notes, 144A	8.000	11/15/32		4,662	5,337,416
					879,753,806
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	2,789,563
Packaging & Containers 0.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)		—(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30		14,600	13,797,000
Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.500%	12.000	12/01/30	EUR	3,100	3,468,835
Sr. Sec’d. Notes, 144A	9.500	12/01/30		9,877	10,667,220
Ball Corp.,
Gtd. Notes	5.500	09/15/33		16,955	17,245,183

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Ball Corp., (cont’d.)
Gtd. Notes	6.000%	06/15/29	12,025	$12,394,458

Clydesdale Acquisition Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	6.750	04/15/32	10,850	10,942,277
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.625	05/13/27	375	375,000
				68,889,973
Pharmaceuticals 0.6%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	6,735	6,911,794
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.400	11/06/42	32,717	29,114,174
Sr. Unsec’d. Notes	4.500	05/14/35	3,711	3,631,929
Sr. Unsec’d. Notes(h)	4.550	03/15/35	38,439	37,784,454
Sr. Unsec’d. Notes	4.700	05/14/45	43,711	39,479,753
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	9,380,783
Sr. Unsec’d. Notes	4.850	06/15/44	9,795	9,052,336

AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	1,000	967,012
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	2,050	1,755,312
Gtd. Notes, 144A	5.000	02/15/29	1,000	760,610
Gtd. Notes, 144A	5.250	01/30/30	21,122	14,996,620
Gtd. Notes, 144A	5.250	02/15/31	20,329	13,201,653
Gtd. Notes, 144A	6.250	02/15/29	14,000	11,068,750
Gtd. Notes, 144A	7.000	01/15/28	2,750	2,471,562
Sr. Sec’d. Notes, 144A	4.875	06/01/28	3,242	3,007,149
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	750	666,411
Sr. Unsec’d. Notes	1.875	02/28/31	24,845	21,865,082
Sr. Unsec’d. Notes	4.300	03/25/28	406	407,446
Sr. Unsec’d. Notes	5.000	01/30/29	1,312	1,340,391
Sr. Unsec’d. Notes	5.300	12/05/43	7,175	6,654,906

Mylan, Inc., Gtd. Notes	5.400	11/29/43	38,126	33,105,161
Shire Acquisitions Investments Ireland DAC, Gtd. Notes(a)	3.200	09/23/26	1,587	1,579,213
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	9,792	9,776,750
Gtd. Notes	5.250	06/15/46	71,446	59,257,086

Viatris, Inc., Gtd. Notes	4.000	06/22/50	18,682	12,513,791
				330,750,128
Pipelines 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375	06/15/29	5,395	5,403,255
Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	50	50,016
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	8,794	8,790,009
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	19,146	20,285,694
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	46,110	49,223,106
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	51,163
Gtd. Notes	5.625	07/15/27	50	50,909

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
DCP Midstream Operating LP, (cont’d.)
Gtd. Notes, 144A	6.750%	09/15/37	10,000	$10,858,685

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	245	211,346
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	2,240	2,034,471
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	67,547,367
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	19,835	19,920,817
Sr. Unsec’d. Notes	5.000	05/15/50	1,915	1,618,301
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,086,075
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	3,785,436
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,470,778
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	13,859,827
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,539,183
Sr. Unsec’d. Notes	6.125	12/15/45	9,720	9,663,155
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	37,850,601
Sr. Unsec’d. Notes	6.400	12/01/30	6,025	6,520,512
Sr. Unsec’d. Notes	6.550	12/01/33	14,895	16,298,951
Enterprise Products Operating LLC,
Gtd. Notes(a)	3.200	02/15/52	42,775	28,372,809
Gtd. Notes	3.700	01/31/51	2,665	1,959,319
Gtd. Notes	4.200	01/31/50	12,270	9,875,879
Gtd. Notes	4.250	02/15/48	5,593	4,588,887
Gtd. Notes	4.900	05/15/46	18,296	16,615,469
Gtd. Notes	4.950	10/15/54	3,084	2,730,959
Gtd. Notes	5.100	02/15/45	8,450	7,930,889
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.099(c)	08/16/77	9,502	9,493,232
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	7,130,747
Gtd. Notes	5.000	03/01/43	1,958	1,794,990
Gtd. Notes	6.500	09/01/39	1,260	1,385,884

Kinder Morgan, Inc., Gtd. Notes	2.000	02/15/31	35,000	31,394,613
Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	4.625	04/01/29	4,413	4,413,134
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	10,440	10,421,486
Sr. Unsec’d. Notes	2.650	08/15/30	10,000	9,271,801
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,487,123
Sr. Unsec’d. Notes	4.500	04/15/38	15,767	14,380,416
Sr. Unsec’d. Notes	4.800	02/15/31	7,735	7,821,621
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,317,331
Sr. Unsec’d. Notes	5.000	01/15/33	33,550	33,621,821
Sr. Unsec’d. Notes	5.000	03/01/33	685	686,823
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,841,303
Sr. Unsec’d. Notes	5.400	04/01/35	3,120	3,151,143
Sr. Unsec’d. Notes(a)	5.400	09/15/35	20,640	20,808,573
Sr. Unsec’d. Notes	5.500	06/01/34	19,124	19,530,894

Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	4,110	4,110,590
ONEOK Partners LP,
Gtd. Notes	6.650	10/01/36	5,000	5,471,233
Gtd. Notes	6.850	10/15/37	10,910	12,083,580
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	34,563,777
Gtd. Notes	4.200	12/01/42	1,600	1,282,079
Gtd. Notes	4.200	03/15/45	2,830	2,193,367
Gtd. Notes	4.550	07/15/28	2,790	2,814,074
Gtd. Notes	4.950	10/15/32	30,720	30,869,102
Gtd. Notes	5.050	11/01/34	15,916	15,745,973

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
ONEOK, Inc., (cont’d.)
Gtd. Notes	5.150%	10/15/43	9,557	$8,718,728
Gtd. Notes(a)	5.200	07/15/48	1,290	1,159,379
Gtd. Notes	5.400	10/15/35	31,400	31,649,792
Gtd. Notes	5.650	11/01/28	9,955	10,336,536
Gtd. Notes	5.650	09/01/34	7,000	7,212,412
Gtd. Notes	5.700	11/01/54	4,240	3,961,769
Gtd. Notes	5.800	11/01/30	5,210	5,484,895
Gtd. Notes	6.000	06/15/35	4,200	4,442,170
Gtd. Notes	6.250	10/15/55	435	437,660
Gtd. Notes	6.625	09/01/53	400	420,949
Gtd. Notes, 144A	6.500	09/01/30	32,345	34,700,864

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	9,275	9,036,249
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	3,015	2,972,744
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	3,970	4,190,747
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	4,500	4,604,707
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	12,867	12,867,851
Gtd. Notes, 144A	6.000	12/31/30	1,975	2,004,269
Gtd. Notes, 144A(a)	6.750	03/15/34	5,285	5,378,724
Targa Resources Corp.,
Gtd. Notes(a)	4.200	02/01/33	6,795	6,502,047
Gtd. Notes	5.200	07/01/27	5,510	5,595,147
Gtd. Notes(a)	5.400	07/30/36	24,215	24,261,320
Gtd. Notes	6.150	03/01/29	13,000	13,696,197

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.000	01/15/28	50	50,039
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48	20,328	17,639,846
Sr. Unsec’d. Notes, 144A(a)	5.100	03/15/36	18,795	18,854,774

Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	7,970	8,035,747
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	9,205	8,746,639
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/31	2,380	2,196,370
Sr. Sec’d. Notes, 144A	6.250	01/15/30	24,200	24,803,335

Venture Global LNG, Inc., Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	59,345	52,262,327
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	15,135	15,579,685
Sr. Sec’d. Notes, 144A	6.500	01/15/34	6,005	6,236,468
Sr. Sec’d. Notes, 144A	6.500	06/15/34	6,445	6,679,515
Sr. Sec’d. Notes, 144A(a)	6.750	01/15/36	6,005	6,296,336
Sr. Sec’d. Notes, 144A	7.500	05/01/33	6,804	7,459,745
Sr. Sec’d. Notes, 144A(a)	7.750	05/01/35	10,098	11,262,322
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	50	49,026
Sr. Unsec’d. Notes	4.750	08/15/28	3,250	3,290,942
Sr. Unsec’d. Notes	6.350	01/15/29	11,115	11,721,900
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	43,926	43,817,967
Sr. Unsec’d. Notes	4.850	03/01/48	3,274	2,862,117
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	5,291,300
Sr. Unsec’d. Notes	5.100	09/15/45	1,130	1,039,546
Sr. Unsec’d. Notes	5.150	03/15/34	54,459	55,220,788

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	5.300%	08/15/52		7,580	$6,992,105
Sr. Unsec’d. Notes	6.300	04/15/40		1,930	2,077,362
					1,167,381,935
Real Estate 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,517	3,403,649
Gtd. Notes, 144A	4.375	02/01/31		2,500	2,368,003
Gtd. Notes, 144A	5.375	08/01/28		500	499,728

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	14,583,064
					20,854,444
Real Estate Investment Trusts (REITs) 0.6%
Alexandria Real Estate Equities, Inc., Gtd. Notes(a)	1.875	02/01/33		9,640	7,914,713
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27		4,300	4,293,691
Sr. Unsec’d. Notes	4.125	05/15/29		22,019	21,940,387

CFE Fibra E (Mexico), Sr. Unsec’d. Notes, 144A	5.875	09/23/40		853	844,733
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		8,153	7,272,099
Sr. Unsec’d. Notes	4.750	02/15/28		12,085	11,712,165
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32		20,765	18,801,724
Gtd. Notes	5.300	01/15/29		12,461	12,702,693

Healthpeak OP LLC, Gtd. Notes	3.500	07/15/29		1,490	1,452,923
Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27		5,885	5,848,220
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I	3.500	09/15/30		36,393	34,672,828
Invitation Homes Operating Partnership LP, Gtd. Notes	4.875	02/01/35		1,000	974,476
Lineage Europe Finco BV (Netherlands), Gtd. Notes	4.125	11/26/31	EUR	66,325	78,427,626
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31		900	665,324
Sr. Sec’d. Notes, 144A(a)	8.500	02/15/32		1,225	1,312,039

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	4.875	05/15/29		16,450	16,092,787
Realty Income Corp., Sr. Unsec’d. Notes	2.850	12/15/32		19,830	17,793,251
Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	6.500	10/15/30		575	599,360
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31		12,359	11,225,618
Ventas Realty LP, Gtd. Notes	3.850	04/01/27		31,660	31,595,886
VICI Properties LP, Sr. Unsec’d. Notes	5.125	05/15/32		5,235	5,266,870
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		25	24,256
Gtd. Notes, 144A	4.250	12/01/26		13,075	13,069,897

Welltower OP LLC, Gtd. Notes	2.750	01/15/31		2,250	2,092,767

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400%	02/01/31		5,790	$5,228,251
Sr. Unsec’d. Notes	5.375	06/30/34		9,697	9,969,785
					321,794,369
Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		2,200	2,098,778
Sr. Sec’d. Notes, 144A	5.625	09/15/29		4,460	4,533,165
Sr. Sec’d. Notes, 144A	6.125	06/15/29		3,070	3,145,435

Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	5.267	02/12/34		7,193	7,327,380
Boots Group Finco LP (United Kingdom), Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	4,425	6,247,042
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		7,472	7,885,163
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		53,422	55,717,876
Sr. Sec’d. Notes, 144A	9.000	06/01/31		28,933	31,851,304
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	15,000	19,157,241
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	64,400	82,244,988
Sr. Sec’d. Notes, 144A	12.000	11/30/28		17,900	19,343,187

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		1,000	967,643
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31		9,325	8,639,578
Park River Holdings, Inc., Sec’d. Notes, 144A	8.750	12/31/30		4,488	4,488,669
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32		2,000	2,076,599
					255,724,048
Semiconductors 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350	02/15/30		33,095	33,289,527
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		26,909	23,147,488
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		184,190	155,944,866

Intel Corp., Sr. Unsec’d. Notes	5.700	02/10/53		9,340	8,808,611
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes	3.150	05/01/27		7,190	7,114,936
Gtd. Notes(a)	3.400	05/01/30		9,130	8,801,777
					237,107,205
Software 0.3%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		15,245	14,825,591
Gtd. Notes, 144A(a)	9.250	06/01/30		21,930	21,592,503

Fiserv, Inc., Sr. Unsec’d. Notes	5.375	08/21/28		78,385	80,481,563
Oracle Corp.,
Sr. Unsec’d. Notes(a)	2.950	04/01/30		5,925	5,475,087
Sr. Unsec’d. Notes	3.600	04/01/50		1,420	885,043
Sr. Unsec’d. Notes	3.800	11/15/37		18,135	14,610,387
Sr. Unsec’d. Notes	3.950	03/25/51		21,875	14,352,813
					152,222,987

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications 1.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000%	01/15/28		730	$525,600
Sr. Sec’d. Notes, 144A	5.750	08/15/29		15,439	10,961,690
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32		40,020	35,167,939
Sr. Unsec’d. Notes	2.300	06/01/27		3,300	3,232,156
Sr. Unsec’d. Notes	2.550	12/01/33		20,703	17,603,358
Sr. Unsec’d. Notes	3.550	09/15/55		19,994	13,254,851
Sr. Unsec’d. Notes	3.650	09/15/59		51,611	34,016,225
Sr. Unsec’d. Notes	3.800	12/01/57		7,661	5,265,295

Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31		55,275	54,227,363
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		323	32
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		111	—

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		57,630	59,924,827
EchoStar Corp., Sr. Sec’d. Notes(x)	10.750	11/30/29		75,359	82,602,849
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29		8,614	8,691,996
Sec’d. Notes, 144A	6.750	05/01/29		1,948	1,956,640
Sr. Sec’d. Notes, 144A	5.000	05/01/28		13,999	14,004,152

Iliad Holding SAS (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28		9,175	9,266,750
Level 3 Financing, Inc.,
Gtd. Notes, 144A	8.500	01/15/36		26,555	27,197,926
Sr. Sec’d. Notes, 144A	6.875	06/30/33		4,800	4,947,659
Sr. Sec’d. Notes, 144A	7.000	03/31/34		34,380	35,628,372

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	53,875	65,963,665
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.300	11/15/30		6,271	5,699,803
Sr. Unsec’d. Notes	4.600	05/23/29		16,480	16,674,489

NTT Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A(a)	4.620	07/16/28		3,835	3,886,876
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		29,300	35,483,120
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	13,167	18
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		28,800	26,331,823
Gtd. Notes	2.625	02/15/29		14,375	13,760,860
Gtd. Notes	3.000	02/15/41		47,439	35,161,602
Gtd. Notes	3.300	02/15/51		9,414	6,253,696
Gtd. Notes	3.875	04/15/30		13,050	12,820,327
Gtd. Notes	4.375	04/15/40		13,276	11,850,509
Gtd. Notes	4.500	04/15/50		1,975	1,623,694

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes, 144A	8.625	06/15/32		6,495	6,542,272
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.750	01/20/31		8,900	7,848,568
Sr. Unsec’d. Notes	2.355	03/15/32		21,369	18,824,269
Sr. Unsec’d. Notes	2.650	11/20/40		24,032	17,104,485
Sr. Unsec’d. Notes	4.780	02/15/35		36,212	35,513,131
Sr. Unsec’d. Notes	5.401	07/02/37		85,257	85,970,985

Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	5,100	6,759,457

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250%	10/01/31		4,690	$4,914,250
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29		6,275	6,620,125
					844,083,704
Transportation 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,528,607
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,080,192

Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		7,820	7,400,613
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		3,719	3,839,533
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	5.375	03/15/29		29,585	30,580,250
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		44,941	42,978,203
					90,407,398
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		5,000	5,018,152
Sr. Unsec’d. Notes, 144A	6.050	08/01/28		33,890	35,305,767
					40,323,919

Total Corporate Bonds (cost $16,643,352,679)					16,121,160,754
Floating Rate and Other Loans 1.2%
Auto Parts & Equipment 0.1%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.739(c)	11/17/28		33,469	33,024,786
Term B Loan, 3 Month SOFR + 5.100%	8.880(c)	11/17/28		31,705	31,351,489
					64,376,275
Commercial Services 0.1%
OCS Group Investments Ltd. (United Kingdom), Facility B1 Loan, SONIA + 5.750%	9.597(c)	11/27/31	GBP	17,275	23,620,518
Education 0.1%
Dukes Education Group Ltd. (United Kingdom),
Accordion Facility, SONIA + 5.500%^	9.397(c)	11/27/28	GBP	2,500	3,420,563
Acquisition/Capex Facility 1, SONIA + 5.500%^	9.420(c)	11/27/28	GBP	2,254	3,083,985
Acquisition/Capex Facility 4, 6 Month EURIBOR + 5.500%^	7.620(c)	11/27/28	EUR	1,274	1,509,866
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	7.599(c)	11/27/28	EUR	5,657	6,705,037
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	9.367(c)	11/27/28	EUR	274	374,717
Acquisition/Capex Facility 6^	1.000(c)	11/27/28	GBP	1,676	2,293,207
Facility B, SONIA + 5.500%^	9.347(c)	11/27/28	GBP	932	1,274,713

International Schools Partnership (United Kingdom), Term Loan, 3 Month SOFR + 4.500%^	8.171(c)	07/06/31		48,043	47,803,236
					66,465,324

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Holding Companies-Diversified 0.1%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.167%(c)	12/19/30		25,481	$25,370,685
Cuppa Bidco BV (Netherlands), Facility B1 EUR, 6 Month EURIBOR + 4.750%	6.874(c)	06/29/29	EUR	325	281,117
					25,651,802
Insurance 0.0%
Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.022(c)	08/21/28		3,334	3,337,563
New B-12 Term Loan, 1 Month SOFR + 4.250%	7.922(c)	09/19/30		5,047	5,052,544
					8,390,107
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan(c)	15.000	01/02/28		5,876	1,582,233
Investment Companies 0.1%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	12.500	10/31/29	GBP	38,022	54,680,910
Leisure Time 0.1%
ClubCorp Holdings, Inc., Term Loan, 3 Month SOFR + 5.000%^	8.672(c)	07/10/32		16,017	15,817,134
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	45,000	52,807,343
					68,624,477
Media 0.1%
Radiate Holdco LLC, First Out Term Loan, 1 Month SOFR + 3.500%	8.786(c)	09/25/29		40,569	34,787,728
Metal Fabricate/Hardware 0.2%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30		7,007	7,059,603
Initial Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30		81,110	81,718,614
					88,778,217
Retail 0.3%
CDR Firefly Bidco PLC (United Kingdom), Facility B10, SONIA + 4.750%	8.477(c)	04/29/29	GBP	35,950	49,294,994
EG America LLC (United Kingdom), New facility B3 (EUR), 6 Month EURIBOR + 3.875%	5.937(c)	02/07/28	EUR	51,570	61,103,011
The Boots Group (United Kingdom), Closing Date Sterling Term Loan, SONIA + 4.750%	8.476(c)	08/31/32	GBP	21,650	29,777,049
WSH Services Holding Ltd. (United Kingdom), Facility B5, SONIA + 4.533%	8.260(c)	05/16/31	GBP	8,208	11,268,016
					151,443,070

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Telecommunications 0.0%
Lumen Technologies, Inc., Term B-1 Loan, 1 Month SOFR + 2.464%	6.136%(c)	04/16/29		1,992	$1,985,352
Zegona Holdco Ltd., Additional Facility B2 (EUR) Loan, 3 Month EURIBOR + 2.750%	4.891(c)	07/17/29	EUR	15,992	18,966,270
					20,951,622

Total Floating Rate and Other Loans (cost $583,654,256)					609,352,283
Municipal Bonds 0.4%
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		12,630	13,394,486
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	598,873

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39		4,175	4,485,744
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40		4,300	5,087,344
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39		835	967,906
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40		275	331,838
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39		1,600	1,922,298
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		2,050	1,879,732
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115		4,900	3,970,240
Taxable, Revenue Bonds, Series J	4.131	05/15/45		2,250	2,045,129
					34,683,590
Colorado 0.0%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50		3,320	3,392,207
District of Columbia 0.0%
District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814	10/01/2114		15,765	13,378,021
Illinois 0.1%
Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34		5,000	5,282,025
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33		16,618	16,988,389
					22,270,414
Michigan 0.0%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34		10,720	9,790,208
Taxable, Revenue Bonds	3.384	12/01/40		13,895	11,746,330
					21,536,538
New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41		15,953	18,471,082
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40		12,865	15,283,321

Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40		1,350	1,391,301
					35,145,704

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Municipal Bonds (Continued)
New York 0.1%
Empire State Development Corp., Taxable, Revenue Bonds, BABs	5.770%	03/15/39		14,730	$15,290,291
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40		700	757,256
New York City Municipal Water Finance Authority, Taxable, Revenue Bonds, BABs	5.882	06/15/44		920	924,211
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62		2,600	2,185,586
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65		8,650	7,703,587
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48		4,000	3,329,869
					30,190,800
Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111		7,815	6,490,352
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40		295	295,034
					6,785,386
Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39		400	430,571
Revenue Bonds, BABs, Series B	5.511	12/01/45		5,370	5,328,230

University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/2119		20,900	12,971,330
					18,730,131
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42		6,480	6,083,534
Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series C	2.919	11/01/50		2,035	1,438,672
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49		16,510	13,182,165
					20,704,371
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117		8,135	5,960,739

Total Municipal Bonds (cost $258,320,099)					212,777,901
Residential Mortgage-Backed Securities 4.5%
Angel Oak Mortgage Trust,
Series 2025-09, Class A1, 144A	5.141(cc)	08/25/70		33,661	33,849,772
Series 2025-10, Class A1, 144A	4.960(cc)	09/25/70		18,097	18,158,834

Aran Funding DAC (Ireland), Series 2025-01A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.067(c)	12/24/65	EUR	10,682	12,693,325
Archwest Mortgage Trust, Series 2025-RTL01, Class A1, 144A	5.196(cc)	10/25/40		14,000	14,056,325
Banc of America Funding Trust,
Series 2005-D, Class A1	5.289(cc)	05/25/35		12	11,705
Series 2006-I, Class 4A1	8.411(cc)	10/20/46		16	13,107

Banc of America Mortgage Trust, Series 2004-E, Class 2A6	5.596(cc)	06/25/34		77	73,890
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 4.000%)	8.686(c)	07/01/26		24,961	25,078,412
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	6.125(cc)	02/25/33		—(r)	126

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bear Stearns Adjustable Rate Mortgage Trust, (cont’d.)
Series 2005-04, Class 3A1	4.895%(cc)	08/25/35	46	$42,825
Series 2007-03, Class 1A1	4.199(cc)	05/25/47	93	83,810
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	5.400(cc)	05/25/35	30	29,058
Series 2005-04, Class 23A2	5.400(cc)	05/25/35	10	9,708
BRAVO Residential Funding Trust,
Series 2025-NQM07, Class A1, 144A	5.459(cc)	07/25/65	52,966	53,497,674
Series 2025-NQM08, Class A1, 144A	5.082(cc)	06/25/65	39,708	39,993,832
Series 2025-NQM09, Class A1, 144A	5.043(cc)	09/25/65	34,346	34,507,023
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	14,244	12,706,498
Series 2025-RPL01, Class A1A, 144A	3.375(cc)	04/25/65	32,232	29,052,431
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	6.181(cc)	02/19/34	2,735	2,744,377
Series 2005-29, Class A1	5.750	12/25/35	332	152,599
Series 2005-HYB09, Class 3A2A, 12 Month SOFR + 2.465% (Cap 11.000%, Floor 1.750%)	6.224(c)	02/20/36	4	3,503
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	27,935	27,818,355
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	3,928	3,969,700
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.529(cc)	09/25/47	2,377	2,211,785
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	88,527	84,636,936
Series 2024-RP02, Class A2, 144A	4.232(cc)	02/25/63	8,815	7,758,291
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	2,667	2,145,943
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	963	731,739
Series 2024-RP02, Class B3, PO, 144A	11.130(s)	02/25/63	2,444	323,856
Series 2024-RP02, Class B4, PO, 144A	14.327(s)	02/25/63	4,427	389,871
Series 2024-RP02, Class M1, 144A	4.232(cc)	02/25/63	5,926	5,030,417
Series 2024-RP02, Class M2, 144A	3.742(cc)	02/25/63	4,518	3,725,643
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	124	112,594
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	129,004	12,900
Series 2025-RP01, Class A1, 144A	4.017(cc)	01/25/64	141,260	132,991,028
Series 2025-RP01, Class A2, 144A	4.017(cc)	01/25/64	6,684	5,067,085
Series 2025-RP01, Class B1, 144A	4.017(cc)	01/25/64	2,674	1,692,442
Series 2025-RP01, Class B2, 144A	4.017(cc)	01/25/64	1,693	979,053
Series 2025-RP01, Class B3, 144A	3.052(cc)	01/25/64	2,139	1,055,340
Series 2025-RP01, Class B4, 144A	0.000(cc)	01/25/64	2,033	825,759
Series 2025-RP01, Class M1, 144A	4.017(cc)	01/25/64	5,704	4,031,937
Series 2025-RP01, Class M2, 144A	4.017(cc)	01/25/64	3,564	2,387,293
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	312	275,822
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	165,758	16,576
COLT Mortgage Loan Trust,
Series 2025-08, Class A1, 144A	5.480(cc)	08/25/70	21,942	22,198,405
Series 2025-09, Class A1, 144A	5.194(cc)	09/25/70	38,440	38,712,463
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.797(c)	10/25/41	3,600	3,654,000
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.247(c)	10/25/41	3,668	3,683,543
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	6.847(c)	12/25/41	2,652	2,701,855
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.947(c)	03/25/42	14,390	15,228,845
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.797(c)	03/25/42	6,300	6,445,215
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.797(c)	06/25/43	20,500	21,306,230
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.397(c)	07/25/44	6,500	6,524,895
Credit Suisse Mortgage Trust,
Series 2018-RPL04, Class PT, 144A	4.714(cc)	04/25/58	13,055	12,330,406
Series 2018-RPL09, Class PT, 144A	3.919(cc)	09/25/57	15,199	12,989,731
Cross Mortgage Trust,
Series 2025-H01, Class A1, 144A	5.735(cc)	02/25/70	3,734	3,781,945
Series 2025-H06, Class A1, 144A	5.181(cc)	07/25/70	47,299	47,617,273
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70	41,666	41,764,709
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.147(c)	04/25/34	10,839	10,862,495
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.697(c)	09/26/33	2,493	2,496,002

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Fannie Mae REMIC,
Series 2000-32, Class FM, 30 Day Average SOFR + 0.564% (Cap 9.000%, Floor 0.450%)	4.267%(c)	10/18/30	—(r)	$216
Series 2001-29, Class Z	6.500	07/25/31	6	5,877
Series 2012-132, Class KI, IO	3.000	12/25/32	2,923	200,679
Series 2013-57, Class MI, IO	3.000	06/25/28	301	5,467
Series 2014-05, Class AI, IO	4.500	04/25/43	1,344	190,751
Series 2015-51, Class CI, IO	4.000	07/25/45	2,409	382,382
Series 2016-30, Class CI, IO	3.000	05/25/36	1,457	101,334
Series 2016-74, Class GM	2.500	09/25/43	5,188	5,079,376
Series 2017-83, Class IO, IO	4.000	10/25/47	1,921	337,379
Series 2018-16, Class MB	3.500	07/25/46	1,366	1,363,223
Series 2018-24, Class BH	3.500	04/25/48	3,314	3,114,277
Series 2018-58, Class BI, IO	4.000	08/25/48	1,351	248,664
Series 2019-08, Class Z	3.500	03/25/49	2,903	2,542,614
Series 2019-13, Class LZ	4.000	04/25/49	9,815	9,395,473
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	6.697(c)	12/25/50	400	426,674
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.347(c)	01/25/34	3,946	3,960,795
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.097(c)	10/25/41	20,695	21,057,162
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.197(c)	10/25/41	2,422	2,430,042
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.497(c)	11/25/41	6,495	6,545,172
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.047(c)	09/25/41	1,793	1,817,880
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.797(c)	09/25/41	51,600	51,952,056
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	7.447(c)	12/25/41	572	584,320
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.047(c)	12/25/41	37,280	37,757,557
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.197(c)	01/25/42	1,770	1,791,028
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.597(c)	04/25/42	7,600	7,773,356
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.047(c)	05/25/42	800	823,752
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	5.068(c)	07/25/44	40	39,068
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	4.868(c)	02/25/45	4	4,327
Freddie Mac REMIC,
Series 1935, Class JZ	7.000	02/15/27	2	1,586
Series 2241, Class PH	7.500	07/15/30	6	6,057
Series 3795, Class VZ	4.000	01/15/41	1,639	1,599,809
Series 3889, Class DZ	4.000	01/15/41	1,723	1,692,780
Series 4135, Class AI, IO	3.500	11/15/42	5,288	650,027
Series 4372, Class GI, IO	4.500	08/15/44	2,841	416,589
Series 4468, Class IO, IO	4.500	05/15/45	3,414	461,360
Series 4500, Class ZX	4.000	07/15/45	1,713	1,672,298
Series 4735, Class IM, IO	4.000	12/15/47	5,069	911,760
Series 4736, Class IP, IO	4.000	08/15/47	1,353	234,462
Series 4751, Class PI, IO	4.000	11/15/47	965	167,454
Series 4795, Class WQ	4.000	07/15/46	138	137,877
Series 4801, Class ZD	4.000	06/15/48	5,225	4,995,900
Series 4802, Class EZ	4.000	06/15/48	3,302	3,147,366
Series 4870, Class K	4.000	04/15/49	13,137	12,513,223
Series 4903, Class ED	2.750	09/15/48	3,126	2,895,200
Series 4903, Class IP, IO	4.500	07/25/49	6,159	1,411,382
Series 4939, Class KT	3.000	07/15/48	12,211	11,013,362
Series 4946, Class KB	3.000	12/15/48	5,676	5,144,855

Freddie Mac Strips, Series 304, Class C54, IO	4.000	12/15/32	1,117	96,426
GCAT Trust, Series 2025-NQM06, Class A1, 144A	0.000(cc)	10/25/70	32,577	32,651,442
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	924	856,213
Series 2015-064, Class IA, IO	4.000	05/20/45	6,519	1,355,582
Series 2015-165, Class IB, IO	3.500	11/20/42	2,206	195,585
Series 2016-01, Class ZP	3.000	01/20/46	7,174	5,830,532
Series 2016-161, Class PI, IO	3.500	06/20/46	13,899	2,138,866

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Government National Mortgage Assoc., (cont’d.)
Series 2016-69, Class B	3.000%	05/20/46		9,455	$8,576,555
Series 2017-134, Class ZK	3.000	08/20/47		6,749	5,397,111
Series 2018-05, Class IB, IO	4.000	01/20/48		7,733	1,617,136
Series 2018-21, Class IH, IO	4.500	02/20/48		2,587	624,264
Series 2018-59, Class PZ	3.000	09/20/46		7,066	6,658,501
Series 2019-159, Class IJ, IO	3.500	12/20/49		8,303	1,286,649
GS Mortgage-Backed Securities Trust,
Series 2025-RPL01, Class A1, PO, 144A	0.000	01/25/64		162	159,577
Series 2025-RPL01, Class A1, PO, 144A	3.564(cc)	01/25/64		156,869	140,855,891

HOMES Trust, Series 2025-NQM04, Class A1, 144A	5.220(cc)	08/25/70		21,596	21,765,474
IndyMac Adjustable Rate Mortgage Trust, Series 2001-H02, Class A1	5.717(cc)	01/25/32		1	791
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)	4.147(c)	07/25/37		1,573	1,474,922
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	4.392(cc)	03/25/36		58	42,297
JPMorgan Mortgage Trust,
Series 2025-DSC02, Class A1, 144A	5.195(cc)	10/25/65		36,909	37,159,298
Series 2025-NQM03, Class A1, 144A	5.495(cc)	11/25/65		33,114	33,483,083
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.067(c)	01/24/63	EUR	32,745	38,902,789
Series 2025-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.003(c)	08/24/75	EUR	4,313	5,126,360
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		28,250	28,396,507
Series 2025-RTL03, Class A1, 144A	5.239(cc)	08/25/40		13,400	13,485,751

Lincoln Senior Participation Trust, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	2.750(c)	06/27/27		61,857	61,857,000
Lugo Funding DAC (Spain), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.059(c)	05/26/66	EUR	48,190	57,106,556
MFA Trust, Series 2025-NQM02, Class A1, 144A	5.675(cc)	05/27/70		6,376	6,461,506
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM08, Class A1, 144A	4.963(cc)	09/25/70		27,178	27,288,304
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.537(c)	01/25/48		6,170	6,082,829
Series 2025-NQM04, Class A1, 144A	5.350(cc)	07/25/65		20,416	20,630,673
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		98,973	100,121,319
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		11,098	11,217,110
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		19,044	19,239,062
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		151,499	1,073,417
Series 2025-INV01, Class B1, 144A	6.594(cc)	02/25/70		6,037	6,022,721
Series 2025-INV01, Class B2, 144A	6.594(cc)	02/25/70		4,751	4,643,563
Series 2025-INV01, Class B3, 144A	6.594(cc)	02/25/70		2,979	2,748,668
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		8,617	8,741,502
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		151,499	2,499,736

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.597(c)	04/25/34		19,644	19,804,203
OBX Trust,
Series 2025-NQM03, Class A1, 144A	5.648(cc)	12/01/64		25,221	25,549,045
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		12,414	12,554,665
Series 2025-NQM14, Class A1, 144A	5.162(cc)	07/25/65		36,262	36,539,848
Series 2025-NQM15, Class A1, 144A	5.143(cc)	07/27/65		21,530	21,693,100
Series 2025-NQM15, Class A3, 144A	5.599(cc)	07/27/65		1,525	1,539,009
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.197(c)	05/25/33		101,549	102,654,645
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.042(c)	03/29/27		78,978	79,763,789
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.792(c)	09/27/28		68,114	69,047,087

Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month SOFR + 0.514% (Cap 8.000%, Floor 0.400%)	4.187(c)	02/25/34		2	2,043

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

PRPM Fundido DAC (Spain), Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.039%(c)	01/29/75	EUR	8,915	$10,493,199
PRPM LLC,
Series 2024-RPL02, Class A1, 144A	3.500(cc)	05/25/54		15,239	14,915,664
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		50,649	49,870,920
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		10,215	9,837,299
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		6,023	5,733,810
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		5,879	5,574,222
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		2,072	1,939,353
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.397(c)	11/25/31		10,274	10,371,226
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.397(c)	07/25/33		1,820	1,826,888

Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	4.421(c)	09/29/31		3	2,588
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32		2	2,469
Santander Mortgage Asset Receivable Trust, Series 2025-NQM04, Class A1, 144A	5.303(cc)	07/25/65		30,617	30,860,419
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	6.140(cc)	02/25/34		24	23,538
Series 2004-18, Class 3A1	4.755(cc)	12/25/34		2,610	2,438,825

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	4.450(c)	09/19/32		1	1,211
Vendee Mortgage Trust, Series 2011-02, Class DZ	3.750	10/15/41		1,835	1,726,537
Verus Securitization Trust,
Series 2024-02, Class A1, 144A	6.095(cc)	02/25/69		4,915	4,964,452
Series 2025-07, Class A1, 144A	5.129(cc)	08/25/70		42,813	43,102,979
Series 2025-09, Class A1, 144A	4.935(cc)	10/27/70		24,203	24,327,632
Series 2025-INV01, Class A1, 144A	5.548(cc)	02/25/70		28,643	28,995,052
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)	4.627(c)	06/25/44		452	456,969
Series 2004-AR10, Class A3, 1 Month SOFR + 1.214% (Cap 10.500%, Floor 1.100%)	4.887(c)	07/25/44		643	624,792
Series 2005-AR05, Class A6	5.355(cc)	05/25/35		254	252,362

Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-AR01, Class 2A	4.605(cc)	02/25/33		—(r)	117

Total Residential Mortgage-Backed Securities (cost $2,349,708,764)					2,367,612,984
Sovereign Bonds 2.6%
Amazon Conservation DAC (Ecuador), Sr. Sec’d. Notes, 144A	6.034	01/16/42		112,000	115,164,022
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	18,471	18,425,261
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629	416,262
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		40,363	34,227,810
Sr. Unsec’d. Notes	1.000	07/09/29		81,345	71,787,060

Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes	7.000	10/12/28		10,000	10,327,500
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes(a)	5.333	02/15/28		50,367	50,481,333
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	80,570	94,717,779
Sr. Unsec’d. Notes	5.375	01/21/29		27,270	27,147,285
Sr. Unsec’d. Notes	8.375	02/15/27		900	917,136
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		10,291	10,445,365
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		51,930	52,708,950
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		10,493	10,758,578

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	8.750%	01/29/34		84,690	$85,577,551
Sr. Unsec’d. Notes, Series S26	5.000	07/31/40		911	671,653
Sr. Unsec’d. Notes, Series S27J	5.000	07/31/40		766	567,879
Sr. Unsec’d. Notes, Series S28	5.000	07/31/40		2,429	1,792,263
Sr. Unsec’d. Notes, Series S29	5.000	07/31/40		1,186	874,994

Ecuador Social Bond Sarl (Ecuador), Gov’t. Gtd. Notes^	0.350	01/30/35		145,440	2,530,656
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	15,424	18,282,838
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,382,278
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,762,085

Gabon Blue Bond Master Trust 2 (Gabon), Insured Notes	6.097	08/01/38		28,006	28,281,579
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,900	248,585,355
Indonesia Government AID Bond (Indonesia), Gov’t. Gtd. Notes	6.650	07/15/29		7,011	7,404,278
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	34,367	40,049,691
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	49,957	60,086,273
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	72,132	87,585,769

Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500	02/02/30		3,500	4,179,000
Platinum for Belize Blue Investment Co. LLC (Belize), Sec’d. Notes	4.470(cc)	10/20/40		2,000	1,780,980
Province of Alberta (Canada), Sr. Unsec’d. Notes	1.300	07/22/30		21,446	19,044,067
Province of British Columbia (Canada), Bonds	7.250	09/01/36		17,530	20,922,814
Province of Quebec (Canada),
Unsec’d. Notes, MTN	7.295	07/22/26		474	480,706
Unsec’d. Notes, Series A, MTN	7.365	03/06/26		91	91,250
Unsec’d. Notes, Series A, MTN	7.380	04/09/26		100	100,658

Repubic of Italy Government International Bond Coupon Strips (Italy), Sr. Unsec’d. Notes	2.758(s)	02/20/31	EUR	43,130	43,436,396
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		25,900	18,995,296
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	5.750	09/16/30		53,010	54,628,925
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	37,883	41,831,791
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	3,888	3,913,013
Sr. Unsec’d. Notes	2.125	12/01/30		12,350	10,857,008
Sr. Unsec’d. Notes	6.250	05/26/28		23,345	24,169,973
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	9,990	11,031,323
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	6,252	6,292,221
Sr. Unsec’d. Notes, 144A(a)	6.250	05/26/28		875	905,921

Total Sovereign Bonds (cost $1,289,157,497)					1,362,620,825
U.S. Government Agency Obligations 17.3%
Fannie Mae Interest Strips	1.758(s)	08/06/38		386	205,263
Fannie Mae Principal Strips	3.528(s)	07/15/37		5,105	2,955,061
Federal Home Loan Bank	3.200	11/29/32		22,500	20,967,128
Federal Home Loan Bank	4.250	11/02/38		4,340	4,012,653
Federal Home Loan Mortgage Corp.	1.500	12/01/50		3,244	2,513,558
Federal Home Loan Mortgage Corp.	1.500	02/01/51		6,896	5,351,159
Federal Home Loan Mortgage Corp.	1.500	04/01/51		16,569	12,844,515
Federal Home Loan Mortgage Corp.	1.500	05/01/51		44,004	34,099,807

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	1.500%	06/01/51	7,251	$5,619,308
Federal Home Loan Mortgage Corp.	2.000	10/01/50	29,115	23,855,332
Federal Home Loan Mortgage Corp.	2.000	11/01/50	9,931	8,134,802
Federal Home Loan Mortgage Corp.	2.000	12/01/50	36,254	29,682,078
Federal Home Loan Mortgage Corp.	2.000	01/01/51	19,290	15,801,585
Federal Home Loan Mortgage Corp.	2.000	02/01/51	3,389	2,774,088
Federal Home Loan Mortgage Corp.	2.000	02/01/51	19,404	15,879,630
Federal Home Loan Mortgage Corp.	2.000	03/01/51	28,877	23,618,792
Federal Home Loan Mortgage Corp.	2.000	03/01/51	35,146	28,819,353
Federal Home Loan Mortgage Corp.	2.000	04/01/51	51,572	42,164,539
Federal Home Loan Mortgage Corp.	2.000	05/01/51	333,608	273,012,431
Federal Home Loan Mortgage Corp.	2.000	08/01/51	18,288	14,923,090
Federal Home Loan Mortgage Corp.	2.000	09/01/51	4,979	4,059,823
Federal Home Loan Mortgage Corp.	2.000	11/01/51	5,650	4,603,422
Federal Home Loan Mortgage Corp.	2.500	11/01/49	4,594	3,977,075
Federal Home Loan Mortgage Corp.	2.500	07/01/50	2,045	1,755,129
Federal Home Loan Mortgage Corp.	2.500	08/01/50	10,949	9,390,732
Federal Home Loan Mortgage Corp.	2.500	09/01/50	5,600	4,805,906
Federal Home Loan Mortgage Corp.	2.500	09/01/50	5,952	5,071,576
Federal Home Loan Mortgage Corp.	2.500	10/01/50	11,125	9,545,011
Federal Home Loan Mortgage Corp.	2.500	10/01/50	21,155	18,125,096
Federal Home Loan Mortgage Corp.	2.500	12/01/50	50,946	43,704,034
Federal Home Loan Mortgage Corp.	2.500	01/01/51	40,188	34,419,288
Federal Home Loan Mortgage Corp.	2.500	02/01/51	2,036	1,746,967
Federal Home Loan Mortgage Corp.	2.500	02/01/51	38,840	33,299,025
Federal Home Loan Mortgage Corp.	2.500	03/01/51	120,804	103,631,813
Federal Home Loan Mortgage Corp.	2.500	04/01/51	7,397	6,339,857
Federal Home Loan Mortgage Corp.	2.500	05/01/51	5,407	4,654,513
Federal Home Loan Mortgage Corp.	2.500	05/01/51	33,261	28,490,100
Federal Home Loan Mortgage Corp.	2.500	05/01/51	103,349	88,043,773
Federal Home Loan Mortgage Corp.	2.500	07/01/51	1,012	868,572
Federal Home Loan Mortgage Corp.	2.500	07/01/51	38,044	32,568,379
Federal Home Loan Mortgage Corp.	2.500	07/01/51	96,222	82,388,570
Federal Home Loan Mortgage Corp.	2.500	07/01/51	100,568	85,948,900
Federal Home Loan Mortgage Corp.	2.500	08/01/51	59,750	51,122,625
Federal Home Loan Mortgage Corp.	2.500	08/01/51	69,965	60,655,003
Federal Home Loan Mortgage Corp.	2.500	09/01/51	39,069	33,421,932
Federal Home Loan Mortgage Corp.	2.500	10/01/51	3,370	2,901,090
Federal Home Loan Mortgage Corp.	2.500	11/01/51	13,768	11,777,946
Federal Home Loan Mortgage Corp.	2.500	12/01/51	25,531	21,832,661
Federal Home Loan Mortgage Corp.	2.500	01/01/52	8,058	6,888,054
Federal Home Loan Mortgage Corp.	2.500	01/01/52	40,959	35,394,369
Federal Home Loan Mortgage Corp.	2.500	02/01/52	422	365,524
Federal Home Loan Mortgage Corp.	2.500	02/01/52	14,698	12,690,694
Federal Home Loan Mortgage Corp.	2.500	04/01/52	2,472	2,107,049
Federal Home Loan Mortgage Corp.	2.500	04/01/52	46,385	40,234,249
Federal Home Loan Mortgage Corp.	3.000	09/01/43	1,026	949,875
Federal Home Loan Mortgage Corp.	3.000	04/01/51	15,037	13,453,924
Federal Home Loan Mortgage Corp.	3.000	05/01/51	5,015	4,471,337
Federal Home Loan Mortgage Corp.	3.000	06/01/51	10,853	9,675,084
Federal Home Loan Mortgage Corp.	3.000	07/01/51	15,133	13,705,384
Federal Home Loan Mortgage Corp.	3.000	07/01/51	36,042	32,101,023
Federal Home Loan Mortgage Corp.	3.000	08/01/51	1,172	1,039,780
Federal Home Loan Mortgage Corp.	3.000	09/01/51	11,674	10,394,226
Federal Home Loan Mortgage Corp.	3.000	11/01/51	1,542	1,374,549
Federal Home Loan Mortgage Corp.	3.000	11/01/51	7,051	6,264,636
Federal Home Loan Mortgage Corp.	3.000	12/01/51	2,054	1,837,196
Federal Home Loan Mortgage Corp.	3.000	01/01/52	38,912	34,607,722
Federal Home Loan Mortgage Corp.	3.000	02/01/52	1,719	1,530,166
Federal Home Loan Mortgage Corp.	3.000	02/01/52	3,083	2,738,973
Federal Home Loan Mortgage Corp.	3.000	02/01/52	99,616	88,511,219
Federal Home Loan Mortgage Corp.	3.000	03/01/52	16,444	14,608,398
Federal Home Loan Mortgage Corp.	3.000	04/01/52	2,129	1,891,745

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	06/01/52	49,676	$44,774,886
Federal Home Loan Mortgage Corp.	3.000	06/01/52	54,853	49,516,646
Federal Home Loan Mortgage Corp.	3.000	08/01/52	744	662,735
Federal Home Loan Mortgage Corp.	3.500	02/01/47	584	552,152
Federal Home Loan Mortgage Corp.	3.500	05/01/49	674	630,574
Federal Home Loan Mortgage Corp.	3.500	08/01/49	203	189,786
Federal Home Loan Mortgage Corp.	3.500	09/01/51	3,403	3,159,392
Federal Home Loan Mortgage Corp.	3.500	01/01/52	9,055	8,405,986
Federal Home Loan Mortgage Corp.	3.500	02/01/52	6,473	6,015,389
Federal Home Loan Mortgage Corp.	3.500	03/01/52	62,484	58,164,730
Federal Home Loan Mortgage Corp.	3.500	04/01/52	30,419	28,166,577
Federal Home Loan Mortgage Corp.	4.000	10/01/51	2,029	1,951,090
Federal Home Loan Mortgage Corp.	4.000	05/01/52	123,651	118,807,181
Federal Home Loan Mortgage Corp.	4.500	11/01/48	2,827	2,817,351
Federal Home Loan Mortgage Corp.	5.000	01/01/39	25	25,742
Federal Home Loan Mortgage Corp.	5.000	02/01/42	7,086	7,272,892
Federal Home Loan Mortgage Corp.	5.000	07/01/52	8,659	8,702,940
Federal Home Loan Mortgage Corp.	5.000	08/01/52	42,141	42,309,974
Federal Home Loan Mortgage Corp.	5.000	10/01/54	10,193	10,195,460
Federal Home Loan Mortgage Corp.	5.000	11/01/54	73,409	73,438,674
Federal Home Loan Mortgage Corp.	5.000	01/01/55	17,809	17,814,385
Federal Home Loan Mortgage Corp.	5.500	06/01/31	—(r)	191
Federal Home Loan Mortgage Corp.	5.500	10/01/33	104	106,478
Federal Home Loan Mortgage Corp.	5.500	07/01/34	1	1,388
Federal Home Loan Mortgage Corp.	5.500	10/01/52	47,547	48,396,653
Federal Home Loan Mortgage Corp.	5.500	11/01/52	291,440	296,969,825
Federal Home Loan Mortgage Corp.	5.500	07/01/54	11,301	11,463,298
Federal Home Loan Mortgage Corp.	5.500	01/01/55	201,352	204,240,121
Federal Home Loan Mortgage Corp.	5.500	04/01/55	—(r)	—
Federal Home Loan Mortgage Corp.	6.000	10/01/32	1	1,305
Federal Home Loan Mortgage Corp.	6.000	12/01/32	2	2,545
Federal Home Loan Mortgage Corp.	6.000	02/01/33	2	2,374
Federal Home Loan Mortgage Corp.	6.000	11/01/33	12	12,799
Federal Home Loan Mortgage Corp.	6.000	01/01/34	13	13,059
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1	720
Federal Home Loan Mortgage Corp.	6.000	11/01/52	5,770	5,947,524
Federal Home Loan Mortgage Corp.	6.000	03/01/53	23,682	24,398,158
Federal Home Loan Mortgage Corp.	6.000	04/01/53	22,518	23,184,398
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	25,297	28,461,529
Federal Home Loan Mortgage Corp.	6.500	07/01/32	—(r)	306
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	681
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	926
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	1,106
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	1,668
Federal Home Loan Mortgage Corp.	6.500	09/01/32	8	8,464
Federal Home Loan Mortgage Corp.	6.500	11/01/33	15	15,889
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	47,678	54,071,639
Federal Home Loan Mortgage Corp.	7.000	09/01/32	17	17,689
Federal Home Loan Mortgage Corp.	7.000	01/01/53	515	539,280
Federal Home Loan Mortgage Corp.	7.000	05/01/53	640	669,887
Federal Home Loan Mortgage Corp.	7.000	06/01/53	504	526,864
Federal Home Loan Mortgage Corp., MTN	2.054(s)	11/15/38	1,565	851,219
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.479%, Floor 4.384%)	4.384(c)	01/01/28	—(r)	290
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.470%, Floor 3.090%)	4.385(c)	05/01/36	2	1,967
Enterprise 11th District COFI Institutional Replacement Index + 1.257% (Cap 12.857%, Floor 3.050%)	4.411(c)	05/01/36	—(r)	467

Federal National Mortgage Assoc.	1.500	10/01/50	3,799	2,943,847
Federal National Mortgage Assoc.	1.500	12/01/50	58,176	45,082,160
Federal National Mortgage Assoc.	1.500	01/01/51	21,369	16,584,429
Federal National Mortgage Assoc.	1.500	03/01/51	28,458	22,052,367

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	1.500%	03/01/51	61,581	$47,720,394
Federal National Mortgage Assoc.	1.500	04/01/51	63,990	49,638,700
Federal National Mortgage Assoc.	1.500	05/01/51	992	768,533
Federal National Mortgage Assoc.	1.500	06/01/51	99,776	77,383,380
Federal National Mortgage Assoc.	1.500	07/01/51	5,611	4,348,437
Federal National Mortgage Assoc.	1.500	09/01/51	5,161	3,999,130
Federal National Mortgage Assoc.	2.000	06/01/50	83,218	68,272,041
Federal National Mortgage Assoc.	2.000	08/01/50	21,176	17,306,527
Federal National Mortgage Assoc.	2.000	10/01/50	13,499	11,060,570
Federal National Mortgage Assoc.	2.000	11/01/50	51,554	42,214,679
Federal National Mortgage Assoc.	2.000	12/01/50	45,901	37,609,233
Federal National Mortgage Assoc.	2.000	01/01/51	38,636	31,640,706
Federal National Mortgage Assoc.	2.000	02/01/51	17,381	14,222,800
Federal National Mortgage Assoc.	2.000	03/01/51	1,719	1,405,231
Federal National Mortgage Assoc.	2.000	03/01/51	10,263	8,394,017
Federal National Mortgage Assoc.	2.000	04/01/51	117,810	96,320,008
Federal National Mortgage Assoc.	2.000	05/01/51	231,884	189,513,870
Federal National Mortgage Assoc.	2.000	06/01/51	10,030	8,190,805
Federal National Mortgage Assoc.	2.000	07/01/51	17,213	14,051,988
Federal National Mortgage Assoc.	2.000	08/01/51	31,711	25,876,839
Federal National Mortgage Assoc.	2.000	09/01/51	11,191	9,128,998
Federal National Mortgage Assoc.	2.000	10/01/51	56,976	46,440,881
Federal National Mortgage Assoc.	2.000	11/01/51	59,928	48,827,839
Federal National Mortgage Assoc.	2.500	05/01/50	10,757	9,233,914
Federal National Mortgage Assoc.	2.500	06/01/50	96,277	82,692,282
Federal National Mortgage Assoc.	2.500	07/01/50	4,780	4,105,831
Federal National Mortgage Assoc.	2.500	08/01/50	56,209	48,225,627
Federal National Mortgage Assoc.	2.500	09/01/50	3,637	3,121,191
Federal National Mortgage Assoc.	2.500	10/01/50	4,270	3,663,016
Federal National Mortgage Assoc.	2.500	11/01/50	32,109	27,547,852
Federal National Mortgage Assoc.	2.500	01/01/51	4,856	4,152,265
Federal National Mortgage Assoc.	2.500	01/01/51	81,303	69,591,221
Federal National Mortgage Assoc.	2.500	02/01/51	115,218	98,779,323
Federal National Mortgage Assoc.	2.500	03/01/51	80,188	68,781,356
Federal National Mortgage Assoc.	2.500	04/01/51	123,679	105,976,227
Federal National Mortgage Assoc.	2.500	05/01/51	5,261	4,494,548
Federal National Mortgage Assoc.	2.500	05/01/51	67,512	57,827,298
Federal National Mortgage Assoc.	2.500	06/01/51	6,027	5,209,233
Federal National Mortgage Assoc.	2.500	06/01/51	44,152	37,811,859
Federal National Mortgage Assoc.	2.500	06/01/51	97,182	83,226,385
Federal National Mortgage Assoc.	2.500	07/01/51	63,580	54,439,777
Federal National Mortgage Assoc.	2.500	09/01/51	20,309	17,379,811
Federal National Mortgage Assoc.	2.500	10/01/51	9,146	7,810,167
Federal National Mortgage Assoc.	2.500	10/01/51	86,953	74,398,408
Federal National Mortgage Assoc.	2.500	11/01/51	4,993	4,282,360
Federal National Mortgage Assoc.	2.500	11/01/51	59,240	50,677,494
Federal National Mortgage Assoc.	2.500	12/01/51	2,192	1,877,125
Federal National Mortgage Assoc.	2.500	12/01/51	6,789	5,805,587
Federal National Mortgage Assoc.	2.500	01/01/52	26,191	22,396,671
Federal National Mortgage Assoc.	2.500	02/01/52	6,442	5,588,377
Federal National Mortgage Assoc.	2.500	03/01/52	3,435	2,936,496
Federal National Mortgage Assoc.	2.500	03/01/52	56,701	49,110,147
Federal National Mortgage Assoc.	2.500	09/01/52	811	691,515
Federal National Mortgage Assoc.	3.000	03/01/45	2,593	2,401,457
Federal National Mortgage Assoc.	3.000	09/01/50	27,635	24,698,666
Federal National Mortgage Assoc.	3.000	04/01/51	634	565,508
Federal National Mortgage Assoc.	3.000	05/01/51	25,675	22,920,944
Federal National Mortgage Assoc.	3.000	06/01/51	11,445	10,179,056
Federal National Mortgage Assoc.	3.000	07/01/51	104,137	92,911,476
Federal National Mortgage Assoc.	3.000	08/01/51	10,691	9,525,182
Federal National Mortgage Assoc.	3.000	10/01/51	1,225	1,089,709
Federal National Mortgage Assoc.	3.000	11/01/51	2,462	2,194,934
Federal National Mortgage Assoc.	3.000	11/01/51	6,482	5,796,824

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.000%	12/01/51	153	$135,961
Federal National Mortgage Assoc.	3.000	12/01/51	283	251,351
Federal National Mortgage Assoc.	3.000	12/01/51	4,105	3,686,729
Federal National Mortgage Assoc.	3.000	01/01/52	204	182,556
Federal National Mortgage Assoc.	3.000	01/01/52	392	348,319
Federal National Mortgage Assoc.	3.000	01/01/52	12,054	10,787,900
Federal National Mortgage Assoc.	3.000	01/01/52	129,082	114,560,585
Federal National Mortgage Assoc.	3.000	02/01/52	588	522,173
Federal National Mortgage Assoc.	3.000	02/01/52	121,759	108,894,477
Federal National Mortgage Assoc.	3.000	02/01/52	161,276	143,296,214
Federal National Mortgage Assoc.(k)(kk)	3.000	03/01/52	347,647	308,844,873
Federal National Mortgage Assoc.	3.000	05/01/52	872	774,426
Federal National Mortgage Assoc.	3.000	07/01/52	1,319	1,173,989
Federal National Mortgage Assoc.	3.000	07/01/52	5,448	4,850,144
Federal National Mortgage Assoc.	3.500	12/01/42	3,264	3,109,096
Federal National Mortgage Assoc.	3.500	05/01/49	1,868	1,747,687
Federal National Mortgage Assoc.	3.500	07/01/49	431	402,191
Federal National Mortgage Assoc.	3.500	07/01/49	852	796,439
Federal National Mortgage Assoc.	3.500	08/01/49	842	785,142
Federal National Mortgage Assoc.	3.500	09/01/49	6,972	6,518,632
Federal National Mortgage Assoc.	3.500	09/01/49	8,230	7,688,074
Federal National Mortgage Assoc.	3.500	10/01/49	4,249	3,971,662
Federal National Mortgage Assoc.	3.500	11/01/49	1,805	1,679,820
Federal National Mortgage Assoc.	3.500	01/01/50	10,413	9,728,878
Federal National Mortgage Assoc.	3.500	02/01/50	37	34,094
Federal National Mortgage Assoc.	3.500	03/01/50	1,775	1,659,093
Federal National Mortgage Assoc.	3.500	03/01/50	6,329	5,915,045
Federal National Mortgage Assoc.	3.500	04/01/50	4,068	3,795,859
Federal National Mortgage Assoc.	3.500	06/01/50	2,071	1,931,778
Federal National Mortgage Assoc.	3.500	09/01/50	336	313,647
Federal National Mortgage Assoc.	3.500	07/01/51	19,424	18,098,719
Federal National Mortgage Assoc.	3.500	12/01/51	2,046	1,895,367
Federal National Mortgage Assoc.	3.500	01/01/52	14,697	13,676,942
Federal National Mortgage Assoc.	3.500	03/01/52	16,856	15,649,435
Federal National Mortgage Assoc.	3.500	03/01/52	25,726	23,976,489
Federal National Mortgage Assoc.	3.500	04/01/52	133,468	123,589,149
Federal National Mortgage Assoc.	3.500	06/01/52	55,557	51,645,113
Federal National Mortgage Assoc.	4.000	12/01/40	99	97,296
Federal National Mortgage Assoc.	4.000	04/01/52	27,407	26,442,099
Federal National Mortgage Assoc.	4.000	04/01/52	28,926	27,746,068
Federal National Mortgage Assoc.	4.000	05/01/52	214,179	205,009,385
Federal National Mortgage Assoc.	4.000	04/01/53	26,946	25,894,355
Federal National Mortgage Assoc.	4.500	02/01/33	1	1,428
Federal National Mortgage Assoc.	4.500	08/01/33	2	1,803
Federal National Mortgage Assoc.	4.500	07/01/41	1,961	1,969,046
Federal National Mortgage Assoc.	4.500	11/01/42	10,118	10,158,703
Federal National Mortgage Assoc.	4.500	10/01/44	9,988	10,071,558
Federal National Mortgage Assoc.	4.500	01/01/45	10,474	10,483,951
Federal National Mortgage Assoc.	4.500	09/01/46	4,046	4,049,884
Federal National Mortgage Assoc.	4.500	07/01/48	3,248	3,237,022
Federal National Mortgage Assoc.	4.500	05/01/49	12,645	12,544,054
Federal National Mortgage Assoc.	4.500	09/01/49	27,662	27,546,998
Federal National Mortgage Assoc.	5.000	TBA	73,500	73,376,391
Federal National Mortgage Assoc.	5.000	TBA	132,500	132,132,246
Federal National Mortgage Assoc.	5.000	03/01/34	187	189,058
Federal National Mortgage Assoc.	5.000	07/01/39	1,451	1,487,496
Federal National Mortgage Assoc.	5.000	07/01/40	362	370,819
Federal National Mortgage Assoc.	5.000	09/01/44	31,257	32,007,250
Federal National Mortgage Assoc.	5.000	07/01/52	19,149	19,226,630
Federal National Mortgage Assoc.	5.000	08/01/52	125,574	126,078,378
Federal National Mortgage Assoc.	5.000	07/01/54	1,836	1,836,988
Federal National Mortgage Assoc.	5.000	12/01/54	142,201	142,250,026
Federal National Mortgage Assoc.	5.000	01/01/55	38,430	38,441,110

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	5.500%	07/01/33	9	$8,931
Federal National Mortgage Assoc.	5.500	08/01/33	—(r)	111
Federal National Mortgage Assoc.	5.500	10/01/33	15	14,844
Federal National Mortgage Assoc.	5.500	11/01/33	3	2,770
Federal National Mortgage Assoc.	5.500	04/01/34	1	1,368
Federal National Mortgage Assoc.	5.500	04/01/34	7	7,226
Federal National Mortgage Assoc.	5.500	04/01/34	44	44,805
Federal National Mortgage Assoc.	5.500	05/01/34	12	11,746
Federal National Mortgage Assoc.	5.500	03/01/35	317	324,453
Federal National Mortgage Assoc.	5.500	11/01/52	29,136	29,729,810
Federal National Mortgage Assoc.	5.500	12/01/54	181,680	184,285,658
Federal National Mortgage Assoc.	5.500	02/01/55	—(r)	—
Federal National Mortgage Assoc.	6.000	09/01/32	—(r)	40
Federal National Mortgage Assoc.	6.000	11/01/32	1	1,201
Federal National Mortgage Assoc.	6.000	03/01/33	1	641
Federal National Mortgage Assoc.	6.000	10/01/33	2	1,772
Federal National Mortgage Assoc.	6.000	11/01/33	39	40,108
Federal National Mortgage Assoc.	6.000	02/01/34	41	43,143
Federal National Mortgage Assoc.	6.000	11/01/34	10	10,846
Federal National Mortgage Assoc.	6.000	11/01/34	14	14,824
Federal National Mortgage Assoc.	6.000	04/01/36	1	877
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,399
Federal National Mortgage Assoc.	6.000	04/01/36	4	3,855
Federal National Mortgage Assoc.	6.000	06/01/37	4	4,357
Federal National Mortgage Assoc.	6.000	11/01/52	52,897	54,528,425
Federal National Mortgage Assoc.	6.000	12/01/52	32,117	33,170,161
Federal National Mortgage Assoc.	6.000	04/01/53	16,908	17,440,146
Federal National Mortgage Assoc.	6.000	08/01/53	15,951	16,417,298
Federal National Mortgage Assoc.	6.500	07/01/32	2	1,964
Federal National Mortgage Assoc.	6.500	08/01/32	4	4,036
Federal National Mortgage Assoc.	6.500	09/01/32	1	588
Federal National Mortgage Assoc.	6.500	09/01/32	14	14,134
Federal National Mortgage Assoc.	6.500	09/01/32	16	16,966
Federal National Mortgage Assoc.	6.500	09/01/32	16	17,037
Federal National Mortgage Assoc.	6.500	10/01/32	10	10,117
Federal National Mortgage Assoc.	6.500	04/01/33	13	13,914
Federal National Mortgage Assoc.	6.625	11/15/30	30,000	33,636,269
Federal National Mortgage Assoc.	7.000	05/01/32	5	4,812
Federal National Mortgage Assoc.	7.000	06/01/32	2	1,817
Federal National Mortgage Assoc.	7.000	01/01/53	643	672,644
Federal National Mortgage Assoc.	7.000	02/01/53	513	537,273
Federal National Mortgage Assoc.	7.000	03/01/53	2,227	2,329,692
Federal National Mortgage Assoc.	7.000	06/01/53	505	528,890
Freddie Mac Coupon Strips	4.518(s)	07/15/32	5,298	4,057,640
Freddie Mac Coupon Strips	4.809(s)	07/15/31	504	401,639
Freddie Mac Coupon Strips	5.245(s)	03/15/31	1,655	1,343,853
Freddie Mac Strips	1.475(s)	03/15/31	7,523	6,154,871
Freddie Mac Strips	4.445(s)	07/15/32	5,036	3,826,902
Government National Mortgage Assoc.	2.000	10/20/50	90,940	75,687,989
Government National Mortgage Assoc.	2.000	12/20/50	134,307	111,780,998
Government National Mortgage Assoc.	2.000	01/20/51	16,798	13,980,617
Government National Mortgage Assoc.	2.500	01/20/51	51,997	45,098,264
Government National Mortgage Assoc.	2.500	03/20/51	73,686	63,864,468
Government National Mortgage Assoc.	3.000	01/15/45	53	47,923
Government National Mortgage Assoc.	3.000	03/15/45	11	10,209
Government National Mortgage Assoc.	3.000	03/15/45	101	91,876
Government National Mortgage Assoc.	3.500	10/15/40	56	52,408
Government National Mortgage Assoc.	3.500	03/20/47	3,465	3,255,231
Government National Mortgage Assoc.	3.500	07/20/47	11,258	10,563,932
Government National Mortgage Assoc.	3.500	10/20/47	8,085	7,578,781
Government National Mortgage Assoc.	3.500	12/20/47	3,018	2,822,777
Government National Mortgage Assoc.	3.500	11/20/51	2,398	2,219,305
Government National Mortgage Assoc.	3.500	12/20/51	181,984	168,406,169

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	3.500%	01/20/52	87,175	$80,852,393
Government National Mortgage Assoc.	3.500	03/20/52	59,169	54,932,372
Government National Mortgage Assoc.	3.500	04/20/52	96,826	89,564,101
Government National Mortgage Assoc.	4.000	11/20/48	264	253,859
Government National Mortgage Assoc.	4.000	03/20/52	6,941	6,622,150
Government National Mortgage Assoc.	4.000	06/20/52	49,940	47,657,607
Government National Mortgage Assoc.	4.000	07/20/52	4,516	4,310,361
Government National Mortgage Assoc.	4.000	08/20/52	114,795	109,497,440
Government National Mortgage Assoc.	4.500	02/20/41	706	708,032
Government National Mortgage Assoc.	4.500	07/20/52	75,221	74,034,490
Government National Mortgage Assoc.	4.500	08/20/52	205,714	202,469,956
Government National Mortgage Assoc.	4.500	09/20/52	6,714	6,606,782
Government National Mortgage Assoc.	5.000	TBA	90,000	89,978,593
Government National Mortgage Assoc.	5.000	08/20/39	211	217,041
Government National Mortgage Assoc.	5.000	09/20/52	67,897	68,222,148
Government National Mortgage Assoc.	5.000	02/20/54	14,408	14,464,263
Government National Mortgage Assoc.	5.000	11/20/54	165,142	165,302,149
Government National Mortgage Assoc.	5.500	09/20/52	4,196	4,274,071
Government National Mortgage Assoc.	5.500	10/20/52	21,049	21,473,669
Government National Mortgage Assoc.	5.500	11/20/52	57,657	58,808,489
Government National Mortgage Assoc.	6.000	01/15/33	8	8,796
Government National Mortgage Assoc.	6.000	03/15/33	2	1,984
Government National Mortgage Assoc.	6.000	05/15/33	3	3,297
Government National Mortgage Assoc.	6.000	06/15/33	1	1,402
Government National Mortgage Assoc.	6.000	12/15/33	10	10,019
Government National Mortgage Assoc.	6.000	12/20/52	20,309	20,930,167
Government National Mortgage Assoc.	6.000	01/20/53	7,781	8,015,495
Government National Mortgage Assoc.	6.000	02/20/53	28,219	29,070,761
Government National Mortgage Assoc.	6.000	06/20/53	4,741	4,874,862
Government National Mortgage Assoc.	6.500	TBA	51,500	53,253,394
Government National Mortgage Assoc.	6.500	09/15/32	13	13,514
Government National Mortgage Assoc.	6.500	09/15/32	22	22,386
Government National Mortgage Assoc.	6.500	11/15/33	13	13,667
Government National Mortgage Assoc.	6.500	11/15/33	40	40,394
Government National Mortgage Assoc.	6.500	07/15/38	—(r)	96
Government National Mortgage Assoc.	6.500	03/20/54	8,327	8,621,387
Government National Mortgage Assoc.	7.000	09/20/53	1,482	1,530,654
Government National Mortgage Assoc.	7.000	10/20/53	1,734	1,792,835
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	103
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	67
Government National Mortgage Assoc.	8.500	08/20/30	—(r)	507
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429	502,997
Resolution Funding Corp. Interest Strips, Bonds	2.508(s)	01/15/30	1,250	1,069,949
Resolution Funding Corp. Interest Strips, Bonds	3.599(s)	04/15/30	18,610	15,727,946
Resolution Funding Corp. Principal Strips, Bonds	4.827(s)	01/15/30	3,125	2,684,438
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	881,814
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	555	274,046
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878	1,762,409
Tennessee Valley Authority Generic Strips, Bonds	4.951(s)	07/15/35	13,972	8,675,233
Tennessee Valley Authority Principal Strips, Bonds	3.037(s)	05/01/30	5,174	4,348,169
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35	1,300	835,832
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190	10/05/34	2,201	2,085,847
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	5,137	4,821,950

U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	1,098	1,074,664
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34	5,223	4,992,165

Total U.S. Government Agency Obligations (cost $9,010,645,898)				9,104,727,065
U.S. Treasury Obligations 10.0%
U.S. Treasury Bonds	1.375	08/15/50	660,000	323,503,125
U.S. Treasury Bonds(k)(kk)	1.625	11/15/50	1,145,000	598,620,312

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds	2.375%	02/15/42	31,085	$22,798,905
U.S. Treasury Bonds	2.500	02/15/45	119,645	84,461,892
U.S. Treasury Bonds	2.500	02/15/46	100,000	69,453,125
U.S. Treasury Bonds	2.875	05/15/43	291,315	225,450,499
U.S. Treasury Bonds(k)	3.000	11/15/44	208,810	161,077,339
U.S. Treasury Bonds	3.000	02/15/49	1,000	733,906
U.S. Treasury Bonds	3.250	05/15/42	90,665	75,322,782
U.S. Treasury Bonds	4.000	11/15/42	30,330	27,676,125
U.S. Treasury Bonds	4.000	11/15/52	311,340	268,725,338
U.S. Treasury Bonds	4.125	08/15/44	544,830	498,349,191
U.S. Treasury Bonds	4.375	08/15/43	100,000	95,187,500
U.S. Treasury Bonds(h)	4.500	02/15/44	590,860	569,625,969
U.S. Treasury Bonds(h)	4.625	05/15/44	679,595	664,622,673
U.S. Treasury Bonds	4.625	11/15/44	448,890	438,018,445
U.S. Treasury Bonds(k)	4.750	11/15/43	374,515	372,993,533
U.S. Treasury Bonds	4.750	05/15/55	20,850	20,377,617
U.S. Treasury Notes	3.500	01/15/29	295	294,147
U.S. Treasury Notes	3.750	01/31/31	126,920	126,607,658
U.S. Treasury Notes	4.000	01/31/33	106,565	106,386,004
U.S. Treasury Strips Coupon(k)	2.364(s)	05/15/45	32,250	12,109,674
U.S. Treasury Strips Coupon(k)	2.389(s)	05/15/43	13,155	5,534,010
U.S. Treasury Strips Coupon(k)	2.736(s)	02/15/45	38,745	14,752,580
U.S. Treasury Strips Coupon	2.747(s)	05/15/41	34,005	16,138,959
U.S. Treasury Strips Coupon(k)	3.146(s)	11/15/43	74,569	30,439,423
U.S. Treasury Strips Coupon(k)	3.165(s)	08/15/41	33,805	15,803,438
U.S. Treasury Strips Coupon(h)(k)	3.212(s)	08/15/44	132,650	51,866,309
U.S. Treasury Strips Coupon(h)(k)	3.619(s)	05/15/44	128,320	50,916,086
U.S. Treasury Strips Coupon(k)	3.826(s)	11/15/44	49,085	18,931,575
U.S. Treasury Strips Coupon(k)	3.922(s)	08/15/45	42,525	15,745,480
U.S. Treasury Strips Coupon(h)	3.926(s)	08/15/42	63,055	27,715,269
U.S. Treasury Strips Coupon(k)	4.335(s)	08/15/51	50,000	13,552,159
U.S. Treasury Strips Coupon(k)	4.349(s)	02/15/43	2,100	896,243
U.S. Treasury Strips Coupon(k)	4.369(s)	05/15/42	18,020	8,046,591
U.S. Treasury Strips Coupon(k)	4.454(s)	08/15/43	67,960	28,152,276
U.S. Treasury Strips Coupon(k)	4.500(s)	05/15/46	23,485	8,371,437
U.S. Treasury Strips Coupon(k)	4.516(s)	11/15/42	14,970	6,483,967
U.S. Treasury Strips Coupon(k)	4.522(s)	11/15/45	76,475	27,947,655
U.S. Treasury Strips Coupon(h)(k)	4.531(s)	11/15/41	160,330	73,988,062
U.S. Treasury Strips Coupon(k)	4.608(s)	11/15/48	6,925	2,166,103
U.S. Treasury Strips Coupon(k)	4.675(s)	02/15/41	41,575	20,030,748
U.S. Treasury Strips Coupon(k)	4.685(s)	08/15/40	10,470	5,196,771
U.S. Treasury Strips Coupon(k)	4.813(s)	02/15/42	36,390	16,486,607
U.S. Treasury Strips Coupon(k)	4.920(s)	08/15/48	25,990	8,233,877
U.S. Treasury Strips Coupon(k)	4.924(s)	02/15/49	19,925	6,147,892

Total U.S. Treasury Obligations (cost $5,576,800,359)				5,235,939,276

	Shares
Affiliated Exchange-Traded Funds 0.4%
PGIM AAA CLO ETF	1,842,395	94,957,038

PGIM Active High Yield Bond ETF	492,000	17,564,400

PGIM Corporate Bond 0-5 Year ETF	100,000	5,056,480

PGIM Corporate Bond 5-10 Year ETF	1,450,000	73,685,375

Total Affiliated Exchange-Traded Funds (cost $190,555,709)		191,263,293
Common Stocks 0.2%
Chemicals 0.0%
TPC Group, Inc.*	353,022	6,471,952

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 0.0%
Ardagh Packaging Finance PLC Equity, 144A*	177	$1,239
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	791,890	148,875
Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	450,899	50,685,557
Pharmaceuticals 0.0%
Endo, Inc. (Class A1 Stock), 144A^	149	—
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*(x)	1,695,385	30,941,624

Total Common Stocks (cost $10,997,536)		88,249,247
Preferred Stocks 0.2%
Banks 0.0%
Citigroup Capital XIII, 10.470%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	659,780
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	315,000	7,380,450
Electronic Equipment, Instruments & Components 0.2%
QXO, Inc., 4.750%, Maturing 12/31/79^	75,970,000	75,970,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	110,440	1,386,265

Total Preferred Stocks (cost $84,785,071)		85,396,495

	Units
Warrants* 0.0%
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	200	711
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	1,481,098	15

Total Warrants (cost $7,763)		726

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN 98.9% (cost $52,334,029,983)		51,850,866,799
Options Written*~ (0.0)%
(premiums received $1,483,130)		(13,856)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 98.9% (cost $52,332,546,853)		51,850,852,943

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 3.1%
Affiliated Mutual Funds 3.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wa)	933,062,202	$933,062,202
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $689,865,347; includes $688,042,102 of cash collateral for securities on loan)(b)(wa)	690,337,578	689,923,376

Total Affiliated Mutual Funds (cost $1,622,927,549)		1,622,985,578
Options Purchased*~ 0.0%
(cost $6,631,295)		3,618,338

Total Short-Term Investments (cost $1,629,558,844)		1,626,603,916

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 102.0% (cost $53,962,105,697)		53,477,456,859
Options Written*~ (0.0)%
(premiums received $11,220,776)		(7,045,684)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 102.0% (cost $53,950,884,921)		53,470,411,175
Liabilities in excess of other assets(z) (2.0)%		(1,027,192,647)

Net Assets 100.0%		$52,443,218,528

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
ACE—Adjusted Current Earnings
AID—Agency for International Development
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
CDX—Credit Derivative Index
CF—CF Secured, LLC
CGM—Citigroup Global Markets, Inc.
CITI—Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
CMT—Constant Maturity Treasury
COFI—Cost of Funds Index
CPI—Consumer Price Index
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GS—Goldman Sachs & Co. LLC
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSC—Morgan Stanley & Co. LLC
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OBX—Oslo Stock Exchange
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PO—Principal Only
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SG—Societe Generale
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $694,930,461 and 1.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $673,061,215; cash collateral of $688,042,102 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18	$35,678,061	$34,143,150	0.1%
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	35,625,556	34,013,363	0.1
Diamond Sports Group LLC*	01/02/25	2,073,338	148,875	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	15	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	32	32	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	11	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	390,071	1,386,265	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	2,056,652	30,941,624	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25-09/09/25	57,744,594	59,924,827	0.1
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	07/06/21-07/16/21	14,806,534	13,230,750	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	06/25/20	343,315	331,103	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	09/19/16-09/18/25	99,561,992	96,089,928	0.2
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	02/28/23-02/20/24	33,565,593	33,480,540	0.1
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/13/25-10/10/25	77,321,039	82,602,849	0.1
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.460%(c), 05/31/26^(d)	05/18/21	196,471,029	174,859,216	0.3
Total		$555,637,817	$561,152,537	1.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at January 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $1,032,761)^	1,047	$1,034,138	$1,377	$—
ClubCorp Holdings, Inc., Revolver Loan, Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $1,721,269)^	1,745	1,723,563	2,294	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, Term Loan, 1.500%, Maturity Date 04/01/30 (cost $10,590,000)^	10,590	10,669,425	79,425	—
Dukes Education Group Ltd., PGIM Loan Originator Manager Limited, Acquisition/Capex Facility 6, 1.000%, Maturity Date 11/27/28 (cost $17,903,787)^	14,131	19,335,677	1,431,890	—
		$32,762,803	$1,514,986	$—
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Government National Mortgage Assoc. (proceeds receivable $7,068,457)	4.000%	TBA	02/19/26	$(7,500)	$(7,091,107)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.38		3,354		8,385	$335,400
(cost $379,421)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		190,735	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		381,470	—
Total OTC Traded (cost $424,386)									$—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)	549,400	$3,128,068
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)	549,400	57
CDX.NA.IG.45.V1, 12/20/30	Put	DB	02/18/26	0.60%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	1,300,000	154,813
Total OTC Swaptions (cost $5,827,488)								$3,282,938
Total Options Purchased (cost $6,631,295)								$3,618,338
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.50		3,354		8,385	$(146,738)
(premiums received $180,148)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	DB	12/22/32	6.86%		—		261,508	$(13,802)
Israel GAP^	Put	MSI	04/24/26	$85.00		—		20,000	(54)
Total OTC Traded (premiums received $1,483,130)									$(13,856)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.45.V1, 12/20/30	Call	DB	02/18/26	0.53%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	1,300,000		$(1,913,577)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	549,400		(1,627,588)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	549,400		(955,745)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$102.76	5.00%(Q)	CDX.NA.HY.45.V1(Q)	105,770		(120,844)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$102.76	5.00%(Q)	CDX.NA.HY.45.V1(Q)	146,780		(167,699)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$104.28	5.00%(Q)	CDX.NA.HY.45.V1(Q)	65,210		(106,451)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$104.28	5.00%(Q)	CDX.NA.HY.45.V1(Q)	105,090		(171,552)
CDX.NA.IG.45.V1, 12/20/30	Put	DB	02/18/26	0.80%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	1,300,000		(52,319)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	2,189,585		(1,783,171)
Total OTC Swaptions (premiums received $11,040,628)									$(6,898,946)
Total Options Written (premiums received $12,703,906)									$(7,059,540)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
CDX.NA.IG.45.V1, 12/20/30	Put	03/18/26	0.58%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	2,250,000	$1,168,853	$(3,443,647)
CDX.NA.IG.45.V1, 12/20/30	Put	03/18/26	0.85%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	250,000	39,961	2,461
Total Centrally Cleared Swaptions (cost $4,650,000)							$1,208,814	$(3,441,186)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
CDX.NA.IG.45.V1, 12/20/30	Call	03/18/26	0.50%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	2,250,000	$(1,983,796)	$491,204

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Options Written (continued):
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
CDX.NA.IG.45.V1, 12/20/30	Put	03/18/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	2,250,000	$(469,626)	$1,667,874
CDX.NA.IG.45.V1, 12/20/30	Put	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	500,000	(407,194)	42,806
Total Centrally Cleared Swaptions (premiums received $5,062,500)							$(2,860,616)	$2,201,884

Futures contracts outstanding at January 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6,858	2 Year U.S. Treasury Notes	Mar. 2026	$1,429,839,425	$(1,237,688)
54,637	5 Year U.S. Treasury Notes	Mar. 2026	5,951,591,473	(29,126,596)
27,908	10 Year U.S. Treasury Notes	Mar. 2026	3,120,899,452	(24,207,765)
17,097	10 Year U.S. Ultra Treasury Notes	Mar. 2026	1,951,729,406	(18,162,302)
12,216	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	1,434,616,500	(21,402,784)
				(94,137,135)
Short Positions:
2,271	5 Year Euro-Bobl	Mar. 2026	313,905,940	1,033,226
1,755	10 Year Euro-Bund	Mar. 2026	266,630,673	2,390,710
1,268	20 Year U.S. Treasury Bonds	Mar. 2026	145,978,500	689,283
426	Euro Schatz Index	Mar. 2026	53,982,653	37,478
				4,150,697
				$(89,986,438)
Bond forward contracts outstanding at January 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
3.625%, 02/15/44	CITI	07/24/26	200,000	$85.62	$171,244,306	$170,941,002	$—	$(303,304)
4.500%, 02/15/44	JPM	07/13/26	245,460	$96.56	237,018,795	235,736,205	—	(1,282,590)
4.625%, 05/15/44	CITI	07/14/26	95,175	$98.37	93,620,333	92,719,344	—	(900,989)
					$501,883,434	$499,396,551	$—	$(2,486,883)
Forward foreign currency exchange contracts outstanding at January 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	BARC	BRL	100,575	$18,921,000	$19,090,026	$169,026	$—
Expiring 02/03/26	JPM	BRL	1,350,764	247,628,575	256,388,124	8,759,549	—
Expiring 03/03/26	CITI	BRL	904,834	172,665,123	170,710,733	—	(1,954,390)
Expiring 03/03/26	CITI	BRL	165,373	31,723,000	31,200,059	—	(522,941)
Expiring 03/03/26	CITI	BRL	100,773	19,005,000	19,012,441	7,441	—
Expiring 03/03/26	DB	BRL	168,724	31,620,000	31,832,405	212,405	—
Chilean Peso,
Expiring 03/18/26	BOA	CLP	15,927,701	17,478,000	18,221,913	743,913	—
Expiring 03/18/26	CITI	CLP	22,783,284	25,395,886	26,064,968	669,082	—
Expiring 03/18/26	CITI	CLP	13,475,353	15,024,114	15,416,331	392,217	—
Expiring 03/18/26	DB	CLP	21,951,686	24,762,000	25,113,587	351,587	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 03/18/26	BNP	CNH	15,399	$2,213,802	$2,218,433	$4,631	$—
Colombian Peso,
Expiring 03/18/26	CITI	COP	466,769,000	119,332,481	125,054,588	5,722,107	—
Czech Koruna,
Expiring 04/22/26	BOA	CZK	515,674	24,691,000	25,138,432	447,432	—
Euro,
Expiring 04/22/26	MSI	EUR	194,014	228,770,672	230,872,372	2,101,700	—
Hungarian Forint,
Expiring 04/22/26	MSI	HUF	11,908,130	35,698,830	36,802,178	1,103,348	—
Indian Rupee,
Expiring 03/18/26	BOA	INR	8,054,256	88,877,000	87,485,401	—	(1,391,599)
Expiring 03/18/26	BOA	INR	4,844,010	53,442,000	52,615,676	—	(826,324)
Expiring 03/18/26	CITI	INR	3,986,301	43,832,000	43,299,240	—	(532,760)
Expiring 03/18/26	JPM	INR	11,407,870	125,464,616	123,912,389	—	(1,552,227)
Expiring 03/18/26	TD	INR	11,237,603	124,055,897	122,062,950	—	(1,992,947)
Expiring 03/18/26	UAG	INR	11,407,870	125,802,210	123,912,389	—	(1,889,821)
Indonesian Rupiah,
Expiring 03/13/26	BOA	IDR	661,343,032	39,145,000	39,389,728	244,728	—
Expiring 03/13/26	CITI	IDR	1,571,960,000	93,910,030	93,626,263	—	(283,767)
Expiring 03/13/26	SCB	IDR	745,575,478	44,474,000	44,406,630	—	(67,370)
Mexican Peso,
Expiring 03/18/26	CITI	MXN	905,889	51,766,000	51,606,201	—	(159,799)
Expiring 03/18/26	DB	MXN	646,286	35,719,000	36,817,274	1,098,274	—
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	654,594	20,679,000	20,678,804	—	(196)
Expiring 03/18/26	MSI	TWD	1,020,178	32,279,000	32,227,709	—	(51,291)
Expiring 03/18/26	MSI	TWD	958,719	30,825,000	30,286,213	—	(538,787)
Expiring 03/18/26	SCB	TWD	913,881	29,269,000	28,869,751	—	(399,249)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	143,430	42,514,172	42,524,634	10,462	—
Expiring 03/18/26	CITI	PEN	52,898	15,720,000	15,683,320	—	(36,680)
Philippine Peso,
Expiring 03/18/26	BOA	PHP	1,641,422	27,586,000	27,813,078	227,078	—
Expiring 03/18/26	CITI	PHP	1,535,484	26,131,000	26,018,003	—	(112,997)
Expiring 03/18/26	SCB	PHP	1,859,375	31,428,000	31,506,176	78,176	—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	151,912	42,797,301	42,753,415	—	(43,886)
Expiring 04/22/26	TD	PLN	65,392	18,341,700	18,403,574	61,874	—
Singapore Dollar,
Expiring 03/18/26	BOA	SGD	76,637	60,079,000	60,446,787	367,787	—
Expiring 03/18/26	DB	SGD	36,471	28,497,000	28,766,190	269,190	—
Expiring 03/18/26	GSI	SGD	53,031	41,746,800	41,827,288	80,488	—
Expiring 03/18/26	HSBC	SGD	21,941	17,108,000	17,305,891	197,891	—
Expiring 03/18/26	JPM	SGD	80,135	62,922,000	63,205,898	283,898	—
Expiring 03/18/26	JPM	SGD	79,245	62,620,200	62,503,411	—	(116,789)
Expiring 03/18/26	MSI	SGD	57,945	45,325,000	45,703,296	378,296	—
Expiring 03/18/26	MSI	SGD	22,518	17,557,000	17,761,110	204,110	—
Expiring 03/18/26	SSB	SGD	80,592	62,919,000	63,565,904	646,904	—
Expiring 03/18/26	SSB	SGD	52,319	40,845,000	41,266,126	421,126	—
South African Rand,
Expiring 03/18/26	BARC	ZAR	135,827	8,230,490	8,378,135	147,645	—
Expiring 03/18/26	DB	ZAR	273,906	15,941,000	16,895,194	954,194	—
Expiring 03/18/26	JPM	ZAR	323,940	19,683,000	19,981,376	298,376	—
South Korean Won,
Expiring 03/18/26	MSI	KRW	48,426,408	33,587,000	33,434,693	—	(152,307)
Expiring 03/18/26	MSI	KRW	17,860,253	12,161,000	12,331,124	170,124	—
Expiring 03/18/26	UAG	KRW	33,178,198	22,975,000	22,906,982	—	(68,018)
Turkish Lira,
Expiring 02/12/26	BNP	TRY	1,395,881	31,708,000	31,780,924	72,924	—

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/12/26	BOA	TRY	1,373,253	$31,075,748	$31,265,727	$189,979	$—
Expiring 02/12/26	GSI	TRY	1,107,125	25,026,000	25,206,629	180,629	—
Expiring 02/12/26	UAG	TRY	1,398,369	31,740,000	31,837,567	97,567	—
Expiring 02/12/26	UAG	TRY	923,788	20,886,000	21,032,468	146,468	—
Expiring 02/23/26	BARC	TRY	4,747,230	106,664,955	107,219,546	554,591	—
Expiring 02/26/26	HSBC	TRY	4,747,230	106,783,721	106,986,385	202,664	—
Expiring 02/26/26	HSBC	TRY	2,106,014	47,513,000	47,462,368	—	(50,632)
				$3,112,581,323	$3,128,106,427	28,269,881	(12,744,777)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	CITI	BRL	904,834	$173,739,307	$171,746,294	$1,993,013	$—
Expiring 02/03/26	CITI	BRL	118,784	21,934,000	22,546,271	—	(612,271)
Expiring 02/03/26	CITI	BRL	118,576	21,757,000	22,506,804	—	(749,804)
Expiring 02/03/26	CITI	BRL	106,461	19,652,000	20,207,266	—	(555,266)
Expiring 02/03/26	DB	BRL	202,685	37,341,000	38,471,516	—	(1,130,516)
British Pound,
Expiring 04/22/26	BNY	GBP	343,703	462,418,223	470,249,221	—	(7,830,998)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	106,080,000	115,314,375	121,359,667	—	(6,045,292)
Chinese Renminbi,
Expiring 03/18/26	BNP	CNH	639,819	92,287,200	92,175,161	112,039	—
Expiring 03/18/26	HSBC	CNH	369,519	53,073,000	53,234,546	—	(161,546)
Expiring 03/18/26	HSBC	CNH	363,862	52,264,000	52,419,598	—	(155,598)
Expiring 03/18/26	JPM	CNH	426,750	61,524,800	61,479,405	45,395	—
Colombian Peso,
Expiring 03/18/26	MSI	COP	75,421,344	19,200,000	20,206,537	—	(1,006,537)
Czech Koruna,
Expiring 04/22/26	TD	CZK	3,754,030	180,742,887	183,004,035	—	(2,261,148)
Euro,
Expiring 04/22/26	DB	EUR	1,206,634	1,412,917,363	1,435,866,348	—	(22,948,985)
Expiring 04/22/26	SSB	EUR	1,407,740	1,643,536,190	1,675,177,407	—	(31,641,217)
Expiring 04/22/26	UAG	EUR	1,407,740	1,642,853,436	1,675,177,407	—	(32,323,971)
Indian Rupee,
Expiring 03/18/26	BOA	INR	5,558,523	61,484,000	60,376,722	1,107,278	—
Expiring 03/18/26	BOA	INR	5,112,783	56,315,000	55,535,090	779,910	—
Expiring 03/18/26	DB	INR	3,746,359	40,632,960	40,692,984	—	(60,024)
Expiring 03/18/26	HSBC	INR	7,445,948	82,068,000	80,877,950	1,190,050	—
Expiring 03/18/26	JPM	INR	2,642,443	28,709,725	28,702,242	7,483	—
Expiring 03/18/26	SSB	INR	3,107,179	34,331,000	33,750,203	580,797	—
Expiring 03/18/26	UAG	INR	5,304,466	57,635,314	57,617,159	18,155	—
Indonesian Rupiah,
Expiring 03/13/26	HSBC	IDR	1,676,954,790	98,566,416	99,879,775	—	(1,313,359)
Expiring 03/13/26	HSBC	IDR	471,303,911	27,800,784	28,070,959	—	(270,175)
Expiring 03/13/26	HSBC	IDR	460,928,756	27,232,800	27,453,012	—	(220,212)
Expiring 03/13/26	HSBC	IDR	373,505,717	22,134,000	22,246,078	—	(112,078)
New Taiwanese Dollar,
Expiring 03/18/26	MSI	TWD	1,714,478	54,290,000	54,160,858	129,142	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	64,583	19,096,000	19,147,691	—	(51,691)
Expiring 03/18/26	CITI	PEN	59,748	17,705,142	17,714,187	—	(9,045)
Expiring 03/18/26	CITI	PEN	42,303	12,505,000	12,542,112	—	(37,112)
Philippine Peso,
Expiring 03/18/26	CITI	PHP	2,071,140	34,890,000	35,094,435	—	(204,435)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/18/26	HSBC	PHP	1,181,095	$19,847,000	$20,013,064	$—	$(166,064)
Expiring 03/18/26	HSBC	PHP	822,124	13,891,921	13,930,478	—	(38,557)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	216,826	60,006,472	61,022,560	—	(1,016,088)
Singapore Dollar,
Expiring 03/18/26	BNP	SGD	46,715	36,429,000	36,845,879	—	(416,879)
Expiring 03/18/26	BOA	SGD	22,565	17,655,000	17,797,809	—	(142,809)
Expiring 03/18/26	CITI	SGD	21,665	16,890,000	17,088,399	—	(198,399)
Expiring 03/18/26	MSI	SGD	703,568	546,821,144	554,932,341	—	(8,111,197)
South African Rand,
Expiring 03/18/26	MSI	ZAR	629,937	38,042,000	38,856,055	—	(814,055)
South Korean Won,
Expiring 03/18/26	BOA	KRW	24,238,749	16,552,000	16,734,983	—	(182,983)
Expiring 03/18/26	CITI	KRW	197,466,000	134,838,780	136,335,015	—	(1,496,235)
Thai Baht,
Expiring 03/18/26	HSBC	THB	2,283,345	72,477,944	72,799,492	—	(321,548)
Expiring 03/18/26	HSBC	THB	723,860	23,058,000	23,078,695	—	(20,695)
Expiring 03/18/26	JPM	THB	790,279	25,161,000	25,196,337	—	(35,337)
Expiring 03/18/26	MSI	THB	610,186	19,473,000	19,454,467	18,533	—
Expiring 03/18/26	UAG	THB	1,215,278	38,832,000	38,746,486	85,514	—
				$7,765,926,183	$7,882,521,000	6,067,309	(122,662,126)
						$34,337,190	$(135,406,903)
Cross currency exchange contracts outstanding at January 31, 2026:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK	866,348	EUR	35,499	$—	$(9,626)	BOA
Credit default swap agreements outstanding at January 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Emirate of Abu Dhabi (D01)	06/20/26	1.000%(Q)	800	$(3,739)	$71	$(3,810)	BOA
Federation of Malaysia (D01)	06/20/26	1.000%(Q)	1,600	(7,247)	142	(7,389)	BOA
Federative Republic of Brazil (D01)	06/20/26	1.000%(Q)	4,800	(15,763)	427	(16,190)	BOA
Kingdom of Saudi Arabia (D01)	06/20/26	1.000%(Q)	800	(3,156)	71	(3,227)	BOA
People’s Republic of China (D01)	06/20/26	1.000%(Q)	4,800	(18,786)	427	(19,213)	BOA
Republic of Argentina (D01)	06/20/26	1.000%(Q)	800	1,057	71	986	BOA
Republic of Chile (D01)	06/20/26	1.000%(Q)	800	(3,691)	71	(3,762)	BOA
Republic of Colombia (D01)	06/20/26	1.000%(Q)	2,000	(4,628)	178	(4,806)	BOA
Republic of Indonesia (D01)	06/20/26	1.000%(Q)	3,600	(14,418)	320	(14,738)	BOA
Republic of Panama (D01)	06/20/26	1.000%(Q)	800	(2,524)	71	(2,595)	BOA
Republic of Peru (D01)	06/20/26	1.000%(Q)	800	(3,467)	71	(3,538)	BOA
Republic of Philippines (D01)	06/20/26	1.000%(Q)	800	(3,434)	71	(3,505)	BOA
Republic of South Africa (D01)	06/20/26	1.000%(Q)	4,000	(17,192)	356	(17,548)	BOA
Republic of Turkey (D01)	06/20/26	1.000%(Q)	4,800	(16,702)	427	(17,129)	BOA
State of Qatar (D01)	06/20/26	1.000%(Q)	800	(3,732)	71	(3,803)	BOA
United Mexican States (D01)	06/20/26	1.000%(Q)	4,800	(20,091)	427	(20,518)	BOA
Emirate of Abu Dhabi (D02)	06/20/26	1.000%(Q)	100	(468)	11	(479)	BOA

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federation of Malaysia (D02)	06/20/26	1.000%(Q)	200	$(906)	$23	$(929)	BOA
Federative Republic of Brazil (D02)	06/20/26	1.000%(Q)	600	(1,971)	68	(2,039)	BOA
Kingdom of Saudi Arabia (D02)	06/20/26	1.000%(Q)	100	(395)	11	(406)	BOA
People’s Republic of China (D02)	06/20/26	1.000%(Q)	600	(2,349)	68	(2,417)	BOA
Republic of Argentina (D02)	06/20/26	1.000%(Q)	100	132	11	121	BOA
Republic of Chile (D02)	06/20/26	1.000%(Q)	100	(462)	11	(473)	BOA
Republic of Colombia (D02)	06/20/26	1.000%(Q)	250	(579)	28	(607)	BOA
Republic of Indonesia (D02)	06/20/26	1.000%(Q)	450	(1,802)	51	(1,853)	BOA
Republic of Panama (D02)	06/20/26	1.000%(Q)	100	(316)	11	(327)	BOA
Republic of Peru (D02)	06/20/26	1.000%(Q)	100	(434)	11	(445)	BOA
Republic of Philippines (D02)	06/20/26	1.000%(Q)	100	(430)	11	(441)	BOA
Republic of South Africa (D02)	06/20/26	1.000%(Q)	500	(2,149)	57	(2,206)	BOA
Republic of Turkey (D02)	06/20/26	1.000%(Q)	600	(2,088)	68	(2,156)	BOA
State of Qatar (D02)	06/20/26	1.000%(Q)	100	(467)	11	(478)	BOA
United Mexican States (D02)	06/20/26	1.000%(Q)	600	(2,512)	68	(2,580)	BOA
Arab Republic of Egypt (D13)	12/20/30	1.000%(Q)	8,000	677,965	207	677,758	DB
Dominican Republic (D13)	12/20/30	1.000%(Q)	8,000	120,154	207	119,947	DB
Emirate of Abu Dhabi (D13)	12/20/30	1.000%(Q)	8,000	(256,699)	207	(256,906)	DB
Federal Republic of Nigeria (D13)	12/20/30	1.000%(Q)	8,000	687,760	207	687,553	DB
Federation of Malaysia (D13)	12/20/30	1.000%(Q)	8,000	(226,672)	207	(226,879)	DB
Federative Republic of Brazil (D13)	12/20/30	1.000%(Q)	36,000	419,750	932	418,818	DB
Kingdom of Bahrain (D13)	12/20/30	1.000%(Q)	8,000	338,101	207	337,894	DB
Kingdom of Morocco (D13)	12/20/30	1.000%(Q)	8,000	(91,747)	207	(91,954)	DB
Kingdom of Saudi Arabia (D13)	12/20/30	1.000%(Q)	36,000	(471,955)	932	(472,887)	DB
People’s Republic of China (D13)	12/20/30	1.000%(Q)	36,000	(950,241)	932	(951,173)	DB
Republic of Argentina (D13)	12/20/30	1.000%(Q)	8,000	1,382,833	207	1,382,626	DB
Republic of Chile (D13)	12/20/30	1.000%(Q)	16,000	(451,158)	414	(451,572)	DB
Republic of Colombia (D13)	12/20/30	1.000%(Q)	24,000	1,054,562	621	1,053,941	DB
Republic of Indonesia (D13)	12/20/30	1.000%(Q)	28,000	(324,124)	725	(324,849)	DB
Republic of Ivory Coast (D13)	12/20/30	1.000%(Q)	8,000	507,124	207	506,917	DB
Republic of Panama (D13)	12/20/30	1.000%(Q)	12,000	123,163	311	122,852	DB
Republic of Peru (D13)	12/20/30	1.000%(Q)	12,000	(226,073)	311	(226,384)	DB
Republic of Philippines (D13)	12/20/30	1.000%(Q)	12,000	(231,727)	311	(232,038)	DB
Republic of South Africa (D13)	12/20/30	1.000%(Q)	36,000	552,168	932	551,236	DB
Republic of Turkey (D13)	12/20/30	1.000%(Q)	36,000	1,782,009	932	1,781,077	DB
Sultanate of Oman (D13)	12/20/30	1.000%(Q)	8,000	(84,252)	207	(84,459)	DB
United Mexican States (D13)	12/20/30	1.000%(Q)	36,000	(223,860)	932	(224,792)	DB
Arab Republic of Egypt (D14)	12/20/30	1.000%(Q)	4,000	338,983	311	338,672	DB
Dominican Republic (D14)	12/20/30	1.000%(Q)	4,000	60,077	311	59,766	DB
Emirate of Abu Dhabi (D14)	12/20/30	1.000%(Q)	4,000	(128,349)	311	(128,660)	DB
Federal Republic of Nigeria (D14)	12/20/30	1.000%(Q)	4,000	343,880	311	343,569	DB
Federation of Malaysia (D14)	12/20/30	1.000%(Q)	4,000	(113,336)	311	(113,647)	DB
Federative Republic of Brazil (D14)	12/20/30	1.000%(Q)	18,000	209,875	1,399	208,476	DB
Kingdom of Bahrain (D14)	12/20/30	1.000%(Q)	4,000	169,051	311	168,740	DB
Kingdom of Morocco (D14)	12/20/30	1.000%(Q)	4,000	(45,873)	311	(46,184)	DB
Kingdom of Saudi Arabia (D14)	12/20/30	1.000%(Q)	18,000	(235,978)	1,399	(237,377)	DB
People’s Republic of China (D14)	12/20/30	1.000%(Q)	18,000	(475,120)	1,399	(476,519)	DB
Republic of Argentina (D14)	12/20/30	1.000%(Q)	4,000	691,417	311	691,106	DB
Republic of Chile (D14)	12/20/30	1.000%(Q)	8,000	(225,579)	622	(226,201)	DB
Republic of Colombia (D14)	12/20/30	1.000%(Q)	12,000	527,281	933	526,348	DB
Republic of Indonesia (D14)	12/20/30	1.000%(Q)	14,000	(162,062)	1,088	(163,150)	DB
Republic of Ivory Coast (D14)	12/20/30	1.000%(Q)	4,000	253,562	311	253,251	DB
Republic of Panama (D14)	12/20/30	1.000%(Q)	6,000	61,581	466	61,115	DB
Republic of Peru (D14)	12/20/30	1.000%(Q)	6,000	(113,037)	466	(113,503)	DB
Republic of Philippines (D14)	12/20/30	1.000%(Q)	6,000	(115,864)	466	(116,330)	DB
Republic of South Africa (D14)	12/20/30	1.000%(Q)	18,000	276,084	1,399	274,685	DB
Republic of Turkey (D14)	12/20/30	1.000%(Q)	18,000	891,004	1,399	889,605	DB
Sultanate of Oman (D14)	12/20/30	1.000%(Q)	4,000	(42,126)	311	(42,437)	DB
United Mexican States (D14)	12/20/30	1.000%(Q)	18,000	(111,930)	1,399	(113,329)	DB

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Arab Republic of Egypt (D15)	12/20/30	1.000%(Q)	2,000	$169,491	$363	$169,128	DB
Dominican Republic (D15)	12/20/30	1.000%(Q)	2,000	30,038	363	29,675	DB
Emirate of Abu Dhabi (D15)	12/20/30	1.000%(Q)	2,000	(64,175)	363	(64,538)	DB
Federal Republic of Nigeria (D15)	12/20/30	1.000%(Q)	2,000	171,940	363	171,577	DB
Federation of Malaysia (D15)	12/20/30	1.000%(Q)	2,000	(56,668)	363	(57,031)	DB
Federative Republic of Brazil (D15)	12/20/30	1.000%(Q)	9,000	104,937	1,635	103,302	DB
Kingdom of Bahrain (D15)	12/20/30	1.000%(Q)	2,000	84,525	363	84,162	DB
Kingdom of Morocco (D15)	12/20/30	1.000%(Q)	2,000	(22,937)	363	(23,300)	DB
Kingdom of Saudi Arabia (D15)	12/20/30	1.000%(Q)	9,000	(117,989)	1,635	(119,624)	DB
People’s Republic of China (D15)	12/20/30	1.000%(Q)	9,000	(237,561)	1,635	(239,196)	DB
Republic of Argentina (D15)	12/20/30	1.000%(Q)	2,000	345,708	363	345,345	DB
Republic of Chile (D15)	12/20/30	1.000%(Q)	4,000	(112,789)	727	(113,516)	DB
Republic of Colombia (D15)	12/20/30	1.000%(Q)	6,000	263,640	1,090	262,550	DB
Republic of Indonesia (D15)	12/20/30	1.000%(Q)	7,000	(81,031)	1,272	(82,303)	DB
Republic of Ivory Coast (D15)	12/20/30	1.000%(Q)	2,000	126,781	363	126,418	DB
Republic of Panama (D15)	12/20/30	1.000%(Q)	3,000	30,791	545	30,246	DB
Republic of Peru (D15)	12/20/30	1.000%(Q)	3,000	(56,518)	545	(57,063)	DB
Republic of Philippines (D15)	12/20/30	1.000%(Q)	3,000	(57,932)	545	(58,477)	DB
Republic of South Africa (D15)	12/20/30	1.000%(Q)	9,000	138,042	1,635	136,407	DB
Republic of Turkey (D15)	12/20/30	1.000%(Q)	9,000	445,502	1,635	443,867	DB
Sultanate of Oman (D15)	12/20/30	1.000%(Q)	2,000	(21,063)	363	(21,426)	DB
United Mexican States (D15)	12/20/30	1.000%(Q)	9,000	(55,966)	1,635	(57,601)	DB
Arab Republic of Egypt (D16)	12/20/30	1.000%(Q)	2,000	169,492	416	169,076	BOA
Dominican Republic (D16)	12/20/30	1.000%(Q)	2,000	30,039	416	29,623	BOA
Emirate of Abu Dhabi (D16)	12/20/30	1.000%(Q)	2,000	(64,174)	416	(64,590)	BOA
Federal Republic of Nigeria (D16)	12/20/30	1.000%(Q)	2,000	171,941	416	171,525	BOA
Federation of Malaysia (D16)	12/20/30	1.000%(Q)	2,000	(56,667)	416	(57,083)	BOA
Federative Republic of Brazil (D16)	12/20/30	1.000%(Q)	9,000	104,937	1,870	103,067	BOA
Kingdom of Bahrain (D16)	12/20/30	1.000%(Q)	2,000	84,526	416	84,110	BOA
Kingdom of Morocco (D16)	12/20/30	1.000%(Q)	2,000	(22,936)	416	(23,352)	BOA
Kingdom of Saudi Arabia (D16)	12/20/30	1.000%(Q)	9,000	(117,989)	1,870	(119,859)	BOA
People’s Republic of China (D16)	12/20/30	1.000%(Q)	9,000	(237,560)	1,870	(239,430)	BOA
Republic of Argentina (D16)	12/20/30	1.000%(Q)	2,000	345,709	416	345,293	BOA
Republic of Chile (D16)	12/20/30	1.000%(Q)	4,000	(112,790)	831	(113,621)	BOA
Republic of Colombia (D16)	12/20/30	1.000%(Q)	6,000	263,641	1,247	262,394	BOA
Republic of Indonesia (D16)	12/20/30	1.000%(Q)	7,000	(81,031)	1,454	(82,485)	BOA
Republic of Ivory Coast (D16)	12/20/30	1.000%(Q)	2,000	126,781	416	126,365	BOA
Republic of Panama (D16)	12/20/30	1.000%(Q)	3,000	30,790	623	30,167	BOA
Republic of Peru (D16)	12/20/30	1.000%(Q)	3,000	(56,519)	623	(57,142)	BOA
Republic of Philippines (D16)	12/20/30	1.000%(Q)	3,000	(57,932)	623	(58,555)	BOA
Republic of South Africa (D16)	12/20/30	1.000%(Q)	9,000	138,042	1,870	136,172	BOA
Republic of Turkey (D16)	12/20/30	1.000%(Q)	9,000	445,502	1,870	443,632	BOA
Sultanate of Oman (D16)	12/20/30	1.000%(Q)	2,000	(21,062)	416	(21,478)	BOA
United Mexican States (D16)	12/20/30	1.000%(Q)	9,000	(55,965)	1,870	(57,835)	BOA
Arab Republic of Egypt (D17)	12/20/30	1.000%(Q)	2,000	169,492	416	169,076	BOA
Dominican Republic (D17)	12/20/30	1.000%(Q)	2,000	30,039	416	29,623	BOA
Emirate of Abu Dhabi (D17)	12/20/30	1.000%(Q)	2,000	(64,174)	416	(64,590)	BOA
Federal Republic of Nigeria (D17)	12/20/30	1.000%(Q)	2,000	171,941	416	171,525	BOA
Federation of Malaysia (D17)	12/20/30	1.000%(Q)	2,000	(56,667)	416	(57,083)	BOA
Federative Republic of Brazil (D17)	12/20/30	1.000%(Q)	9,000	104,937	1,870	103,067	BOA
Kingdom of Bahrain (D17)	12/20/30	1.000%(Q)	2,000	84,526	416	84,110	BOA
Kingdom of Morocco (D17)	12/20/30	1.000%(Q)	2,000	(22,936)	416	(23,352)	BOA
Kingdom of Saudi Arabia (D17)	12/20/30	1.000%(Q)	9,000	(117,989)	1,870	(119,859)	BOA
People’s Republic of China (D17)	12/20/30	1.000%(Q)	9,000	(237,560)	1,870	(239,430)	BOA
Republic of Argentina (D17)	12/20/30	1.000%(Q)	2,000	345,709	416	345,293	BOA
Republic of Chile (D17)	12/20/30	1.000%(Q)	4,000	(112,790)	831	(113,621)	BOA
Republic of Colombia (D17)	12/20/30	1.000%(Q)	6,000	263,641	1,247	262,394	BOA
Republic of Indonesia (D17)	12/20/30	1.000%(Q)	7,000	(81,031)	1,454	(82,485)	BOA
Republic of Ivory Coast (D17)	12/20/30	1.000%(Q)	2,000	126,781	416	126,365	BOA

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Panama (D17)	12/20/30	1.000%(Q)	3,000	$30,790	$623	$30,167	BOA
Republic of Peru (D17)	12/20/30	1.000%(Q)	3,000	(56,519)	623	(57,142)	BOA
Republic of Philippines (D17)	12/20/30	1.000%(Q)	3,000	(57,932)	623	(58,555)	BOA
Republic of South Africa (D17)	12/20/30	1.000%(Q)	9,000	138,042	1,870	136,172	BOA
Republic of Turkey (D17)	12/20/30	1.000%(Q)	9,000	445,502	1,870	443,632	BOA
Sultanate of Oman (D17)	12/20/30	1.000%(Q)	2,000	(21,062)	416	(21,478)	BOA
United Mexican States (D17)	12/20/30	1.000%(Q)	9,000	(55,965)	1,870	(57,835)	BOA
Arab Republic of Egypt (D18)	12/20/30	1.000%(Q)	2,000	169,491	572	168,919	BOA
Dominican Republic (D18)	12/20/30	1.000%(Q)	2,000	30,038	572	29,466	BOA
Emirate of Abu Dhabi (D18)	12/20/30	1.000%(Q)	2,000	(64,175)	572	(64,747)	BOA
Federal Republic of Nigeria (D18)	12/20/30	1.000%(Q)	2,000	171,940	572	171,368	BOA
Federation of Malaysia (D18)	12/20/30	1.000%(Q)	2,000	(56,668)	572	(57,240)	BOA
Federative Republic of Brazil (D18)	12/20/30	1.000%(Q)	9,000	104,937	2,575	102,362	BOA
Kingdom of Bahrain (D18)	12/20/30	1.000%(Q)	2,000	84,525	572	83,953	BOA
Kingdom of Morocco (D18)	12/20/30	1.000%(Q)	2,000	(22,937)	572	(23,509)	BOA
Kingdom of Saudi Arabia (D18)	12/20/30	1.000%(Q)	9,000	(117,989)	2,575	(120,564)	BOA
People’s Republic of China (D18)	12/20/30	1.000%(Q)	9,000	(237,561)	2,575	(240,136)	BOA
Republic of Argentina (D18)	12/20/30	1.000%(Q)	2,000	345,708	572	345,136	BOA
Republic of Chile (D18)	12/20/30	1.000%(Q)	4,000	(112,789)	1,145	(113,934)	BOA
Republic of Colombia (D18)	12/20/30	1.000%(Q)	6,000	263,641	1,717	261,924	BOA
Republic of Indonesia (D18)	12/20/30	1.000%(Q)	7,000	(81,031)	2,003	(83,034)	BOA
Republic of Ivory Coast (D18)	12/20/30	1.000%(Q)	2,000	126,781	572	126,209	BOA
Republic of Panama (D18)	12/20/30	1.000%(Q)	3,000	30,790	858	29,932	BOA
Republic of Peru (D18)	12/20/30	1.000%(Q)	3,000	(56,519)	858	(57,377)	BOA
Republic of Philippines (D18)	12/20/30	1.000%(Q)	3,000	(57,932)	858	(58,790)	BOA
Republic of South Africa (D18)	12/20/30	1.000%(Q)	9,000	138,042	2,575	135,467	BOA
Republic of Turkey (D18)	12/20/30	1.000%(Q)	9,000	445,502	2,575	442,927	BOA
Sultanate of Oman (D18)	12/20/30	1.000%(Q)	2,000	(21,063)	572	(21,635)	BOA
United Mexican States (D18)	12/20/30	1.000%(Q)	9,000	(55,965)	2,575	(58,540)	BOA
Arab Republic of Egypt (D19)	12/20/30	1.000%(Q)	4,500	381,355	2,709	378,646	DB
Dominican Republic (D19)	12/20/30	1.000%(Q)	4,500	67,586	2,709	64,877	DB
Federal Republic of Nigeria (D19)	12/20/30	1.000%(Q)	4,500	386,865	2,709	384,156	DB
Federative Republic of Brazil (D19)	12/20/30	1.000%(Q)	18,500	215,705	11,139	204,566	DB
Kingdom of Bahrain (D19)	12/20/30	1.000%(Q)	4,500	190,182	2,709	187,473	DB
Kingdom of Morocco (D19)	12/20/30	1.000%(Q)	4,500	(51,608)	2,709	(54,317)	DB
Republic of Argentina (D19)	12/20/30	1.000%(Q)	4,500	777,843	2,709	775,134	DB
Republic of Colombia (D19)	12/20/30	1.000%(Q)	13,000	571,221	7,827	563,394	DB
Republic of Ivory Coast (D19)	12/20/30	1.000%(Q)	4,500	285,257	2,709	282,548	DB
Republic of South Africa (D19)	12/20/30	1.000%(Q)	18,500	283,753	11,139	272,614	DB
Republic of Turkey (D19)	12/20/30	1.000%(Q)	18,500	915,755	11,139	904,616	DB
Arab Republic of Egypt (D20)	12/20/30	1.000%(Q)	4,000	338,983	2,940	336,043	BOA
Dominican Republic (D20)	12/20/30	1.000%(Q)	4,000	60,077	2,940	57,137	BOA
Emirate of Abu Dhabi (D20)	12/20/30	1.000%(Q)	4,000	(128,349)	2,940	(131,289)	BOA
Federal Republic of Nigeria (D20)	12/20/30	1.000%(Q)	4,000	343,880	2,940	340,940	BOA
Federation of Malaysia (D20)	12/20/30	1.000%(Q)	4,000	(113,336)	2,940	(116,276)	BOA
Federative Republic of Brazil (D20)	12/20/30	1.000%(Q)	18,000	209,874	13,228	196,646	BOA
Kingdom of Bahrain (D20)	12/20/30	1.000%(Q)	4,000	169,051	2,940	166,111	BOA
Kingdom of Morocco (D20)	12/20/30	1.000%(Q)	4,000	(45,873)	2,940	(48,813)	BOA
Kingdom of Saudi Arabia (D20)	12/20/30	1.000%(Q)	18,000	(235,978)	13,228	(249,206)	BOA
People’s Republic of China (D20)	12/20/30	1.000%(Q)	18,000	(475,121)	13,228	(488,349)	BOA
Republic of Argentina (D20)	12/20/30	1.000%(Q)	4,000	691,417	2,940	688,477	BOA
Republic of Chile (D20)	12/20/30	1.000%(Q)	8,000	(225,579)	5,879	(231,458)	BOA
Republic of Colombia (D20)	12/20/30	1.000%(Q)	12,000	527,281	8,819	518,462	BOA
Republic of Indonesia (D20)	12/20/30	1.000%(Q)	14,000	(162,062)	10,289	(172,351)	BOA
Republic of Ivory Coast (D20)	12/20/30	1.000%(Q)	4,000	253,562	2,940	250,622	BOA
Republic of Panama (D20)	12/20/30	1.000%(Q)	6,000	61,581	4,409	57,172	BOA
Republic of Peru (D20)	12/20/30	1.000%(Q)	6,000	(113,037)	4,409	(117,446)	BOA
Republic of Philippines (D20)	12/20/30	1.000%(Q)	6,000	(115,864)	4,409	(120,273)	BOA
Republic of South Africa (D20)	12/20/30	1.000%(Q)	18,000	276,083	13,228	262,855	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Turkey (D20)	12/20/30	1.000%(Q)	18,000	$891,004	$13,228	$877,776	BOA
Sultanate of Oman (D20)	12/20/30	1.000%(Q)	4,000	(42,126)	2,940	(45,066)	BOA
United Mexican States (D20)	12/20/30	1.000%(Q)	18,000	(111,931)	13,228	(125,159)	BOA
Arab Republic of Egypt (D21)	12/20/30	1.000%(Q)	4,000	338,982	3,046	335,936	BOA
Dominican Republic (D21)	12/20/30	1.000%(Q)	4,000	60,077	3,046	57,031	BOA
Emirate of Abu Dhabi (D21)	12/20/30	1.000%(Q)	4,000	(128,350)	3,046	(131,396)	BOA
Federal Republic of Nigeria (D21)	12/20/30	1.000%(Q)	4,000	343,880	3,046	340,834	BOA
Federation of Malaysia (D21)	12/20/30	1.000%(Q)	4,000	(113,336)	3,046	(116,382)	BOA
Federative Republic of Brazil (D21)	12/20/30	1.000%(Q)	18,000	209,875	13,708	196,167	BOA
Kingdom of Bahrain (D21)	12/20/30	1.000%(Q)	4,000	169,050	3,046	166,004	BOA
Kingdom of Morocco (D21)	12/20/30	1.000%(Q)	4,000	(45,874)	3,046	(48,920)	BOA
Kingdom of Saudi Arabia (D21)	12/20/30	1.000%(Q)	18,000	(235,978)	13,708	(249,686)	BOA
People’s Republic of China (D21)	12/20/30	1.000%(Q)	18,000	(475,121)	13,708	(488,829)	BOA
Republic of Argentina (D21)	12/20/30	1.000%(Q)	4,000	691,416	3,046	688,370	BOA
Republic of Chile (D21)	12/20/30	1.000%(Q)	8,000	(225,579)	6,092	(231,671)	BOA
Republic of Colombia (D21)	12/20/30	1.000%(Q)	12,000	527,281	9,139	518,142	BOA
Republic of Indonesia (D21)	12/20/30	1.000%(Q)	14,000	(162,062)	10,662	(172,724)	BOA
Republic of Ivory Coast (D21)	12/20/30	1.000%(Q)	4,000	253,562	3,046	250,516	BOA
Republic of Panama (D21)	12/20/30	1.000%(Q)	6,000	61,581	4,569	57,012	BOA
Republic of Peru (D21)	12/20/30	1.000%(Q)	6,000	(113,037)	4,569	(117,606)	BOA
Republic of Philippines (D21)	12/20/30	1.000%(Q)	6,000	(115,864)	4,569	(120,433)	BOA
Republic of South Africa (D21)	12/20/30	1.000%(Q)	18,000	276,084	13,708	262,376	BOA
Republic of Turkey (D21)	12/20/30	1.000%(Q)	18,000	891,004	13,708	877,296	BOA
Sultanate of Oman (D21)	12/20/30	1.000%(Q)	4,000	(42,126)	3,046	(45,172)	BOA
United Mexican States (D21)	12/20/30	1.000%(Q)	18,000	(111,931)	13,708	(125,639)	BOA
Arab Republic of Egypt (D22)	12/20/30	1.000%(Q)	5,000	423,728	3,941	419,787	DB
Dominican Republic (D22)	12/20/30	1.000%(Q)	5,000	75,096	3,941	71,155	DB
Emirate of Abu Dhabi (D22)	12/20/30	1.000%(Q)	5,000	(160,437)	3,941	(164,378)	DB
Federal Republic of Nigeria (D22)	12/20/30	1.000%(Q)	5,000	429,850	3,941	425,909	DB
Federation of Malaysia (D22)	12/20/30	1.000%(Q)	5,000	(141,670)	3,941	(145,611)	DB
Federative Republic of Brazil (D22)	12/20/30	1.000%(Q)	22,500	262,343	17,735	244,608	DB
Kingdom of Bahrain (D22)	12/20/30	1.000%(Q)	5,000	211,313	3,941	207,372	DB
Kingdom of Morocco (D22)	12/20/30	1.000%(Q)	5,000	(57,342)	3,941	(61,283)	DB
Kingdom of Saudi Arabia (D22)	12/20/30	1.000%(Q)	22,500	(294,973)	17,735	(312,708)	DB
People’s Republic of China (D22)	12/20/30	1.000%(Q)	22,500	(593,901)	17,735	(611,636)	DB
Republic of Argentina (D22)	12/20/30	1.000%(Q)	5,000	864,271	3,941	860,330	DB
Republic of Chile (D22)	12/20/30	1.000%(Q)	10,000	(281,974)	7,882	(289,856)	DB
Republic of Colombia (D22)	12/20/30	1.000%(Q)	15,000	659,102	11,824	647,278	DB
Republic of Indonesia (D22)	12/20/30	1.000%(Q)	17,500	(202,578)	13,794	(216,372)	DB
Republic of Ivory Coast (D22)	12/20/30	1.000%(Q)	5,000	316,952	3,941	313,011	DB
Republic of Panama (D22)	12/20/30	1.000%(Q)	7,500	76,977	5,912	71,065	DB
Republic of Peru (D22)	12/20/30	1.000%(Q)	7,500	(141,296)	5,912	(147,208)	DB
Republic of Philippines (D22)	12/20/30	1.000%(Q)	7,500	(144,829)	5,912	(150,741)	DB
Republic of South Africa (D22)	12/20/30	1.000%(Q)	22,500	345,104	17,735	327,369	DB
Republic of Turkey (D22)	12/20/30	1.000%(Q)	22,500	1,113,755	17,735	1,096,020	DB
Sultanate of Oman (D22)	12/20/30	1.000%(Q)	5,000	(52,658)	3,941	(56,599)	DB
United Mexican States (D22)	12/20/30	1.000%(Q)	22,500	(139,913)	17,735	(157,648)	DB
				$20,810,900	$674,579	$20,136,321

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi (D03)	12/20/26	1.000%(Q)	500	0.099%	$4,537	$(181)	$4,718	BOA

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D03)	12/20/26	1.000%(Q)	1,000	0.135%	$8,760	$(362)	$9,122	BOA
Federative Republic of Brazil (D03)	12/20/26	1.000%(Q)	3,000	0.493%	16,789	(1,086)	17,875	BOA
Kingdom of Saudi Arabia (D03)	12/20/26	1.000%(Q)	500	0.330%	3,519	(181)	3,700	BOA
People’s Republic of China (D03)	12/20/26	1.000%(Q)	3,000	0.323%	21,280	(1,086)	22,366	BOA
Republic of Argentina (D03)	12/20/26	1.000%(Q)	500	2.178%	(4,566)	(181)	(4,385)	BOA
Republic of Chile (D03)	12/20/26	1.000%(Q)	500	0.124%	4,430	(181)	4,611	BOA
Republic of Colombia (D03)	12/20/26	1.000%(Q)	1,250	0.835%	3,230	(452)	3,682	BOA
Republic of Indonesia (D03)	12/20/26	1.000%(Q)	2,250	0.279%	16,829	(814)	17,643	BOA
Republic of Panama (D03)	12/20/26	1.000%(Q)	500	0.535%	2,612	(181)	2,793	BOA
Republic of Peru (D03)	12/20/26	1.000%(Q)	500	0.211%	4,042	(181)	4,223	BOA
Republic of Philippines (D03)	12/20/26	1.000%(Q)	500	0.192%	4,126	(181)	4,307	BOA
Republic of South Africa (D03)	12/20/26	1.000%(Q)	2,750	0.295%	20,201	(995)	21,196	BOA
Republic of Turkey (D03)	12/20/26	1.000%(Q)	3,000	0.673%	12,043	(1,086)	13,129	BOA
State of Qatar (D03)	12/20/26	1.000%(Q)	500	0.095%	4,556	(181)	4,737	BOA
United Mexican States (D03)	12/20/26	1.000%(Q)	2,750	0.281%	20,547	(995)	21,542	BOA
Emirate of Abu Dhabi (D04)	12/20/26	1.000%(Q)	4,000	0.099%	36,293	(1,639)	37,932	CITI
Federation of Malaysia (D04)	12/20/26	1.000%(Q)	8,000	0.135%	70,078	(3,279)	73,357	CITI
Federative Republic of Brazil (D04)	12/20/26	1.000%(Q)	24,000	0.493%	134,318	(9,836)	144,154	CITI
Kingdom of Saudi Arabia (D04)	12/20/26	1.000%(Q)	4,000	0.330%	28,157	(1,639)	29,796	CITI
People’s Republic of China (D04)	12/20/26	1.000%(Q)	24,000	0.323%	170,243	(9,836)	180,079	CITI
Republic of Argentina (D04)	12/20/26	1.000%(Q)	4,000	2.178%	(36,524)	(1,639)	(34,885)	CITI
Republic of Chile (D04)	12/20/26	1.000%(Q)	4,000	0.124%	35,440	(1,639)	37,079	CITI
Republic of Colombia (D04)	12/20/26	1.000%(Q)	10,000	0.835%	25,834	(4,098)	29,932	CITI
Republic of Indonesia (D04)	12/20/26	1.000%(Q)	18,000	0.279%	134,632	(7,377)	142,009	CITI
Republic of Panama (D04)	12/20/26	1.000%(Q)	4,000	0.535%	20,900	(1,639)	22,539	CITI
Republic of Peru (D04)	12/20/26	1.000%(Q)	4,000	0.211%	32,337	(1,639)	33,976	CITI
Republic of Philippines (D04)	12/20/26	1.000%(Q)	4,000	0.192%	33,009	(1,639)	34,648	CITI
Republic of South Africa (D04)	12/20/26	1.000%(Q)	22,000	0.295%	161,611	(9,016)	170,627	CITI
Republic of Turkey (D04)	12/20/26	1.000%(Q)	24,000	0.673%	96,343	(9,836)	106,179	CITI
State of Qatar (D04)	12/20/26	1.000%(Q)	4,000	0.095%	36,445	(1,639)	38,084	CITI
United Mexican States (D04)	12/20/26	1.000%(Q)	22,000	0.281%	164,374	(9,016)	173,390	CITI
Emirate of Abu Dhabi (D05)	12/20/26	1.000%(Q)	2,000	0.099%	18,146	(820)	18,966	MSI
Federation of Malaysia (D05)	12/20/26	1.000%(Q)	4,000	0.135%	35,040	(1,639)	36,679	MSI
Federative Republic of Brazil (D05)	12/20/26	1.000%(Q)	12,000	0.493%	67,159	(4,918)	72,077	MSI
Kingdom of Saudi Arabia (D05)	12/20/26	1.000%(Q)	2,000	0.330%	14,078	(820)	14,898	MSI
People’s Republic of China (D05)	12/20/26	1.000%(Q)	12,000	0.323%	85,122	(4,918)	90,040	MSI
Republic of Argentina (D05)	12/20/26	1.000%(Q)	2,000	2.178%	(18,262)	(820)	(17,442)	MSI
Republic of Chile (D05)	12/20/26	1.000%(Q)	2,000	0.124%	17,720	(820)	18,540	MSI
Republic of Colombia (D05)	12/20/26	1.000%(Q)	5,000	0.835%	12,917	(2,049)	14,966	MSI
Republic of Indonesia (D05)	12/20/26	1.000%(Q)	9,000	0.279%	67,317	(3,688)	71,005	MSI
Republic of Panama (D05)	12/20/26	1.000%(Q)	2,000	0.535%	10,450	(820)	11,270	MSI
Republic of Peru (D05)	12/20/26	1.000%(Q)	2,000	0.211%	16,168	(820)	16,988	MSI
Republic of Philippines (D05)	12/20/26	1.000%(Q)	2,000	0.192%	16,504	(820)	17,324	MSI
Republic of South Africa (D05)	12/20/26	1.000%(Q)	11,000	0.295%	80,806	(4,508)	85,314	MSI
Republic of Turkey (D05)	12/20/26	1.000%(Q)	12,000	0.673%	48,172	(4,918)	53,090	MSI
State of Qatar (D05)	12/20/26	1.000%(Q)	2,000	0.095%	18,222	(820)	19,042	MSI
United Mexican States (D05)	12/20/26	1.000%(Q)	11,000	0.281%	82,187	(4,508)	86,695	MSI
Emirate of Abu Dhabi (D06)	12/20/26	1.000%(Q)	10,000	0.099%	90,733	(4,098)	94,831	BARC
Federation of Malaysia (D06)	12/20/26	1.000%(Q)	20,000	0.135%	175,196	(8,197)	183,393	BARC
Federative Republic of Brazil (D06)	12/20/26	1.000%(Q)	60,000	0.493%	335,795	(24,590)	360,385	BARC
Kingdom of Saudi Arabia (D06)	12/20/26	1.000%(Q)	10,000	0.330%	70,391	(4,098)	74,489	BARC
People’s Republic of China (D06)	12/20/26	1.000%(Q)	60,000	0.323%	425,607	(24,590)	450,197	BARC
Republic of Argentina (D06)	12/20/26	1.000%(Q)	10,000	2.178%	(91,310)	(4,098)	(87,212)	BARC
Republic of Chile (D06)	12/20/26	1.000%(Q)	10,000	0.124%	88,601	(4,098)	92,699	BARC
Republic of Colombia (D06)	12/20/26	1.000%(Q)	25,000	0.835%	64,585	(10,246)	74,831	BARC
Republic of Indonesia (D06)	12/20/26	1.000%(Q)	45,000	0.279%	336,581	(18,442)	355,023	BARC
Republic of Panama (D06)	12/20/26	1.000%(Q)	10,000	0.535%	52,250	(4,098)	56,348	BARC
Republic of Peru (D06)	12/20/26	1.000%(Q)	10,000	0.211%	80,842	(4,098)	84,940	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D06)	12/20/26	1.000%(Q)	10,000	0.192%	$82,522	$(4,098)	$86,620	BARC
Republic of South Africa (D06)	12/20/26	1.000%(Q)	55,000	0.295%	404,028	(22,540)	426,568	BARC
Republic of Turkey (D06)	12/20/26	1.000%(Q)	60,000	0.673%	240,858	(24,590)	265,448	BARC
State of Qatar (D06)	12/20/26	1.000%(Q)	10,000	0.095%	91,113	(4,098)	95,211	BARC
United Mexican States (D06)	12/20/26	1.000%(Q)	55,000	0.281%	410,935	(22,540)	433,475	BARC
Emirate of Abu Dhabi (D07)	12/20/26	1.000%(Q)	2,000	0.099%	18,146	(917)	19,063	MSI
Federation of Malaysia (D07)	12/20/26	1.000%(Q)	4,000	0.135%	35,039	(1,833)	36,872	MSI
Federative Republic of Brazil (D07)	12/20/26	1.000%(Q)	12,000	0.493%	67,159	(5,500)	72,659	MSI
Kingdom of Saudi Arabia (D07)	12/20/26	1.000%(Q)	2,000	0.330%	14,078	(917)	14,995	MSI
People’s Republic of China (D07)	12/20/26	1.000%(Q)	12,000	0.323%	85,121	(5,500)	90,621	MSI
Republic of Argentina (D07)	12/20/26	1.000%(Q)	2,000	2.178%	(18,263)	(917)	(17,346)	MSI
Republic of Chile (D07)	12/20/26	1.000%(Q)	2,000	0.124%	17,720	(917)	18,637	MSI
Republic of Colombia (D07)	12/20/26	1.000%(Q)	5,000	0.835%	12,917	(2,291)	15,208	MSI
Republic of Indonesia (D07)	12/20/26	1.000%(Q)	9,000	0.279%	67,316	(4,125)	71,441	MSI
Republic of Panama (D07)	12/20/26	1.000%(Q)	2,000	0.535%	10,450	(917)	11,367	MSI
Republic of Peru (D07)	12/20/26	1.000%(Q)	2,000	0.211%	16,168	(917)	17,085	MSI
Republic of Philippines (D07)	12/20/26	1.000%(Q)	2,000	0.192%	16,504	(917)	17,421	MSI
Republic of South Africa (D07)	12/20/26	1.000%(Q)	11,000	0.295%	80,806	(5,041)	85,847	MSI
Republic of Turkey (D07)	12/20/26	1.000%(Q)	12,000	0.673%	48,171	(5,500)	53,671	MSI
State of Qatar (D07)	12/20/26	1.000%(Q)	2,000	0.095%	18,222	(917)	19,139	MSI
United Mexican States (D07)	12/20/26	1.000%(Q)	11,000	0.281%	82,187	(5,041)	87,228	MSI
Emirate of Abu Dhabi (D08)	12/20/26	1.000%(Q)	2,000	0.099%	18,146	(167)	18,313	MSI
Federation of Malaysia (D08)	12/20/26	1.000%(Q)	4,000	0.135%	35,039	(333)	35,372	MSI
Federative Republic of Brazil (D08)	12/20/26	1.000%(Q)	12,000	0.493%	67,159	(999)	68,158	MSI
Kingdom of Saudi Arabia (D08)	12/20/26	1.000%(Q)	2,000	0.330%	14,078	(167)	14,245	MSI
People’s Republic of China (D08)	12/20/26	1.000%(Q)	12,000	0.323%	85,122	(999)	86,121	MSI
Republic of Argentina (D08)	12/20/26	1.000%(Q)	2,000	2.178%	(18,263)	(167)	(18,096)	MSI
Republic of Chile (D08)	12/20/26	1.000%(Q)	2,000	0.124%	17,720	(167)	17,887	MSI
Republic of Colombia (D08)	12/20/26	1.000%(Q)	5,000	0.835%	12,917	(416)	13,333	MSI
Republic of Indonesia (D08)	12/20/26	1.000%(Q)	9,000	0.279%	67,316	(749)	68,065	MSI
Republic of Panama (D08)	12/20/26	1.000%(Q)	2,000	0.535%	10,449	(167)	10,616	MSI
Republic of Peru (D08)	12/20/26	1.000%(Q)	2,000	0.211%	16,168	(167)	16,335	MSI
Republic of Philippines (D08)	12/20/26	1.000%(Q)	2,000	0.192%	16,504	(167)	16,671	MSI
Republic of South Africa (D08)	12/20/26	1.000%(Q)	11,000	0.295%	80,805	(916)	81,721	MSI
Republic of Turkey (D08)	12/20/26	1.000%(Q)	12,000	0.673%	48,172	(999)	49,171	MSI
State of Qatar (D08)	12/20/26	1.000%(Q)	2,000	0.095%	18,222	(167)	18,389	MSI
United Mexican States (D08)	12/20/26	1.000%(Q)	11,000	0.281%	82,187	(916)	83,103	MSI
Emirate of Abu Dhabi (D09)	12/20/26	1.000%(Q)	4,000	0.099%	36,293	(333)	36,626	MSI
Federation of Malaysia (D09)	12/20/26	1.000%(Q)	8,000	0.135%	70,079	(666)	70,745	MSI
Federative Republic of Brazil (D09)	12/20/26	1.000%(Q)	24,000	0.493%	134,318	(1,998)	136,316	MSI
Kingdom of Saudi Arabia (D09)	12/20/26	1.000%(Q)	4,000	0.330%	28,156	(333)	28,489	MSI
People’s Republic of China (D09)	12/20/26	1.000%(Q)	24,000	0.323%	170,243	(1,998)	172,241	MSI
Republic of Argentina (D09)	12/20/26	1.000%(Q)	4,000	2.178%	(36,524)	(333)	(36,191)	MSI
Republic of Chile (D09)	12/20/26	1.000%(Q)	4,000	0.124%	35,440	(333)	35,773	MSI
Republic of Colombia (D09)	12/20/26	1.000%(Q)	10,000	0.835%	25,834	(833)	26,667	MSI
Republic of Indonesia (D09)	12/20/26	1.000%(Q)	18,000	0.279%	134,632	(1,499)	136,131	MSI
Republic of Panama (D09)	12/20/26	1.000%(Q)	4,000	0.535%	20,900	(333)	21,233	MSI
Republic of Peru (D09)	12/20/26	1.000%(Q)	4,000	0.211%	32,337	(333)	32,670	MSI
Republic of Philippines (D09)	12/20/26	1.000%(Q)	4,000	0.192%	33,009	(333)	33,342	MSI
Republic of South Africa (D09)	12/20/26	1.000%(Q)	22,000	0.295%	161,611	(1,832)	163,443	MSI
Republic of Turkey (D09)	12/20/26	1.000%(Q)	24,000	0.673%	96,343	(1,998)	98,341	MSI
State of Qatar (D09)	12/20/26	1.000%(Q)	4,000	0.095%	36,445	(333)	36,778	MSI
United Mexican States (D09)	12/20/26	1.000%(Q)	22,000	0.281%	164,373	(1,832)	166,205	MSI
Emirate of Abu Dhabi (D10)	06/20/26	1.000%(Q)	1,500	0.086%	7,010	(64)	7,074	BARC
Federation of Malaysia (D10)	06/20/26	1.000%(Q)	3,000	0.123%	13,588	(128)	13,716	BARC
Federative Republic of Brazil (D10)	06/20/26	1.000%(Q)	9,000	0.445%	29,555	(385)	29,940	BARC
Kingdom of Saudi Arabia (D10)	06/20/26	1.000%(Q)	1,500	0.274%	5,916	(64)	5,980	BARC
People’s Republic of China (D10)	06/20/26	1.000%(Q)	9,000	0.282%	35,224	(385)	35,609	BARC

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D10)	06/20/26	1.000%(Q)	1,500	1.638%	$(1,982)	$(64)	$(1,918)	BARC
Republic of Chile (D10)	06/20/26	1.000%(Q)	1,500	0.101%	6,921	(64)	6,985	BARC
Republic of Colombia (D10)	06/20/26	1.000%(Q)	3,750	0.696%	8,678	(160)	8,838	BARC
Republic of Indonesia (D10)	06/20/26	1.000%(Q)	6,750	0.258%	27,034	(289)	27,323	BARC
Republic of Panama (D10)	06/20/26	1.000%(Q)	1,500	0.478%	4,733	(64)	4,797	BARC
Republic of Peru (D10)	06/20/26	1.000%(Q)	1,500	0.174%	6,500	(64)	6,564	BARC
Republic of Philippines (D10)	06/20/26	1.000%(Q)	1,500	0.184%	6,439	(64)	6,503	BARC
Republic of South Africa (D10)	06/20/26	1.000%(Q)	7,500	0.183%	32,236	(321)	32,557	BARC
Republic of Turkey (D10)	06/20/26	1.000%(Q)	9,000	0.394%	31,316	(385)	31,701	BARC
State of Qatar (D10)	06/20/26	1.000%(Q)	1,500	0.088%	6,997	(64)	7,061	BARC
United Mexican States (D10)	06/20/26	1.000%(Q)	9,000	0.212%	37,670	(385)	38,055	BARC
Emirate of Abu Dhabi (D11)	12/20/26	1.000%(Q)	300	0.099%	2,722	(30)	2,752	BOA
Federation of Malaysia (D11)	12/20/26	1.000%(Q)	600	0.135%	5,256	(59)	5,315	BOA
Federative Republic of Brazil (D11)	12/20/26	1.000%(Q)	1,800	0.493%	10,074	(178)	10,252	BOA
Kingdom of Saudi Arabia (D11)	12/20/26	1.000%(Q)	300	0.330%	2,111	(30)	2,141	BOA
People’s Republic of China (D11)	12/20/26	1.000%(Q)	1,800	0.323%	12,769	(178)	12,947	BOA
Republic of Argentina (D11)	12/20/26	1.000%(Q)	300	2.178%	(2,740)	(30)	(2,710)	BOA
Republic of Chile (D11)	12/20/26	1.000%(Q)	300	0.124%	2,658	(30)	2,688	BOA
Republic of Colombia (D11)	12/20/26	1.000%(Q)	750	0.835%	1,938	(74)	2,012	BOA
Republic of Indonesia (D11)	12/20/26	1.000%(Q)	1,350	0.279%	10,097	(134)	10,231	BOA
Republic of Panama (D11)	12/20/26	1.000%(Q)	300	0.535%	1,567	(30)	1,597	BOA
Republic of Peru (D11)	12/20/26	1.000%(Q)	300	0.211%	2,425	(30)	2,455	BOA
Republic of Philippines (D11)	12/20/26	1.000%(Q)	300	0.192%	2,475	(30)	2,505	BOA
Republic of South Africa (D11)	12/20/26	1.000%(Q)	1,650	0.295%	12,121	(163)	12,284	BOA
Republic of Turkey (D11)	12/20/26	1.000%(Q)	1,800	0.673%	7,226	(178)	7,404	BOA
State of Qatar (D11)	12/20/26	1.000%(Q)	300	0.095%	2,733	(30)	2,763	BOA
United Mexican States (D11)	12/20/26	1.000%(Q)	1,650	0.281%	12,328	(163)	12,491	BOA
Arab Republic of Egypt (D12)	06/20/27	1.000%(Q)	1,000	1.884%	(10,746)	(693)	(10,053)	BOA
Emirate of Abu Dhabi (D12)	06/20/27	1.000%(Q)	1,000	0.124%	13,092	(693)	13,785	BOA
Federation of Malaysia (D12)	06/20/27	1.000%(Q)	1,500	0.169%	18,714	(1,040)	19,754	BOA
Federative Republic of Brazil (D12)	06/20/27	1.000%(Q)	6,000	0.541%	44,254	(4,159)	48,413	BOA
Kingdom of Saudi Arabia (D12)	06/20/27	1.000%(Q)	1,000	0.391%	9,436	(693)	10,129	BOA
People’s Republic of China (D12)	06/20/27	1.000%(Q)	6,000	0.339%	60,820	(4,159)	64,979	BOA
Republic of Argentina (D12)	06/20/27	1.000%(Q)	1,000	3.450%	(31,557)	(693)	(30,864)	BOA
Republic of Chile (D12)	06/20/27	1.000%(Q)	1,500	0.145%	19,204	(1,040)	20,244	BOA
Republic of Colombia (D12)	06/20/27	1.000%(Q)	3,000	1.025%	2,415	(2,080)	4,495	BOA
Republic of Indonesia (D12)	06/20/27	1.000%(Q)	4,500	0.359%	44,390	(3,119)	47,509	BOA
Republic of Panama (D12)	06/20/27	1.000%(Q)	1,000	0.590%	6,710	(693)	7,403	BOA
Republic of Peru (D12)	06/20/27	1.000%(Q)	1,500	0.231%	17,439	(1,040)	18,479	BOA
Republic of Philippines (D12)	06/20/27	1.000%(Q)	1,000	0.259%	11,231	(693)	11,924	BOA
Republic of South Africa (D12)	06/20/27	1.000%(Q)	6,000	0.445%	52,136	(4,159)	56,295	BOA
Republic of Turkey (D12)	06/20/27	1.000%(Q)	6,000	0.962%	9,895	(4,159)	14,054	BOA
State of Qatar (D12)	06/20/27	1.000%(Q)	1,000	0.112%	13,257	(693)	13,950	BOA
United Mexican States (D12)	06/20/27	1.000%(Q)	6,000	0.354%	59,603	(4,159)	63,762	BOA
ADLER Real Estate GmbH (D23)	06/20/27	0.500%(Q)	5,682	2.481%	(145,676)	(552)	(145,124)	CITI
ADT Security Corp. (D23)	06/20/27	0.500%(Q)	5,682	0.450%	7,073	(552)	7,625	CITI
Air France-KLM (D23)	06/20/27	0.500%(Q)	5,682	0.532%	786	(552)	1,338	CITI
Allwyn Entertainment Financing UK PLC (D23)	06/20/27	0.500%(Q)	5,682	0.932%	(29,985)	(552)	(29,433)	CITI
Ally Financial, Inc. (D23)	06/20/27	0.500%(Q)	5,682	0.598%	(4,341)	(552)	(3,789)	CITI
American Airlines Group, Inc. (D23)	06/20/27	0.500%(Q)	5,682	1.594%	(80,448)	(552)	(79,896)	CITI
American Axle & Manufacturing, Inc. (D23)	06/20/27	0.500%(Q)	5,682	1.019%	(36,670)	(552)	(36,118)	CITI
ArcelorMittal SA (D23)	06/20/27	0.500%(Q)	5,682	0.275%	20,663	(552)	21,215	CITI
Avis Budget Group, Inc. (D23)	06/20/27	0.500%(Q)	5,682	1.448%	(69,426)	(552)	(68,874)	CITI
Barclays Bank PLC (D23)	06/20/27	0.500%(Q)	5,682	0.477%	5,011	(552)	5,563	CITI
Bath & Body Works, Inc. (D23)	06/20/27	0.500%(Q)	5,682	0.586%	(3,387)	(552)	(2,835)	CITI
Bellis Acquisition Co. PLC (D23)	06/20/27	0.500%(Q)	5,682	2.401%	(141,278)	(552)	(140,726)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
BNP Paribas SA (D23)	06/20/27	0.500%(Q)	5,682	0.297%	$18,936	$(552)	$19,488	CITI
Bombardier, Inc. (D23)	06/20/27	0.500%(Q)	5,682	0.389%	11,830	(552)	12,382	CITI
Boyd Gaming Corp. (D23)	06/20/27	0.500%(Q)	5,682	0.591%	(3,774)	(552)	(3,222)	CITI
Carnival Corp. (D23)	06/20/27	0.500%(Q)	5,682	0.374%	12,955	(552)	13,507	CITI
CCO Holdings LLC (D23)	06/20/27	0.500%(Q)	5,682	0.989%	(34,354)	(552)	(33,802)	CITI
Cleveland-Cliffs, Inc. (D23)	06/20/27	0.500%(Q)	5,682	0.667%	(9,658)	(552)	(9,106)	CITI
Cloud Software Group, Inc. (D23)	06/20/27	0.500%(Q)	5,682	0.962%	(32,354)	(552)	(31,802)	CITI
CMA CGM SA (D23)	06/20/27	0.500%(Q)	5,682	0.836%	(22,610)	(552)	(22,058)	CITI
Commerzbank AG (D23)	06/20/27	0.500%(Q)	5,682	0.317%	17,444	(552)	17,996	CITI
Constellium SE (D23)	06/20/27	0.500%(Q)	5,682	0.988%	(34,285)	(552)	(33,733)	CITI
CPI Property Group SA (D23)	06/20/27	0.500%(Q)	5,682	1.271%	(55,851)	(552)	(55,299)	CITI
Deutsche Bank AG (D23)	06/20/27	0.500%(Q)	5,682	0.414%	9,863	(552)	10,415	CITI
Deutsche Lufthansa AG (D23)	06/20/27	0.500%(Q)	5,682	0.395%	11,358	(552)	11,910	CITI
Domtar Corp. (D23)	06/20/27	0.500%(Q)	5,682	7.748%	(525,498)	(552)	(524,946)	CITI
Dufry One BV (D23)	06/20/27	0.500%(Q)	5,682	0.562%	(1,585)	(552)	(1,033)	CITI
DXC Technology Co. (D23)	06/20/27	0.500%(Q)	5,682	0.378%	12,633	(552)	13,185	CITI
Elo SA (D23)	06/20/27	0.500%(Q)	2,841	0.359%	7,079	(276)	7,355	CITI
Fibercop SpA (D23)	06/20/27	0.500%(Q)	5,682	0.670%	(9,876)	(552)	(9,324)	CITI
Ford Motor Credit Co. LLC (D23)	06/20/27	0.500%(Q)	5,682	0.705%	(12,577)	(552)	(12,025)	CITI
Forvia SE (D23)	06/20/27	0.500%(Q)	5,682	0.601%	(4,548)	(552)	(3,996)	CITI
General Motors Co. (D23)	06/20/27	0.500%(Q)	5,682	0.372%	13,123	(552)	13,675	CITI
Grifols SA (D23)	06/20/27	0.500%(Q)	5,682	0.910%	(28,349)	(552)	(27,797)	CITI
Hapag-Lloyd AG (D23)	06/20/27	0.500%(Q)	5,682	0.760%	(16,803)	(552)	(16,251)	CITI
HUB International Ltd. (D23)	06/20/27	0.500%(Q)	5,682	0.394%	11,452	(552)	12,004	CITI
Iceland Bondco PLC (D23)	06/20/27	0.500%(Q)	5,682	1.810%	(96,964)	(552)	(96,412)	CITI
Iliad Holding SAS (D23)	06/20/27	0.500%(Q)	5,682	0.792%	(19,280)	(552)	(18,728)	CITI
INEOS Finance PLC (D23)	06/20/27	0.500%(Q)	5,682	8.459%	(566,673)	(552)	(566,121)	CITI
INEOS Quattro Finance 2 PLC (D23)	06/20/27	0.500%(Q)	5,682	10.995%	(724,341)	(552)	(723,789)	CITI
International Game Technology PLC (D23)	06/20/27	0.500%(Q)	5,682	0.432%	8,476	(552)	9,028	CITI
Jaguar Land Rover Automotive PLC (D23)	06/20/27	0.500%(Q)	5,682	0.865%	(24,891)	(552)	(24,339)	CITI
Kaixo Bondco Telecom SA (D23)	06/20/27	0.500%(Q)	5,682	0.220%	24,907	(552)	25,459	CITI
KB Home (D23)	06/20/27	0.500%(Q)	5,682	0.558%	(1,210)	(552)	(658)	CITI
Kohl’s Corp. (D23)	06/20/27	0.500%(Q)	5,682	1.993%	(110,689)	(552)	(110,137)	CITI
Lanxess AG (D23)	06/20/27	0.500%(Q)	5,682	0.542%	(7)	(552)	545	CITI
LifePoint Health, Inc. (D23)	06/20/27	0.500%(Q)	5,682	0.623%	(6,277)	(552)	(5,725)	CITI
Loxam SAS (D23)	06/20/27	0.500%(Q)	5,682	0.998%	(35,144)	(552)	(34,592)	CITI
Murphy Oil Corp. (D23)	06/20/27	0.500%(Q)	5,682	0.490%	4,033	(552)	4,585	CITI
Nabors Industries, Inc. (D23)	06/20/27	0.500%(Q)	5,682	0.916%	(28,785)	(552)	(28,233)	CITI
NCL Corp. Ltd. (D23)	06/20/27	0.500%(Q)	5,682	0.639%	(7,486)	(552)	(6,934)	CITI
New Immo Holding SA (D23)	06/20/27	0.500%(Q)	2,841	1.167%	(24,013)	(546)	(23,467)	CITI
Nexi SpA (D23)	06/20/27	0.500%(Q)	5,682	0.796%	(19,554)	(552)	(19,002)	CITI
Nordstrom, Inc. (D23)	06/20/27	0.500%(Q)	5,682	0.615%	(5,634)	(552)	(5,082)	CITI
NRG Energy, Inc. (D23)	06/20/27	0.500%(Q)	5,682	0.408%	10,373	(552)	10,925	CITI
OI European Group BV (D23)	06/20/27	0.500%(Q)	5,682	1.315%	(59,266)	(552)	(58,714)	CITI
Olin Corp. (D23)	06/20/27	0.500%(Q)	5,682	0.564%	(1,731)	(552)	(1,179)	CITI
OneMain Finance Corp. (D23)	06/20/27	0.500%(Q)	5,682	0.743%	(15,530)	(552)	(14,978)	CITI
Organon & Co. (D23)	06/20/27	0.500%(Q)	5,682	1.044%	(38,585)	(552)	(38,033)	CITI
Pachelbel Bidco SpA (D23)	06/20/27	0.500%(Q)	5,682	0.925%	(29,512)	(552)	(28,960)	CITI
Paramount Global (D23)	06/20/27	0.500%(Q)	5,682	0.501%	3,176	(552)	3,728	CITI
Pitney Bowes, Inc. (D23)	06/20/27	0.500%(Q)	5,682	0.891%	(26,872)	(552)	(26,320)	CITI
Post Holdings, Inc. (D23)	06/20/27	0.500%(Q)	5,682	0.502%	3,063	(552)	3,615	CITI
Renault SA (D23)	06/20/27	0.500%(Q)	5,682	0.327%	16,628	(552)	17,180	CITI
Rossini Sarl (D23)	06/20/27	0.500%(Q)	5,682	0.728%	(14,325)	(552)	(13,773)	CITI
Saipem Finance International BV (D23)	06/20/27	0.500%(Q)	5,682	0.396%	11,278	(552)	11,830	CITI
Schaeffler AG (D23)	06/20/27	0.500%(Q)	5,682	0.430%	8,682	(552)	9,234	CITI

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Sealed Air Corp. (D23)	06/20/27	0.500%(Q)		5,682	0.757%	$(16,562)	$(552)	$(16,010)	CITI
Sirius XM Radio LLC (D23)	06/20/27	0.500%(Q)		5,682	0.632%	(6,961)	(552)	(6,409)	CITI
Societe Generale SA (D23)	06/20/27	0.500%(Q)		5,682	0.315%	17,535	(552)	18,087	CITI
Stellantis NV (D23)	06/20/27	0.500%(Q)		5,682	0.411%	10,093	(552)	10,645	CITI
Stena AB (D23)	06/20/27	0.500%(Q)		5,682	0.955%	(31,747)	(552)	(31,195)	CITI
Sunrise HoldCo IV BV (D23)	06/20/27	0.500%(Q)		5,682	0.272%	20,889	(552)	21,441	CITI
TeamSystem SpA (D23)	06/20/27	0.500%(Q)		5,682	1.610%	(81,697)	(552)	(81,145)	CITI
TEGNA, Inc. (D23)	06/20/27	0.500%(Q)		5,682	0.340%	15,584	(552)	16,136	CITI
Telecom Italia SpA (D23)	06/20/27	0.500%(Q)		5,682	0.372%	13,128	(552)	13,680	CITI
Tenet Healthcare Corp. (D23)	06/20/27	0.500%(Q)		5,682	0.286%	19,790	(552)	20,342	CITI
Teva Pharmaceutical Industries Ltd. (D23)	06/20/27	0.500%(Q)		5,682	0.316%	17,490	(552)	18,042	CITI
thyssenkrupp AG (D23)	06/20/27	0.500%(Q)		5,682	0.310%	17,902	(552)	18,454	CITI
TUI AG (D23)	06/20/27	0.500%(Q)		5,682	0.615%	(5,627)	(552)	(5,075)	CITI
United Airlines Holdings, Inc. (D23)	06/20/27	0.500%(Q)		5,682	0.596%	(4,152)	(552)	(3,600)	CITI
United Group BV (D23)	06/20/27	0.500%(Q)		5,682	1.024%	(37,039)	(552)	(36,487)	CITI
Univision Communications, Inc. (D23)	06/20/27	0.500%(Q)		5,682	0.627%	(6,559)	(552)	(6,007)	CITI
Valeo SE (D23)	06/20/27	0.500%(Q)		5,682	0.528%	1,054	(552)	1,606	CITI
Virgin Media Finance PLC (D23)	06/20/27	0.500%(Q)		5,682	1.686%	(87,401)	(552)	(86,849)	CITI
Volkswagen AG (D23)	06/20/27	0.500%(Q)		5,682	0.288%	19,659	(552)	20,211	CITI
Volvo Car AB (D23)	06/20/27	0.500%(Q)		5,682	0.539%	248	(552)	800	CITI
ZF Europe Finance BV (D23)	06/20/27	0.500%(Q)		5,682	1.161%	(47,517)	(552)	(46,965)	CITI
Ziggo Bond Co. BV (D23)	06/20/27	0.500%(Q)		5,682	1.577%	(79,184)	(552)	(78,632)	CITI
ADT Security Corp. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.450%	8,024	(616)	8,640	CITI
Aegon Ltd. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.190%	31,084	(616)	31,700	CITI
Air France-KLM (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.532%	851	(616)	1,467	CITI
Ally Financial, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.598%	(4,999)	(616)	(4,383)	CITI
American Axle & Manufacturing, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.019%	(41,885)	(616)	(41,269)	CITI
Amkor Technology, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.318%	19,727	(616)	20,343	CITI
Aramark Services, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.324%	19,164	(616)	19,780	CITI
Ashland LLC (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.297%	21,603	(616)	22,219	CITI
Avient Corp. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.414%	11,232	(616)	11,848	CITI
Avis Budget Group, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.448%	(79,256)	(616)	(78,640)	CITI
Banco Bilbao Vizcaya Argentaria SA (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.274%	23,582	(616)	24,198	CITI
Barclays Bank PLC (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.437%	9,197	(616)	9,813	CITI
Bath & Body Works, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.586%	(3,910)	(616)	(3,294)	CITI
Beazer Homes USA, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.209%	(58,520)	(616)	(57,904)	CITI
Bombardier, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.389%	13,452	(616)	14,068	CITI
Boparan Finance PLC (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.822%	(24,654)	(616)	(24,038)	CITI
Boyd Gaming Corp. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.591%	(4,352)	(616)	(3,736)	CITI
Caesars Entertainment, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.018%	(41,827)	(616)	(41,211)	CITI
Carnival Corp. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.374%	14,736	(616)	15,352	CITI
CCO Holdings LLC (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.989%	(39,242)	(616)	(38,626)	CITI
Ceconomy AG (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.290%	22,210	(616)	22,826	CITI
Cleveland-Cliffs, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.667%	(11,066)	(616)	(10,450)	CITI
CMA CGM SA (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.836%	(25,843)	(616)	(25,227)	CITI
Constellium SE (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.988%	(39,164)	(616)	(38,548)	CITI
DaVita, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.489%	4,635	(616)	5,251	CITI
Delta Air Lines, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.402%	12,292	(616)	12,908	CITI
Deutsche Bank AG (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.401%	12,375	(616)	12,991	CITI
eG Global Finance PLC (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.762%	(19,392)	(616)	(18,776)	CITI
Electrolux AB (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.421%	10,580	(616)	11,196	CITI
Elo SA (D24)	06/20/27	0.500%(Q)	EUR	2,700	0.359%	8,054	(308)	8,362	CITI
Federative Republic of Brazil (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.541%	9	(616)	625	CITI
Fibercop SpA (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.670%	(11,313)	(616)	(10,697)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ford Motor Credit Co. LLC (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.687%	$(12,819)	$(616)	$(12,203)	CITI
Ford Motor Credit Co. LLC (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.705%	(14,396)	(616)	(13,780)	CITI
Forvia SE (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.601%	(5,235)	(616)	(4,619)	CITI
Gap, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.333%	18,423	(616)	19,039	CITI
Genworth Holdings, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.410%	11,600	(616)	12,216	CITI
Goodyear Tire & Rubber Co. (The) (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.994%	(39,705)	(616)	(39,089)	CITI
Grifols SA (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.910%	(32,391)	(616)	(31,775)	CITI
Hapag-Lloyd AG (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.760%	(19,218)	(616)	(18,602)	CITI
Iceland Bondco PLC (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.810%	(110,672)	(616)	(110,056)	CITI
Iron Mountain, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.456%	7,509	(616)	8,125	CITI
Jaguar Land Rover Automotive PLC (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.865%	(28,446)	(616)	(27,830)	CITI
K. Hovnanian Enterprises, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.852%	(27,298)	(616)	(26,682)	CITI
KB Home (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.558%	(1,426)	(616)	(810)	CITI
Kingdom of Bahrain (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.137%	(52,267)	(616)	(51,651)	CITI
Lamb Weston Holdings, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.435%	9,353	(616)	9,969	CITI
Lanxess AG (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.542%	(54)	(616)	562	CITI
Lincoln National Corp. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.437%	9,229	(616)	9,845	CITI
Lumen Technologies, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.905%	(31,945)	(616)	(31,329)	CITI
MGM Resorts International (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.716%	(15,361)	(616)	(14,745)	CITI
Monitchem Holdco 3 SA (D24)	06/20/27	0.500%(Q)	EUR	5,400	2.444%	(164,606)	(616)	(163,990)	CITI
Murphy Oil Corp. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.490%	4,556	(616)	5,172	CITI
Navient Corp. (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.565%	(89,321)	(616)	(88,705)	CITI
NCL Corp. Ltd. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.639%	(8,587)	(616)	(7,971)	CITI
New Immo Holding SA (D24)	06/20/27	0.500%(Q)	EUR	2,700	1.167%	(27,421)	(637)	(26,784)	CITI
Newell Brands, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.593%	(91,876)	(616)	(91,260)	CITI
Nexi SpA (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.796%	(22,357)	(616)	(21,741)	CITI
Nordstrom, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.615%	(6,475)	(616)	(5,859)	CITI
NRG Energy, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.408%	11,790	(616)	12,406	CITI
OI European Group BV (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.315%	(67,665)	(616)	(67,049)	CITI
Olin Corp. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.564%	(2,020)	(616)	(1,404)	CITI
OneMain Finance Corp. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.743%	(17,765)	(616)	(17,149)	CITI
Petrobras Global Finance BV (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.536%	429	(616)	1,045	CITI
Petroleos Mexicanos (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.904%	(118,770)	(616)	(118,154)	CITI
PG&E Corp. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.596%	(4,786)	(616)	(4,170)	CITI
Picard Bondco SA (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.498%	3,784	(616)	4,400	CITI
Pitney Bowes, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.891%	(30,706)	(616)	(30,090)	CITI
Post Holdings, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.502%	3,449	(616)	4,065	CITI
PostNL NV (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.469%	6,371	(616)	6,987	CITI
Premier Foods Finance PLC (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.008%	(40,898)	(616)	(40,282)	CITI
Rakuten Group, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.956%	(36,425)	(616)	(35,809)	CITI
Republic of Colombia (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.025%	(42,432)	(616)	(41,816)	CITI
Republic of Panama (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.550%	(769)	(616)	(153)	CITI
Republic of South Africa (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.445%	8,457	(616)	9,073	CITI
Republic of Turkey (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.861%	(28,096)	(616)	(27,480)	CITI
Royal Caribbean Cruises Ltd. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.311%	20,334	(616)	20,950	CITI
Schaeffler AG (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.430%	9,860	(616)	10,476	CITI
SES SA (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.531%	937	(616)	1,553	CITI
SoftBank Group Corp. (D24)	06/20/27	0.500%(Q)	EUR	5,400	2.244%	(147,467)	(616)	(146,851)	CITI
Southwest Airlines Co. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.382%	14,088	(616)	14,704	CITI
Stellantis NV (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.411%	11,471	(616)	12,087	CITI
Stena AB (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.955%	(36,269)	(616)	(35,653)	CITI
Sunrise HoldCo IV BV (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.272%	23,790	(616)	24,406	CITI
TEGNA, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.340%	17,735	(616)	18,351	CITI
Telecom Italia SpA (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.372%	14,933	(616)	15,549	CITI
Tenet Healthcare Corp. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.286%	22,534	(616)	23,150	CITI

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Teva Pharmaceutical Industries Ltd. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.316%	$19,911	$(616)	$20,527	CITI
TransDigm, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.396%	12,863	(616)	13,479	CITI
TUI AG (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.615%	(6,466)	(616)	(5,850)	CITI
UniCredit SpA (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.267%	24,278	(616)	24,894	CITI
United Airlines Holdings, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.596%	(4,783)	(616)	(4,167)	CITI
United Group BV (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.024%	(42,307)	(616)	(41,691)	CITI
United Mexican States (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.354%	16,511	(616)	17,127	CITI
Uniti Group, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.117%	(50,354)	(616)	(49,738)	CITI
Univision Communications, Inc. (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.627%	(7,529)	(616)	(6,913)	CITI
Valeo SE (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.528%	1,157	(616)	1,773	CITI
Virgin Media Finance PLC (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.686%	(99,763)	(616)	(99,147)	CITI
Vistra Operations Co. LLC (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.521%	1,828	(616)	2,444	CITI
Volvo Car AB (D24)	06/20/27	0.500%(Q)	EUR	5,400	0.539%	238	(616)	854	CITI
Ziggo Bond Co. BV (D24)	06/20/27	0.500%(Q)	EUR	5,400	1.577%	(90,389)	(616)	(89,773)	CITI
						$2,994,670	$(524,162)	$3,518,832

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.36.V3 (D03)	12/20/26	1.000%(Q)		23,000	$(132,004)	$5,791	$(137,795)	BOA
CDX.EM.36.V3 (D04)	12/20/26	1.000%(Q)		184,000	(1,056,037)	41,474	(1,097,511)	CITI
CDX.EM.36.V3 (D05)	12/20/26	1.000%(Q)		92,000	(528,018)	24,131	(552,149)	MSI
CDX.EM.36.V3 (D06)	12/20/26	1.000%(Q)		460,000	(2,640,090)	188,520	(2,828,610)	BARC
CDX.EM.36.V3 (D07)	12/20/26	1.000%(Q)		92,000	(528,018)	30,225	(558,243)	MSI
CDX.EM.36.V3 (D08)	12/20/26	1.000%(Q)		92,000	(528,018)	(9,574)	(518,444)	MSI
CDX.EM.36.V3 (D09)	12/20/26	1.000%(Q)		184,000	(1,056,037)	4,978	(1,061,015)	MSI
CDX.EM.35.V3 (D10)	06/20/26	1.000%(Q)		69,000	(230,491)	2,951	(233,442)	BARC
CDX.EM.36.V3 (D11)	12/20/26	1.000%(Q)		13,800	(79,203)	(1,223)	(77,980)	BOA
CDX.EM.37.V2 (D12)	06/20/27	1.000%(Q)		49,000	(342,504)	12,131	(354,635)	BOA
CDX.Zermatt.0-5% (D23)^	06/20/27	0.500%(Q)		25,000	5,046,718	2,431	5,044,287	CITI
CDX.Zermatt.10-15% (D23)^	06/20/27	0.500%(Q)		25,000	23,599	2,431	21,168	CITI
CDX.Zermatt.15-100% (D23)^	06/20/27	0.500%(Q)		425,000	(2,579,440)	(99,381)	(2,480,059)	CITI
CDX.Zermatt.5-10% (D23)^	06/20/27	0.500%(Q)		25,000	344,585	2,431	342,154	CITI
CDX.Paris.0-5% (D24)^	06/20/27	0.500%(Q)	EUR	27,000	4,425,744	3,081	4,422,663	CITI
CDX.Paris.10-15% (D24)^	06/20/27	0.500%(Q)	EUR	27,000	(28,975)	3,081	(32,056)	CITI
CDX.Paris.15-100% (D24)^	06/20/27	0.500%(Q)	EUR	459,000	(3,470,146)	(125,904)	(3,344,242)	CITI
CDX.Paris.5-10% (D24)^	06/20/27	0.500%(Q)	EUR	27,000	216,327	3,081	213,246	CITI
					$(3,142,008)	$90,655	$(3,232,663)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.35.V3 (D01)	06/20/26	1.000%(Q)	36,800	0.430%	$122,929	$(5,503)	$128,432	BOA
CDX.EM.35.V3 (D02)	06/20/26	1.000%(Q)	4,600	0.430%	15,367	(803)	16,170	BOA
CDX.EM.44.V1 (D13)	12/20/30	1.000%(Q)	400,000	1.274%	(4,329,763)	(47,613)	(4,282,150)	DB
CDX.EM.44.V1 (D14)	12/20/30	1.000%(Q)	200,000	1.274%	(2,164,881)	(34,193)	(2,130,688)	DB

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**(cont’d.):
CDX.EM.44.V1 (D15)	12/20/30	1.000%(Q)	100,000	1.274%	$(1,082,440)	$(27,515)	$(1,054,925)	DB
CDX.EM.44.V1 (D16)	12/20/30	1.000%(Q)	100,000	1.274%	(1,082,441)	(30,127)	(1,052,314)	BOA
CDX.EM.44.V1 (D17)	12/20/30	1.000%(Q)	100,000	1.274%	(1,082,441)	(30,127)	(1,052,314)	BOA
CDX.EM.44.V1 (D18)	12/20/30	1.000%(Q)	100,000	1.274%	(1,082,440)	(37,978)	(1,044,462)	BOA
CDX.EM.HY.44.V1 (D19)	12/20/30	1.000%(Q)	100,000	1.992%	(4,117,641)	(154,447)	(3,963,194)	DB
CDX.EM.44.V1 (D20)	12/20/30	1.000%(Q)	200,000	1.274%	(2,164,881)	(165,880)	(1,999,001)	BOA
CDX.EM.44.V1 (D21)	12/20/30	1.000%(Q)	200,000	1.274%	(2,164,881)	(171,220)	(1,993,661)	BOA
CDX.EM.44.V1 (D22)	12/20/30	1.000%(Q)	250,000	1.274%	(2,706,101)	(220,707)	(2,485,394)	DB
					$(21,839,614)	$(926,113)	$(20,913,501)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D22). The Fund also bought/sold protection on a customized CDX Index and bought/sold protection on the corporate issuers which comprise the index. The upfront premium is attached to the index of the trade for the customized CDX package(s). Each swap is priced individually. The Index trades are divided into tranches differentiated by a percentage range representing the risk of default of the underlying issuers; individual tranches will be reduced according to corresponding aggregate rates of default. Individual packages in the tables above are denoted by the corresponding footnotes (D23 – D24).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	99,728	*	$137,114	$(4,427)	$141,541	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of South Africa	12/20/28	1.000%(Q)	20,000	$346,272	$(140,733)	$(487,005)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		34,725	$(754,531)	$(240,333)	$(514,198)	JPM
Deutsche Telekom International Finance BV	06/20/30	1.000%(Q)		40,000	(1,214,889)	(1,056,428)	(158,461)	CITI
Deutsche Telekom International Finance BV	06/20/30	1.000%(Q)		35,400	(1,075,177)	(961,209)	(113,968)	CITI
Deutsche Telekom International Finance BV	06/20/30	1.000%(Q)		10,000	(303,722)	(263,869)	(39,853)	CITI
E.ON International Finance BV	12/20/35	1.000%(Q)		22,000	(596,752)	(453,980)	(142,772)	CITI
Gazprom PAO	06/20/27	1.000%(Q)		4,600	888,078	781,065	107,013	JPM
Hellenic Republic	12/20/29	1.000%(Q)		50,000	(1,474,543)	(881,125)	(593,418)	BARC
Industrial and Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		34,725	(807,118)	(209,916)	(597,202)	JPM
Intesa Sanpaolo SpA	12/20/30	1.000%(Q)	EUR	36,000	(1,347,544)	(1,200,929)	(146,615)	BARC
Intesa Sanpaolo SpA	12/20/30	1.000%(Q)	EUR	18,000	(673,771)	(601,402)	(72,369)	BARC
Intesa Sanpaolo SpA	12/20/33	1.000%(Q)	EUR	43,000	(1,587,184)	(1,370,693)	(216,491)	BARC
Intesa Sanpaolo SpA	12/20/33	1.000%(Q)		43,000	(1,104,760)	(1,034,530)	(70,230)	CITI
Intesa Sanpaolo SpA	12/20/33	1.000%(Q)		20,000	(513,842)	(454,127)	(59,715)	CITI
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		3,000	(31,252)	38,334	(69,586)	BARC

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Kingdom of Bahrain	06/20/28	1.000%(Q)		10,000	$81,782	$—	$81,782	BARC
Kingdom of Spain	12/20/29	1.000%(Q)		75,000	(2,446,856)	(1,878,434)	(568,422)	BARC
People’s Republic of China	12/20/32	0.340%(Q)	CNH	350,000	571,593	—	571,593	BARC
Petroleo Brasileiro SA	06/20/29	1.000%(Q)		5,000	(5,835)	82,221	(88,056)	MSI
Petroleos Mexicanos	03/20/27	1.000%(Q)		20,000	156,043	394,840	(238,797)	MSI
Republic of France	12/20/30	0.250%(Q)		44,260	(273,964)	(129,164)	(144,800)	BARC
Republic of Italy	12/20/30	1.000%(Q)		30,700	(1,074,928)	(1,132,044)	57,116	BARC
Republic of Panama	06/20/28	1.000%(Q)		77,905	(569,861)	(353,062)	(216,799)	DB
Sasol Financing USA LLC	06/20/29	1.000%(Q)		8,500	519,570	508,073	11,497	BARC
Sasol Financing USA LLC	06/20/29	1.000%(Q)		6,500	397,319	420,172	(22,853)	BARC
Telefonica Europe BV	09/20/30	1.000%(Q)		21,500	(379,072)	(280,715)	(98,357)	CITI
					$(13,621,216)	$(10,277,255)	$(3,343,961)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		62,830	0.329%	$1,790,204	$1,518,274	$271,930	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		18,495	*	93,114	—	93,114	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		37,278	0.152%	320,691	236,595	84,096	CITI
Bank of Nova Scotia^	05/20/35	1.450%(Q)		21,000	*	(256,756)	(24,635)	(232,121)	GSI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	60,670	0.202%	304,895	185,567	119,328	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		14,805	*	80,669	—	80,669	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		82,845	0.256%	636,452	505,041	131,411	GSI
Colombia Telecomunicaciones SA ESP	03/20/26	1.000%(T)		11,600	0.809%	16,192	(4,574)	20,766	BARC
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	26,943	0.099%	148,291	113,009	35,282	JPM
Federative Republic of Brazil	06/20/26	1.000%(Q)		23,805	0.445%	78,173	54,312	23,861	BARC
General Motors Co.	06/20/26	5.000%(Q)		14,920	0.223%	364,589	221,624	142,965	GSI
Government of Japan	06/20/28	1.000%(Q)		35,000	0.130%	745,519	582,137	163,382	CITI
Halliburton Co.	12/20/26	1.000%(Q)		27,820	0.166%	237,624	47,056	190,568	GSI
Hellenic Republic	06/20/27	1.000%(Q)		12,360	0.097%	166,453	119,153	47,300	BARC
Hellenic Republic	12/20/27	1.000%(Q)		9,275	0.113%	162,052	110,451	51,601	BARC
Hellenic Republic	12/20/30	1.000%(Q)		50,000	0.284%	1,670,640	819,184	851,456	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		41,574	0.169%	351,621	308,722	42,899	MSI
Kingdom of Norway	12/20/26	—%(Q)		90,890	0.039%	(31,359)	(40,034)	8,675	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		9,980	0.269%	21,206	9,919	11,287	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		9,980	0.274%	39,363	28,210	11,153	CITI
Kingdom of Spain	06/20/26	—%(Q)	EUR	55,000	0.048%	(12,085)	(4,991)	(7,094)	BARC
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	53,833	0.029%	313,818	233,396	80,422	BARC
Kingdom of Spain	12/20/31	1.000%(Q)		75,000	0.228%	3,177,396	2,172,850	1,004,546	BARC
New York Life Global Funding	09/20/35	2.000%(Q)		19,000	1.165%	1,257,339	—	1,257,339	GSI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		86,777	0.233%	356,228	249,833	106,395	BARC
Oracle Corp.	06/20/30	1.000%(Q)		26,535	1.454%	(445,300)	529,895	(975,195)	GSI
Pacific Life	08/20/35	2.500%(Q)		22,200	2.925%	(631,839)	(77)	(631,762)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		69,450	0.376%	1,466,605	584,141	882,464	JPM
People’s Republic of China	12/20/32	0.480%(Q)		50,000	0.520%	(110,909)	—	(110,909)	BARC
Petroleos Mexicanos	03/20/26	1.000%(T)		2,205	1.433%	1,224	(867)	2,091	BARC
Petroleos Mexicanos^	03/23/26	4.100%(M)		28,398	*	74,282	—	74,282	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		50,304	*	607,663	—	607,663	GSI
Petroleos Mexicanos	12/20/28	1.000%(Q)		10,000	2.236%	(319,170)	(504,650)	185,480	CITI
Republic of Argentina	12/20/26	5.000%(Q)		20,000	2.178%	605,930	(184,224)	790,154	MSI
Republic of Ecuador	06/20/27	5.000%(Q)		8,350	1.938%	392,118	(35,769)	427,887	GSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ecuador	12/20/27	5.000%(Q)		8,505	2.256%	$469,541	$238,326	$231,215	BARC
Republic of Ecuador	12/20/27	5.000%(Q)		5,000	2.256%	276,038	163,699	112,339	BARC
Republic of Ecuador	12/20/27	5.000%(Q)		3,500	2.256%	193,227	(22,615)	215,842	GSI
Republic of Ecuador	06/20/28	5.000%(Q)		5,000	2.688%	287,635	(50,105)	337,740	GSI
Republic of France	06/20/26	5.000%(Q)	EUR	10,190	1.591%	228,143	113,642	114,501	GSI
Republic of France	06/20/27	0.250%(Q)		24,010	0.094%	57,913	40,597	17,316	BARC
Republic of France	12/20/30	0.250%(Q)		44,260	0.250%	13,409	(265,995)	279,404	BARC
Republic of France	12/20/34	0.250%(Q)		300	0.500%	(5,550)	(9,025)	3,475	BARC
Republic of France	06/20/35	0.250%(Q)		17,370	0.523%	(366,567)	(575,592)	209,025	BARC
Republic of France	06/20/35	0.250%(Q)		11,210	0.523%	(236,569)	(383,964)	147,395	BARC
Republic of Greece	12/20/26	1.000%(Q)		38,913	0.061%	366,309	312,615	53,694	BARC
Republic of Italy	06/20/26	1.000%(Q)		29,188	0.038%	142,630	106,813	35,817	BARC
Republic of Italy	12/20/30	1.000%(Q)		30,700	0.250%	1,074,928	848,300	226,628	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		19,000	1.335%	(64,398)	(51,210)	(13,188)	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		4,300	1.335%	(14,574)	(8,926)	(5,648)	BARC
Republic of Panama	03/20/26	1.000%(T)		19,321	0.478%	35,594	13,235	22,359	CITI
Republic of Panama	06/20/26	1.000%(Q)		18,427	0.478%	58,142	35,267	22,875	CITI
Republic of Panama^	06/20/28	1.000%(Q)		77,905	*	(56,381)	(524,869)	468,488	DB
Republic of Romania	12/20/26	1.000%(Q)		4,852	0.337%	33,812	21,117	12,695	BOA
Republic of Serbia	06/20/29	1.000%(Q)		7,475	0.979%	13,612	(103,394)	117,006	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR	20,483	0.074%	115,103	88,755	26,348	JPM
Simon Property Group LP	06/20/26	1.000%(Q)		68,920	0.113%	318,678	60,976	257,702	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		38,234	0.111%	342,820	297,425	45,395	MSI
Slovak Republic	12/20/27	1.000%(Q)		17,705	0.134%	302,656	269,223	33,433	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		43,535	1.775%	(80,302)	(82,472)	2,170	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		24,023	0.180%	200,714	174,180	26,534	MSI
State of Qatar	12/20/26	1.000%(Q)		17,805	0.095%	162,226	137,038	25,188	BARC
TotalEnergies Capital SA	03/20/26	1.000%(T)	EUR	43,485	0.078%	123,071	63,653	59,418	JPM
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	25,669	0.104%	277,104	244,689	32,415	JPM
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	75,130	0.073%	86,638	44,616	42,022	BARC
U.S. Treasury Notes	06/20/27	0.250%(Q)	EUR	24,900	0.177%	38,276	(3,949)	42,225	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		25,055	0.156%	110,281	69,375	40,906	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		40,810	0.213%	172,851	65,208	107,643	GSI
						$18,349,943	$9,156,181	$9,193,762

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	1,623,000	$(33,340,933)	$(38,435,652)	$(5,094,719)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
(ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	74,923	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/ 1.926%	$—	$1,897,891	$1,897,891
GBP	230,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.725%	(10,753,886)	9,413,106	20,166,992
GBP	35,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.725%	(2,401,588)	5,905,622	8,307,210
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.725%	(1,550,973)	7,091,894	8,642,867
	781,180	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.680%	—	(724,793)	(724,793)
	1,458,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	231,640	21,388,532	21,156,892
	607,365	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(645,788)	(15,552,385)	(14,906,597)
	80,000	06/15/30	3.271%(A)	1 Day SOFR(1)(A)/ 3.680%	313,745	738,040	424,295
	21,400	09/15/30	3.411%(A)	1 Day SOFR(1)(A)/ 3.680%	—	86,424	86,424
	462,295	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(11,366,588)	(11,366,588)
	252,990	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(1,745,859)	(15,979,884)	(14,234,025)
	72,870	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	33,262,750	36,280,398	3,017,648
	938,170	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	18,553,899	39,069,869	20,515,970
	224,000	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	1,736,344	18,371,869	16,635,525
	352,385	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	22,573,394	22,573,394
					$37,000,284	$119,193,389	$82,193,105

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	474,011	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(3,304,748)	$—	$(3,304,748)	GSI
BRL	474,011	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	3,202,356	—	3,202,356	GSI
BRL	961,569	01/02/31	14.190%(T)	1 Day BROIS(1)(T)/ 0.055%	(11,182,969)	—	(11,182,969)	GSI
BRL	961,569	01/02/31	14.340%(T)	1 Day BROIS(2)(T)/ 0.055%	10,718,156	—	10,718,156	GSI
					$(567,205)	$—	$(567,205)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Banque Federative du Credit Mutuel SA	1 Day SOFR +57bps(T)/ 4.250%	CITI	01/17/28	30,000	$(866)	$—	$(866)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2026 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Deutsche Telekom International Finance BV	1 Day SOFR +65bps(T)/ 4.330%	CITI	11/25/27	8,487	$(91,705)	$—	$(91,705)
Deutsche Telekom International Finance BV	1 Day SOFR +65bps(T)/ 4.330%	CITI	11/25/27	33,950	(361,668)	—	(361,668)
Deutsche Telekom International Finance BV	1 Day SOFR +64bps(T)/ 4.320%	CITI	12/10/27	43,000	(88,029)	—	(88,029)
E.ON International Finance BV	1 Day SOFR +53bps(T)/ 4.210%	CITI	01/07/28	22,000	(115,017)	—	(115,017)
Goldman Sachs Group, Inc. (The)	1 Day SOFR +49bps(T)/ 4.170%	CITI	01/26/27	5,000	60,595	—	60,595
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 3.680%	BNP	06/22/26	(100,000)	335,829	—	335,829
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 3.680%	MSI	06/22/26	(100,000)	219,302	—	219,302
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 3.680%	MSI	06/22/26	(100,000)	241,171	—	241,171
Intesa Sanpaolo SpA	1 Day SOFR +60bps(T)/ 4.280%	CITI	01/06/28	43,000	67,211	—	67,211
Intesa Sanpaolo SpA	1 Day SOFR +57.5bps(T)/ 4.255%	CITI	01/10/28	43,000	73,986	—	73,986
Intesa Sanpaolo SpA	1 Day SOFR +57bps(T)/ 4.250%	CITI	01/13/28	43,000	87,206	—	87,206
Intesa Sanpaolo SpA	1 Day SOFR +57bps(T)/ 4.250%	CITI	01/14/28	50,000	108,170	—	108,170
Telefonica Europe BV	1 Day SOFR +55bps(T)/ 4.230%	CITI	12/16/27	21,500	403,599	—	403,599
Total Return Benchmark Bond Index(T)	1 Day USOIS -30bps(T)/ 3.340%	GSI	04/20/26	(171,901)	5,115,442	—	5,115,442
Total Return Benchmark Bond Index(T)	1 Day SOFR -55bps(T)/ 3.130%	JPM	06/18/26	(34,415)	115,131	—	115,131
Total Return Benchmark Bond Index(T)	1 Day USOIS -44bps(T)/ 3.200%	GSI	07/15/26	(255,363)	2,411,686	—	2,411,686
U.S. Treasury Bond(T)	1 Day USOIS +23.5bps(T)/ 3.875%	GSI	07/16/26	245,800	1,225,621	—	1,225,621
					$9,807,664	$—	$9,807,664
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Total Return Bond Fund